UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Nathan Briggs
Artisan Partners Funds, Inc.	Simpson Thacher & Bartlett LLP
875 East Wisconsin Avenue, Suite 800	900 G Street, N.W.
Milwaukee, Wisconsin 53202	Washington, D.C. 20001

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Shareholders.

SEMI-ANNUAL REPORT
Artisan Partners Funds

2023
March 31, 2023

A R T I S A N P A R T N E R S

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Debt Opportunities Fund	APFOX	APDOX	APHOX
Artisan Floating Rate Fund	ARTUX	APDUX	APHUX
Artisan Focus Fund	ARTTX	APDTX	APHTX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	APDHX	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Unconstrained Fund	APFPX	APDPX	APHPX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Explorer Fund	N/A	ARDBX	ARHBX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	APDEX	APHEX
Artisan Value Fund	ARTLX	APDLX	APHLX
Artisan Value Income Fund	APFWX	APDWX	APHWX

As currently permitted by regulations previously adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports are not currently being sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available online at https://connect.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you invest directly with a Fund, by calling 800.344.1770 or by enrolling on the Funds’ website at www.artisanpartners.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
4	Artisan Developing World Fund
6	Artisan Emerging Markets Debt Opportunities Fund
10	Artisan Floating Rate Fund
12	Artisan Focus Fund
14	Artisan Global Discovery Fund
16	Artisan Global Equity Fund
18	Artisan Global Opportunities Fund
20	Artisan Global Unconstrained Fund
26	Artisan Global Value Fund
28	Artisan High Income Fund
32	Artisan International Fund
34	Artisan International Explorer Fund
36	Artisan International Small-Mid Fund
38	Artisan International Value Fund
40	Artisan Mid Cap Fund
42	Artisan Mid Cap Value Fund
44	Artisan Select Equity Fund
46	Artisan Small Cap Fund
48	Artisan Sustainable Emerging Markets Fund
50	Artisan Value Fund
52	Artisan Value Income Fund

55	STATEMENTS OF ASSETS AND LIABILITIES

61	STATEMENTS OF OPERATIONS

67	STATEMENTS OF CHANGES IN NET ASSETS

78	FINANCIAL HIGHLIGHTS

97	NOTES TO FINANCIAL STATEMENTS

133	SHAREHOLDER EXPENSE EXAMPLE

138	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

139	PROXY VOTING POLICIES AND PROCEDURES

139	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN PARTNERS FUNDS, INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

*	Non-income producing security
#	Percentages for the various classifications relate to total net assets
^	Amount rounds to less than $1 or 0.1%

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Investment abbreviations

ADR BOA BUBOR CDI CITI ETF GDR ICE JIBAR JPM KLIBOR LIBOR PIK

American Depositary Receipt

Bank of America

Budapest Interbank Offered Rate

Certificate of Interbank Deposit

Citibank, N.A.

Exchange Traded Fund

Global Depositary Receipt

Intercontinental Exchange

Johannesburg Interbank Average Rate

JPMorganChase Bank, N.A.

Kuala Lumpur Interbank Offered Rate

London Interbank Offered Rate

Payment-In-Kind

Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR SCB SOFR SPDR TIIE THOR TONAR WIBOR

Prague Interbank Offered Rate

Standard Chartered Bank

Secured Overnight Financing Rate

Standard & Poor’s Depository Receipts

Mexican Interbank Equilibrium Interest Rate

Thai Overnight Repurchase Rate

Tokyo Overnight Average Rate

Warsaw Interbank Offer Rate

2	Artisan Partners Funds

Currency abbreviations

AED United Arab Emirates dirham

AUD   Australian dollar

BRL   Brazilian real

CAD   Canadian dollar

CHF   Swiss franc

CLP  Chilean peso

CNY   Chinese yuan

CZK   Czech koruna

DKK   Danish krone

DOP   Dominican peso

EUR Euro

GBP  British pound

HKD  Hong Kong dollar

HUF   Hungarian forint

IDR   Indonesian rupiah

ILS   Israel new shekel

INR   Indian rupee

ISK   Iceland krona

JPY  Japanese yen

KRW  Korean won

KZT   Kazakhstan tenge

MXN  Mexican peso

MYR   Malaysia ringgit

NOK  Norwegian krone

PEN  Peruvian nuevo sol

PLN  Polish zloty

RON  Romanian leu

RSD  Serbian dinar

RUB  Russian ruble

SEK  Swedish krona

SGD   Singapore dollar

THB Thailand baht

TWD New Taiwan dollar

UGX   Ugandan shilling

USD   U.S. dollar

UYU   Uruguayan peso

UZS Uzbekistani som

VND  Vietnamese dong

ZAR South African rand

Artisan Partners Funds	3

Artisan Developing World Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.6%

BRAZIL - 8.9%
MercadoLibre, Inc.*	159	$209,689
NU Holdings Ltd., Class A*	17,001	80,923

		290,612
CHINA - 21.5%
Bilibili, Inc., ADR*	3,361	78,986
JD Health International, Inc.*(1)(2)	9,235	68,227
Kanzhun Ltd., ADR*	1,875	35,675
KE Holdings, Inc., ADR*	3,918	73,808
Kweichow Moutai Co. Ltd., Class A(1)	365	96,528
Meituan, Class B*(1)(2)	6,679	121,323
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A(1)	1,501	68,395
Tencent Holdings Ltd.(1)	1,276	62,340
Wuxi Biologics Cayman, Inc.*(1)(2)	11,229	69,452
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A(1)	734	30,473

		705,207
FRANCE - 5.4%
Hermes International(1)	18	37,192
LVMH Moet Hennessy Louis Vuitton SE(1)	113	103,821
Sartorius Stedim Biotech(1)	112	34,267

		175,280
INDIA - 4.2%
Apollo Hospitals Enterprise Ltd.(1)	697	36,655
HDFC Bank Ltd., ADR	1,538	102,524

		139,179
NETHERLANDS - 7.7%
Adyen NV*(1)(2)	94	149,757
ASML Holding NV, ADR	151	102,970

		252,727
RUSSIA - 0.0%
Yandex NV, Class A*(1)(3)(4)	1,677	–

SINGAPORE - 7.8%
Grab Holdings Ltd., Class A*	12,036	36,230
Sea Ltd., ADR*	2,518	217,909

		254,139
UNITED STATES - 42.1%
Airbnb, Inc., Class A*	1,588	197,485
Align Technology, Inc.*	195	65,316
Crowdstrike Holdings, Inc., Class A*	1,118	153,472
Estee Lauder Cos., Inc. (The), Class A	412	101,482
Mastercard, Inc., Class A	101	36,559
Netflix, Inc.*	295	101,752
NVIDIA Corp.	769	213,693
Snap, Inc., Class A*	6,948	77,887
Snowflake, Inc., Class A*	560	86,326
Unity Software, Inc.*	2,583	83,799
Veeva Systems, Inc., Class A*	540	99,235
Visa, Inc., Class A	720	162,219

		1,379,225

Total common stocks (Cost $2,190,020)		3,196,369

SHORT-TERM INVESTMENT - 0.8%

INVESTMENT COMPANY - 0.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $26,050)	26,050	26,050

Total investments - 98.4% (Cost $2,216,070)		3,222,419

Other assets less liabilities - 1.6%		52,365

Total net assets - 100.0%#		$3,274,784

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $878,430, or 26.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the value of these securities was $408,759 or 12.5% of net assets.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Yandex NV, Class A	10/13/2016 - 01/25/2022	$48,814	$–	0.0%

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$574,549	17.8%
Consumer Discretionary	669,510	20.8
Consumer Staples	266,237	8.3
Financials	531,982	16.5
Health Care	403,793	12.5
Industrials	36,230	1.1
Information Technology	640,260	19.9
Real Estate	73,808	2.3
Short-Term Investment	26,050	0.8

Total investments	$3,222,419	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
CNY	$195,396	6.1%
EUR	325,037	10.1
HKD	321,342	10.0
INR	36,655	1.1
USD	2,343,989	72.7

Total investments	$3,222,419	100.0%

4	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Sea Ltd.	Singapore	6.7%
NVIDIA Corp.	United States	6.5
MercadoLibre, Inc.	Brazil	6.4
Airbnb, Inc.	United States	6.0
Visa, Inc.	United States	5.0
Crowdstrike Holdings, Inc.	United States	4.7
Adyen NV	Netherlands	4.6
Meituan	China	3.7
LVMH Moet Hennessy Louis Vuitton SE	France	3.2
ASML Holding NV	Netherlands	3.1

Total		49.9%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	5

Artisan Emerging Markets Debt Opportunities Fund

Consolidated Schedule of Investments – March 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS - 62.3%

ALBANIA - 1.2%
Republic of Albania 3.50%, 10/9/2025(1)	EUR	300	$306

ANGOLA - 2.2%
Republic of Angola (ICE LIBOR USD 6 Month + 7.50%), 12.64%, 7/3/2023(1)(2)		415	416
6.93%, 2/19/2027(1)		166	152

			568
BAHAMAS - 2.0%
Commonwealth of the Bahamas 5.75%, 1/16/2024(1)		540	508

BENIN - 2.9%
Benin Government Bond 4.88%, 1/19/2032(1)	EUR	930	757

CAMEROON - 2.9%
Republic of Cameroon 9.50%, 11/19/2025(1)		800	769

DOMINICAN REPUBLIC - 3.0%
Dominican Republic Government Bond
6.88%, 1/29/2026(1)		300	304
4.88%, 9/23/2032(1)		300	254
5.30%, 1/21/2041(1)		150	117
5.88%, 1/30/2060(1)		150	115

			790
EGYPT - 0.6%
Arab Republic of Egypt 7.50%, 2/16/2061(1)		300	162

INDONESIA - 4.8%
Republic of Indonesia
6.38%, 4/15/2032	IDR	4,100,000	268
8.25%, 5/15/2036	IDR	9,854,000	725
7.13%, 6/15/2042	IDR	3,800,000	256

			1,249
IRAQ - 4.0%
Republic of Iraq 5.80%, 1/15/2028(1)		1,134	1,055

IVORY COAST - 1.5%
Republic of Cote d’Ivoire 5.25%, 3/22/2030(1)	EUR	445	395

KENYA - 1.9%
Republic of Kenya 6.88%, 6/24/2024(1)		530	489

MACEDONIA - 5.0%
Republic of North Macedonia
5.63%, 7/26/2023(1)	EUR	748	811
2.75%, 1/18/2025(1)	EUR	120	122
6.96%, 3/13/2027(1)	EUR	340	370

			1,303
MONGOLIA - 1.6%
State of Mongolia 8.75%, 3/9/2024(1)		415	415

NIGERIA - 3.3%
Federal Republic of Nigeria
7.63%, 11/21/2025(3)		521	473
9.25%, 1/21/2049(1)		232	168
8.25%, 9/28/2051(1)		325	214

			855
PAPUA NEW GUINEA - 2.0%
Papua New Guinea Government International Bond 8.38%, 10/4/2028(1)		575	524

PERU - 4.3%
Bonos de la Tesoreria 6.15%, 8/12/2032	PEN	4,650	1,129

ROMANIA - 7.4%
Romania Government Bond
2.88%, 5/26/2028(1)	EUR	280	267
8.75%, 10/30/2028	RON	325	75
6.63%, 9/27/2029(3)	EUR	190	210
3.62%, 5/26/2030(1)	EUR	660	605
Series 10Y, 8.25%, 9/29/2032	RON	2,710	621
4.63%, 4/3/2049(1)	EUR	200	161

			1,939
SERBIA - 7.0%
Republic of Serbia
2.00%, 4/6/2023	RSD	89,800	830
1.50%, 6/26/2029(1)	EUR	195	161
6.50%, 9/26/2033(1)		620	615
2.05%, 9/23/2036(1)	EUR	350	229

			1,835
SOUTH AFRICA - 1.4%
Republic of South Africa 8.00%, 1/31/2030	ZAR	7,000	358

UZBEKISTAN - 3.3%
Republic of Uzbekistan 14.50%, 11/25/2023(1)	UZS	10,000,000	870

Total sovereign government bonds (Cost $16,010)			16,276

CORPORATE BONDS - 17.4%

BRAZIL - 1.8%
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031(1)		290	228
Unigel Luxembourg SA 8.75%, 10/1/2026(1)		253	234

			462
COLOMBIA - 2.7%
Aris Mining Corp. 6.88%, 8/9/2026(1)		277	226
EnfraGen Energia Sur SA 5.38%, 12/30/2030(1)		400	240
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(1)		275	233

			699
CZECH REPUBLIC - 1.3%
Energo-Pro A/S
4.50%, 5/4/2024(1)	EUR	100	104
8.50%, 2/4/2027(1)		250	240

			344
DOMINICAN REPUBLIC - 5.9%
Banco Central de la Republica Dominicana
13.00%, 12/5/2025(1)	DOP	81,900	1,487
13.00%, 1/30/2026(1)	DOP	3,000	54

			1,541
GEORGIA - 0.8%
Georgia Capital JSC 6.13%, 3/9/2024(1)		225	218

NIGERIA - 0.8%
SEPLAT Energy plc 7.75%, 4/1/2026(1)		285	222

6	Artisan Partners Funds

	Principal Amount		Value
PERU - 3.2%
Auna SAA 6.50%, 11/20/2025(1)		500	$410
Inkia Energy Ltd. 5.88%, 11/9/2027(1)		457	421

			831
TANZANIA - 0.9%
HTA Group Ltd. 7.00%, 12/18/2025(3)		240	227

Total corporate bonds (Cost $4,555)			4,544

SHORT-TERM INVESTMENTS - 14.9%

SOVEREIGN GOVERNMENT TREASURY BILLS - 3.0%
Banco Central del Uruguay 9.36%, 04/19/2023(4)	UYU	27,888	715
Banco Central del Uruguay 11.54%, 02/02/2024(4)	UYU	3,050	72

Total sovereign government treasury bills (Cost $765)			787

U.S. TREASURY OBLIGATIONS - 8.4%
U.S. Treasury Bills 3.80%, 04/18/2023(4)		1,600	1,597
U.S. Treasury Bills 3.99%, 04/25/2023(4)		600	598

Total U.S. treasury obligations (Cost $2,195)			2,195

	Shares Held
INVESTMENT COMPANIES - 3.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70%		310	310
Federated Treasury Obligations Fund - Institutional Class, 4.67%		301	301
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.72%		301	301

Total investment companies (Cost $912)			912

Total short-term investments (Cost $3,872)			3,894

Total investments - 94.6% (Cost $24,437)			24,714

Other assets less liabilities - 5.4%			1,418

Total net assets - 100.0%#			$26,132

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the value of these securities was $15,648 or 59.9% of net assets.
(2)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Yield to maturity.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Energy	$1,027	4.1%
Financials	1,759	7.1
Foreign Government Securities	16,276	65.9
Health Care	410	1.7
Industrials	227	0.9
Materials	460	1.9
Utilities	661	2.7
Short-Term Investments	3,894	15.7

Total investments	$24,714	100.0%

TRADING CURRENCIES
Dollar Values in thousands
	Value	Percentage of Total Investments
DOP	$1,541	6.2%
EUR	4,498	18.2
IDR	1,249	5.1
PEN	1,129	4.6
RON	696	2.8
RSD	830	3.4
USD	12,756	51.6
UYU	787	3.2
UZS	870	3.5
ZAR	358	1.4

Total investments	$24,714	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased		Currency Sold			Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP**	101,000	USD		124	CITI	4/3/2023	$3
HUF	654,634	EUR		1,588	SCB	4/3/2023	146
PEN**	1,630	USD		428	CITI	4/3/2023	5
BRL**	6,106	USD		1,180	CITI	4/4/2023	25
KZT**	226,445	USD		489	CITI	4/10/2023	6
UZS**	3,650,000	USD		316	CITI	4/17/2023	3
CZK	17,300	EUR		717	SCB	4/20/2023	21
RSD	38,442	EUR		321	JPM	4/28/2023	6
BRL**	6,106	USD		1,183	CITI	5/3/2023	15
UZS**	567,859	USD		49	JPM	5/4/2023	1
MXN	6,200	USD		328	SCB	5/8/2023	13
KZT**	226,445	USD		485	CITI	5/10/2023	3
PEN**	350	USD		92	CITI	6/7/2023	1
EUR	691	USD		742	SCB	6/21/2023	10
HUF	654,634	EUR		1,660	SCB	7/3/2023	6
UZS**	3,650,000	USD		308	CITI	7/17/2023	3
USD	46	KES	**	6,200	SCB	7/20/2023	2
IDR**	2,300,000	USD		150	CITI	9/6/2023	3
UZS**	3,650,000	USD		299	CITI	10/17/2023	4
USD	162	KES	**	23,300	SCB	12/6/2023	5

Total unrealized appreciation							281

EUR	1,716	HUF		654,634	SCB	4/3/2023	(8)
USD	125	CLP	**	101,000	CITI	4/3/2023	(2)
USD	1,073	PEN	**	4,091	CITI	4/3/2023	(13)
USD	1,015	BRL	**	5,156	CITI	4/4/2023	(2)
USD	352	ZAR		6,407	CITI	4/6/2023	(8)
KZT**	230,000	USD		522	SCB	4/10/2023	(19)
USD	686	RON		3,209	JPM	4/10/2023	(17)
RON	9,660	EUR		1,959	JPM	4/18/2023	(10)
USD	208	MXN		3,800	SCB	5/8/2023	(1)
KZT**	24,000	USD		52	CITI	5/10/2023	– ^
KZT**	127,600	USD		279	SCB	5/10/2023	(4)
USD	268	IDR	**	4,200,000	CITI	5/23/2023	(13)
USD	650	PEN	**	2,461	CITI	6/7/2023	(1)
USD	6,205	EUR		5,743	SCB	6/21/2023	(51)
USD	254	IDR	**	4,013,621	CITI	6/30/2023	(14)
UZS**	2,250,000	USD		192	CITI	7/17/2023	(1)
KES**	6,200	USD		48	JPM	7/20/2023	(4)
KES**	123,000	USD		901	SCB	12/6/2023	(70)
USD	637	KES	**	99,700	SCB	12/6/2023	(36)

Total unrealized depreciation							(274)

Net unrealized appreciation							$7

**	Non-deliverable.

Artisan Partners Funds	7

FUTURES CONTRACTS
Values in thousands
Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Positions Contracts
Euro-Bobl	(18)	6/8/2023	EUR	$(1,800)	$(2,301)	$(48)
Euro-Bund	(8)	6/8/2023	EUR	(800)	(1,179)	(44)
Euro-Schatz	(4)	6/8/2023	EUR	(400)	(459)	(4)
U.S. Treasury 2 Year Note	(23)	6/30/2023	USD	(4,600)	(4,748)	(58)
U.S. Treasury 5 Year Note	(7)	6/30/2023	USD	(700)	(767)	(8)
U.S. Treasury 10 Year Note	(16)	6/21/2023	USD	(1,600)	(1,839)	(34)
U.S. Treasury 10 Year Ultra Note	(1)	6/21/2023	USD	(100)	(121)	2
U.S. Treasury Long Bond	(2)	6/21/2023	USD	(200)	(262)	(12)

Net unrealized depreciation						$(206)

The Fund has recorded a liability of $24 as of March 31, 2023, related to the current day’s variation margin related to these contracts.

Centrally Cleared Credit Default Swap-Sell Protection
Values in thousands
Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Republic of South Africa	1.00	Quarterly	6/20/2023	USD 205	(1)	1	–^

Total					(1)	1	–^

Centrally Cleared Interest Rate Swaps
Values in thousands
Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount				Upfront Payments (Receipts) ($)		Unrealized Appreciation (Depreciation) ($)	Value ($)
4 week TIIE monthly	8.65 monthly	Pay	5/17/2032	MXN	5,490	–	5		5
4 week TIIE monthly	8.72 monthly	Pay	9/1/2032	MXN	15,800	(12)	31		19
1 day CDI at termination	12.70 at termination	Pay	1/3/2028	BRL	2,100	–	9		9
1 day CDI at termination	12.86 at termination	Pay	1/3/2033	BRL	850	–	4		4

Total unrealized appreciation						(12)	49		37

3 month JIBAR quarterly	8.93 quarterly	Pay	11/30/2032	ZAR	4,550	–	(1)		(1)
4 week TIIE monthly	9.87 monthly	Pay	3/21/2025	MXN	76,000	–	(15)		(15)
1 day CDI at termination	11.39 at termination	Pay	1/2/2032	BRL	640	–	(15)		(15)
1 day CDI at termination	11.29 at termination	Pay	1/2/2032	BRL	750	–	(18)		(18)
1 day CDI at termination	11.41 at termination	Pay	1/2/2026	BRL	3,950	–	(17)		(17)
1 day CDI at termination	11.44 at termination	Pay	1/3/2028	BRL	2,400	–	(19)		(19)

Total unrealized depreciation						–	(85)		(85)

Total						(12)	(36)		(48)

The Fund has recorded an asset of $43 as of March 31, 2023, related to the current day’s variation margin related to these contracts.

OTC Credit Default Swap-Sell Protection
Values in thousands
Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Termination Date	Notional Amount	Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Republic of South Africa	1.00	Quarterly	CITI	6/20/2024	USD 260	–^	–^	–^

Total						–^	–^	–^

8	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Romania Government Bond	Romania	7.4%
Republic of Serbia	Serbia	7.0
Banco Central de la Republica Dominicana	Dominican Republic	5.9
Republic of North Macedonia	Macedonia	5.0
Republic of Indonesia	Indonesia	4.8
Bonos de la Tesoreria	Peru	4.3
Republic of Iraq	Iraq	4.0
Republic of Uzbekistan	Uzbekistan	3.3
Federal Republic of Nigeria	Nigeria	3.3
Dominican Republic Government Bond	Dominican Republic	3.0

Total		48.0%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	9

Artisan Floating Rate Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
BANK LOANS - 89.2%

AEROSPACE & DEFENSE - 3.5%
Jazz Acquisition, Inc. First Lien Term Loan (SOFR + 4.00%), 8.91%, 6/19/2026(1)	$634	$619
Maxar Technologies, Inc. First Lien Term Loan (SOFR + 4.25%), 9.16%, 6/14/2029(1)	993	992

		1,611
AUTOMOBILE COMPONENTS - 0.5%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 9.32%, 5/11/2028(1)	342	240

BUILDING PRODUCTS - 0.8%
CP Atlas Buyer, Inc. Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 8.41%, 11/23/2027(1)	409	362

CAPITAL MARKETS - 3.5%
Aretec Group, Inc. Term Loan TBD, 3/8/2030(1)	488	479
Edelman Financial Engines Center LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 11.59%, 7/20/2026(1)	1,250	1,166

		1,645
CHEMICALS - 0.9%
Iris Holding, Inc. First Lien Term Loan (SOFR + 4.75%), 9.53%, 6/28/2028(1)	499	426

COMMERCIAL SERVICES - 5.3%
Digital Room Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 5.25%), 10.09%, 12/21/2028(1)	574	510
Employbridge Holding Co. Term Loan B
(ICE LIBOR USD 3 Month + 4.75%), 9.91%, 7/19/2028(1)	11	9
(ICE LIBOR USD 3 Month + 4.75%), 9.93%, 7/19/2028(1)	1,480	1,231
National Intergovernmental Purchasing Alliance Co. First Lien Term Loan (SOFR + 3.50%), 8.40%, 5/23/2025(1)	362	356
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (SOFR + 7.50%), 12.08%, 5/26/2026(1)	315	309

		2,415
COMMERCIAL SERVICES & SUPPLIES - 3.6%
Neptune BidCo US, Inc. First Lien Term Loan B (SOFR + 5.00%), 9.74%, 4/11/2029(1)	1,152	1,034
Spin Holdco, Inc. Term Loan (ICE LIBOR USD 3 Month + 4.00%), 8.99%, 3/4/2028(1)	748	625

		1,659
CONSTRUCTION & ENGINEERING - 2.6%
CD&R Hydra Buyer, Inc. Term Loan (ICE LIBOR USD 1 Month + 4.25%), 9.09%, 12/11/2024(1)	1,228	1,211

DIVERSIFIED CONSUMER SERVICES - 5.1%
KUEHG Corp. Term Loan B3 (ICE LIBOR USD 3 Month + 3.75%), 8.91%, 2/21/2025(1)	2,399	2,352

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Zayo Group Holdings, Inc. Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.84%, 3/9/2027(1)	173	140

ELECTRICAL EQUIPMENT - 0.6%
Indicor LLC First Lien Term Loan (SOFR + 4.50%), 8.93%, 11/22/2029(1)	285	282

FINANCIAL SERVICES - 1.6%
Trans Union LLC Term Loan B5 (ICE LIBOR USD 1 Month + 1.75%), 6.59%, 11/16/2026(1)	741	735

FOOD - 1.2%
Chefs’ Warehouse, Inc. Term Loan (SOFR + 4.75%), 9.66%, 8/23/2029(1)	545	542

FOOD PRODUCTS - 2.6%
B&G Foods, Inc. Term Loan B4 (ICE LIBOR USD 1 Month + 2.50%), 7.34%, 10/10/2026(1)	1,079	1,048
Shearer’s Foods LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 8.34%, 9/23/2027(1)	118	115

		1,163
FOOD SERVICE - 2.5%
TKC Holdings, Inc. Term Loan (ICE LIBOR USD 1 Month + 5.50%), 10.34%, 5/15/2028(1)	1,207	1,015
TKC Midco 1 LLC Term Loan 12.00% Cash, 13.50% PIK, 2/15/2027	199	114

		1,129
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Medline Borrower LP Term Loan (ICE LIBOR USD 1 Month + 3.25%), 8.09%, 10/23/2028(1)	1,252	1,219

HEALTHCARE-SERVICES - 0.4%
Surgery Center Holdings, Inc. Term Loan (ICE LIBOR USD 1 Month + 3.75%), 8.46%, 8/31/2026(1)	182	181

HOUSEHOLD PRODUCTS/WARES - 2.2%
VC GB Holdings I Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 8.34%, 7/21/2028(1)	1,047	990

INSURANCE - 11.6%
Acrisure LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 9.09%, 2/15/2027(1)	232	227
Amynta Agency Borrower, Inc. Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 9.99%, 2/28/2028(1)	1,500	1,436
AssuredPartners, Inc. Term Loan
(SOFR + 3.50%), 8.31%, 2/12/2027(1)	765	755
(ICE LIBOR USD 1 Month + 3.50%), 8.34%, 2/12/2027(1)	572	565
BroadStreet Partners, Inc. Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.84%, 1/27/2027(1)	1,135	1,109
Hub International Ltd. Term Loan (SOFR + 4.00%), 8.73%, 11/10/2029(1)	499	497
USI, Inc. Term Loan (SOFR + 3.75%), 8.65%, 11/22/2029(1)	800	796

		5,385
INVESTMENT COMPANIES - 4.3%
Nexus Buyer LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 8.59%, 11/9/2026(1)	997	900
Nexus Buyer LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.25%), 11.09%, 11/5/2029(1)	1,211	1,060

		1,960
IT SERVICES - 1.6%
Arches Buyer, Inc. Term Loan (SOFR + 3.25%), 8.16%, 12/6/2027(1)	794	746

PHARMACEUTICALS - 1.0%
CVET Midco 2 LP First Lien Term Loan (SOFR + 5.00%), 9.90%, 10/13/2029(1)	500	471

SOFTWARE - 24.0%
Applied Systems, Inc. First Lien Term Loan (SOFR + 4.50%), 9.40%, 9/18/2026(1)	232	231
Applied Systems, Inc. Second Lien Term Loan (SOFR + 6.75%), 11.65%, 9/17/2027(1)	118	118
Central Parent, Inc. First Lien Term Loan (SOFR + 4.25%), 9.15%, 7/6/2029(1)	499	497
CommerceHub, Inc. First Lien Term Loan (SOFR + 4.00%), 8.78%, 12/29/2027(1)	710	660
CommerceHub, Inc. Second Lien Term Loan (SOFR + 7.00%), 11.78%, 12/29/2028(1)	60	48
Epicor Software Corp. Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 8.09%, 7/30/2027(1)	1,049	1,029
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 10.06%, 3/1/2029(1)	922	725
Orchid Merger Sub II LLC Term Loan (SOFR + 4.75%), 9.80%, 7/27/2027(1)	808	654

10	Artisan Partners Funds

	Principal Amount	Value
SOFTWARE (CONTINUED)
Renaissance Holdings Corp. First Lien Term Loan (SOFR + 4.50%), 9.23%, 3/30/2029(1)	$993	$988
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 11.84%, 5/29/2026(1)	120	117
Renaissance Learning, Inc. Term Loan (SOFR + 4.75%), 9.73%, 3/15/2030(1)(2)	1,727	1,677
SS&C Technologies Holdings, Inc. Term Loan B3 (ICE LIBOR USD 1 Month + 1.75%), 6.59%, 4/16/2025(1)	403	402
SS&C Technologies Holdings, Inc. Term Loan B4 (ICE LIBOR USD 1 Month + 1.75%), 6.59%, 4/16/2025(1)	358	357
UKG, Inc. First Lien Term Loan (SOFR + 3.25%), 8.03%, 5/4/2026(1)	1,462	1,423
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.25%), 10.03%, 5/3/2027(1)	985	941
Virgin Pulse, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 8.84%, 4/6/2028(1)	1,481	1,214

		11,081
TELECOMMUNICATIONS - 4.4%
Gridiron Fiber Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 9.66%, 10/4/2028(1)	2,178	2,042

TRANSPORTATION - 2.5%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 10.13%, 8/4/2025(1)	887	806
(ICE LIBOR USD 3 Month + 5.50%), 10.23%, 8/4/2025(1)	18	16
(ICE LIBOR USD 3 Month + 5.50%), 10.33%, 8/4/2025(1)	200	182
(ICE LIBOR USD 3 Month + 5.50%), 10.45%, 8/4/2025(1)	158	143

		1,147

Total bank loans (Cost $43,101)		41,134

CORPORATE BONDS - 7.5%

BANKS - 1.2%
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 5.73%, 4/17/2023(1)(3)	720	544

ELECTRICAL EQUIPMENT - 2.1%
Regal Rexnord Corp. 6.30%, 2/15/2030(4)	946	952

HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
Medline Borrower LP 3.88%, 4/1/2029(4)	600	520

HOTELS, RESTAURANTS & LEISURE - 1.2%
Carnival Corp. 4.00%, 8/1/2028(4)	648	558

INSURANCE - 0.6%
Acrisure LLC 4.25%, 2/15/2029(4)	320	273

IT SERVICES - 1.1%
Arches Buyer, Inc. 4.25%, 6/1/2028(4)	585	489

SPECIALTY RETAIL - 0.2%
Evergreen Acqco 1 LP 9.75%, 4/26/2028(4)	126	120

Total corporate bonds (Cost $3,671)		3,456

	No. of Warrants
WARRANTS - 0.0%

FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10 (Cost $–)*(2)(5)	1	–
	Shares Held	Value
SHORT-TERM INVESTMENTS - 7.0%

INVESTMENT COMPANIES - 7.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70%	1,094	1,094
Federated Treasury Obligations Fund - Institutional Class, 4.67%	1,061	1,061
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.72%	1,062	1,062

Total short-term investments (Cost $3,217)		3,217

Total investments - 103.7% (Cost $49,989)		47,807

Other assets less liabilities - (3.7%)		(1,691)

Total net assets - 100.0%#		$46,116

(1)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,677, or 3.6% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Perpetual security. The rate reflected was the rate in effect on March 31, 2023. The maturity date reflects the next call date.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Defaulted security.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$2,182	4.6%
Consumer Discretionary	3,270	6.8
Consumer Staples	3,824	8.0
Financials	10,543	22.0
Health Care	2,391	5.0
Industrials	9,639	20.2
Information Technology	12,315	25.8
Materials	426	0.9
Short-Term Investments	3,217	6.7

Total investments	$47,807	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
KUEHG Corp.	United States	5.1%
Gridiron Fiber Corp.	United States	4.4
Medline Borrower LP	United States	3.8
Renaissance Learning, Inc.	United States	3.6
Amynta Agency Borrower, Inc.	United States	3.1
UKG, Inc.	United States	3.1
Employbridge Holding Co.	United States	2.7
Arches Buyer, Inc.	United States	2.7
Virgin Pulse, Inc.	United States	2.6
CD&R Hydra Buyer, Inc.	United States	2.6

Total		33.7%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	11

Artisan Focus Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.5%

AEROSPACE & DEFENSE - 5.3%
Safran SA(1)(2)	144	$21,339
TransDigm Group, Inc.	74	54,488

		75,827
BEVERAGES - 2.0%
Monster Beverage Corp.*	537	29,020

CAPITAL MARKETS - 2.3%
S&P Global, Inc.	94	32,393

CHEMICALS - 6.1%
Air Products and Chemicals, Inc.	101	28,947
Linde plc	163	57,848

		86,795
COMMUNICATIONS EQUIPMENT - 4.1%
Motorola Solutions, Inc.	204	58,427

CONSTRUCTION & ENGINEERING - 2.6%
Quanta Services, Inc.	223	37,131

ELECTRIC UTILITIES - 9.0%
Constellation Energy Corp.	349	27,399
NextEra Energy, Inc.	1,295	99,828

		127,227
FINANCIAL SERVICES - 6.0%
Visa, Inc., Class A	379	85,548

GROUND TRANSPORTATION - 7.0%
Canadian Pacific Railway Ltd.(1)	1,284	98,813

HEALTH CARE EQUIPMENT & SUPPLIES - 3.9%
Boston Scientific Corp.*	527	26,341
Dexcom, Inc.*	157	18,226
IDEXX Laboratories, Inc.*	14	7,080
Intuitive Surgical, Inc.*	14	3,685

		55,332
HEALTH CARE PROVIDERS & SERVICES - 12.4%
Elevance Health, Inc.	142	65,388
McKesson Corp.	59	20,958
UnitedHealth Group, Inc.	190	89,602

		175,948
HOTELS, RESTAURANTS & LEISURE - 4.1%
Starbucks Corp.	564	58,772

INDUSTRIAL CONGLOMERATES - 4.6%
General Electric Co.	676	64,590

LIFE SCIENCES TOOLS & SERVICES - 2.0%
Thermo Fisher Scientific, Inc.	50	28,870

OIL, GAS & CONSUMABLE FUELS - 0.6%
Cheniere Energy, Inc.	51	8,076

PHARMACEUTICALS - 1.3%
Eli Lilly & Co.	34	11,575
Zoetis, Inc.	44	7,246

		18,821
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
Advanced Micro Devices, Inc.*	342	33,561
NVIDIA Corp.	156	43,304
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	458	42,637

		119,502
SOFTWARE - 2.6%
Oracle Corp.	397	36,930

SPECIALIZED REITS - 1.0%
American Tower Corp., REIT	69	14,175

TEXTILES, APPAREL & LUXURY GOODS - 1.0%
NIKE, Inc., Class B	116	14,198

WIRELESS TELECOMMUNICATION SERVICES - 6.2%
T-Mobile US, Inc.*	611	88,556

Total common stocks (Cost $1,184,298)		1,314,951

	No. of Contracts‡
OPTIONS PURCHASED - 1.7%

CALL OPTIONS - 1.7%
HEALTH CARE PROVIDERS & SERVICES - 0.3%
UnitedHealth Group, Inc. 6/16/2023 at USD 470.00; Notional Amount: USD 76,938	1,628	4,127

INTERACTIVE MEDIA & SERVICES - 0.9%
Meta Platforms, Inc. 11/17/2023 at USD 115.00; Notional Amount: USD 27,192	1,283	13,186

PERSONAL CARE PRODUCTS - 0.5%
Estee Lauder Cos., Inc. (The) 10/20/2023 at USD 260.00; Notional Amount: USD 86,458	3,508	6,525

Total Call Options		23,838

Total Options Purchased (Cost $20,204)		23,838

	Shares Held
SHORT-TERM INVESTMENT - 6.3%

INVESTMENT COMPANY - 6.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $89,962)	89,962	89,962

Total investments - 100.5% (Cost $1,294,464)		1,428,751

Other assets less liabilities - (0.5%)		(6,555)

Total net assets - 100.0%#		$1,422,196

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canadian Pacific Railway Ltd.	Canada	USD
Safran SA	France	EUR
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	USD

12	Artisan Partners Funds

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $21,339, or 1.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$101,742	7.1%
Consumer Discretionary	72,970	5.1
Consumer Staples	35,545	2.5
Energy	8,076	0.6
Financials	117,942	8.3
Health Care	283,097	19.8
Industrials	276,361	19.3
Information Technology	214,859	15.0
Materials	86,795	6.1
Real Estate	14,175	1.0
Utilities	127,227	8.9
Short-Term Investment	89,962	6.3

Total investments	$1,428,751	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
EUR	$21,339	1.5%
USD	1,407,412	98.5

Total investments	$1,428,751	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	30,950	USD	22,690	JPM	4/27/2023	$217
USD	111,335	CAD	148,259	JPM	4/27/2023	1,599
USD	2,944	EUR	2,711	JPM	4/27/2023	1

Total unrealized appreciation						1,817

CAD	6,115	USD	4,556	JPM	4/27/2023	(30)
USD	10,538	CAD	14,441	JPM	4/27/2023	(151)
USD	16,767	EUR	15,750	JPM	4/27/2023	(336)

Total unrealized depreciation						(517)

Net unrealized appreciation						$1,300

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
NextEra Energy, Inc.	United States	7.0%
Canadian Pacific Railway Ltd.	Canada	7.0
UnitedHealth Group, Inc.	United States	6.6
T-Mobile US, Inc.	United States	6.2
Visa, Inc.	United States	6.0
Elevance Health, Inc.	United States	4.6
General Electric Co.	United States	4.6
Starbucks Corp.	United States	4.1
Motorola Solutions, Inc.	United States	4.1
Linde plc	United States	4.1

Total		54.3%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	13

Artisan Global Discovery Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.9%

BRAZIL - 1.0%
NU Holdings Ltd., Class A*	582	$2,773

CANADA - 1.4%
CAE, Inc.*	161	3,649

CHINA - 0.7%
Silergy Corp.(1)	122	1,959

DENMARK - 4.8%
Ascendis Pharma A/S, ADR*	75	8,022
Vestas Wind Systems A/S(1)	164	4,766

		12,788
FINLAND - 2.0%
Metso Outotec OYJ(1)	321	3,505
Neste OYJ(1)	35	1,706

		5,211
GERMANY - 2.9%
adidas AG(1)	9	1,555
Gerresheimer AG(1)	62	6,105

		7,660
HONG KONG - 2.0%
Techtronic Industries Co. Ltd.(1)	482	5,267

ICELAND - 1.3%
Marel HF(1)(2)	814	3,321

ITALY - 2.8%
Davide Campari-Milano NV(1)	238	2,905
Industrie De Nora SpA*(1)	77	1,539
Moncler SpA(1)	44	3,054

		7,498
JAPAN - 1.6%
Obic Co. Ltd.(1)	27	4,285

LUXEMBOURG - 0.5%
Eurofins Scientific SE(1)	19	1,245

NETHERLANDS - 3.4%
Adyen NV*(1)(2)	1	1,758
Argenx SE, ADR*	20	7,293

		9,051
NORWAY - 1.1%
Nordic Semiconductor ASA*(1)	186	2,853

SINGAPORE - 0.8%
Sea Ltd., ADR*	24	2,107

UNITED KINGDOM - 5.8%
CNH Industrial NV(1)	256	3,923
London Stock Exchange Group plc(1)	79	7,686
Smiths Group plc(1)	176	3,725

		15,334
UNITED STATES - 60.8%
Advanced Micro Devices, Inc.*	81	7,954
Arista Networks, Inc.*	28	4,644
Atlassian Corp., Class A*	32	5,526
Bentley Systems, Inc., Class B	105	4,510

UNITED STATES (CONTINUED)
Boston Scientific Corp.*	234	11,716
Catalent, Inc.*	115	7,572
Ceridian HCM Holding, Inc.*	45	3,276
Clearwater Analytics Holdings, Inc., Class A*	154	2,460
Cooper Cos., Inc. (The)	8	3,035
Five Below, Inc.*	14	2,904
Global Payments, Inc.	34	3,577
Guidewire Software, Inc.*	50	4,083
HubSpot, Inc.*	16	7,021
Ingersoll Rand, Inc.	92	5,327
iRhythm Technologies, Inc.*	33	4,106
Lattice Semiconductor Corp.*	90	8,617
Live Nation Entertainment, Inc.*	19	1,343
MACOM Technology Solutions Holdings, Inc.*	46	3,246
Monolithic Power Systems, Inc.	7	3,565
Morningstar, Inc.	7	1,395
Nasdaq, Inc.	80	4,389
Novanta, Inc.*	10	1,527
ON Semiconductor Corp.*	94	7,751
Papa John’s International, Inc.	16	1,186
Pool Corp.	5	1,731
S&P Global, Inc.	9	3,266
Saia, Inc.*	5	1,487
Shockwave Medical, Inc.*	9	2,015
Take-Two Interactive Software, Inc.*	11	1,330
Teledyne Technologies, Inc.*	13	5,678
Tradeweb Markets, Inc., Class A	54	4,231
Valmont Industries, Inc.	13	4,035
Veeva Systems, Inc., Class A*	77	14,066
West Pharmaceutical Services, Inc.	12	4,194
Workiva, Inc., Class A*	44	4,543
Zscaler, Inc.*	34	4,016

		161,322

Total common stocks (Cost $200,723)		246,323

SHORT-TERM INVESTMENT - 6.1%

INVESTMENT COMPANY - 6.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $16,127)	16,127	16,127

Total investments - 99.0% (Cost $216,850)		262,450

Other assets less liabilities - 1.0%		2,722

Total net assets - 100.0%#		$265,172

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $61,157, or 23.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the value of these securities was $5,079 or 1.9% of net assets.

14	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$4,780	1.8%
Consumer Discretionary	10,430	4.0
Consumer Staples	2,905	1.1
Energy	1,706	0.7
Financials	29,075	11.1
Health Care	69,369	26.4
Industrials	40,544	15.4
Information Technology	87,514	33.3
Short-Term Investment	16,127	6.2

Total investments	$262,450	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
CAD	$3,649	1.4%
DKK	4,766	1.8
EUR	30,616	11.7
GBP	11,411	4.3
HKD	5,267	2.0
JPY	4,285	1.6
NOK	2,853	1.1
TWD	1,959	0.8
USD	197,644	75.3

Total investments	$262,450	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Veeva Systems, Inc.	United States	5.3%
Boston Scientific Corp.	United States	4.4
Lattice Semiconductor Corp.	United States	3.2
Ascendis Pharma A/S	Denmark	3.0
Advanced Micro Devices, Inc.	United States	3.0
ON Semiconductor Corp.	United States	2.9
London Stock Exchange Group plc	United Kingdom	2.9
Catalent, Inc.	United States	2.9
Argenx SE	Netherlands	2.8
HubSpot, Inc.	United States	2.6

Total		33.0%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	15

Artisan Global Equity Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.7%

BELGIUM - 1.1%
UCB SA(1)	24	$2,170

CANADA - 1.5%
Canadian Pacific Railway Ltd.	24	1,833
Descartes Systems Group, Inc. (The)*	13	1,065

		2,898
CHINA - 16.2%
Alibaba Group Holding Ltd., ADR*	70	7,183
ANTA Sports Products Ltd.(1)	172	2,499
China Meidong Auto Holdings Ltd.(1)	1,002	2,171
China Tourism Group Duty Free Corp. Ltd., Class A(1)	136	3,641
KE Holdings, Inc., ADR*	338	6,374
Luckin Coffee, Inc., ADR*	101	2,779
Lufax Holding Ltd., ADR	1,299	2,651
Tencent Holdings Ltd., ADR	24	1,160
Tencent Holdings Ltd.(1)	12	601
Wuliangye Yibin Co. Ltd., Class A(1)	110	3,131

		32,190
DENMARK - 7.6%
Ascendis Pharma A/S, ADR*	17	1,818
Carlsberg A/S, Class B(1)	21	3,255
Novo Nordisk A/S, ADR	8	1,205
Novo Nordisk A/S, Class B(1)	30	4,831
ROCKWOOL A/S, Class B(1)	17	4,054

		15,163
FRANCE - 3.1%
LVMH Moet Hennessy Louis Vuitton SE(1)	5	4,435
Pernod Ricard SA(1)	8	1,807

		6,242
GERMANY - 2.2%
Deutsche Telekom AG(1)	133	3,225
Dr Ing hc F Porsche AG (Preference)*(1)	9	1,152

		4,377
HONG KONG - 1.1%
AIA Group Ltd.(1)	204	2,142

INDONESIA - 0.2%
Mitra Adiperkasa Tbk. PT*(1)	4,575	461

ITALY - 3.2%
BFF Bank SpA(1)(2)	637	6,333

JAPAN - 3.8%
Daiichi Sankyo Co. Ltd.(1)	207	7,537

MACAU - 1.1%
Galaxy Entertainment Group Ltd.*(1)	175	1,163
Sands China Ltd.*(1)	316	1,103

		2,266
NETHERLANDS - 3.2%
Adyen NV*(1)(2)	1	1,031
Argenx SE, ADR*	12	4,404
ING Groep NV(1)	72	854

		6,289

NORWAY - 0.2%
Volue ASA*(1)	249	501

RUSSIA - 0.0%
MMC Norilsk Nickel PJSC, ADR*(1)(3)(4)	136	–
Sberbank of Russia PJSC*(1)(3)(4)	1,137	–

		–
SINGAPORE - 2.3%
DBS Group Holdings Ltd.(1)	86	2,143
United Overseas Bank Ltd.(1)	106	2,369

		4,512
SWEDEN - 1.6%
Nibe Industrier AB, Class B(1)	273	3,115

SWITZERLAND - 4.7%
Cie Financiere Richemont SA(1)	9	1,483
UBS Group AG(1)	374	7,903

		9,386
TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	106	1,878

UNITED ARAB EMIRATES - 1.2%
Americana Restaurants International plc*(1)	2,400	2,492

UNITED KINGDOM - 4.7%
AstraZeneca plc, ADR	33	2,319
AstraZeneca plc(1)	16	2,198
BAE Systems plc(1)	206	2,495
Unilever plc(1)	47	2,422

		9,434
UNITED STATES - 38.8%
Amazon.com, Inc.*	67	6,907
Aon plc, Class A	9	2,901
Arthur J Gallagher & Co.	14	2,625
Carrier Global Corp.	108	4,955
Chubb Ltd.	10	1,923
Cigna Group (The)	15	3,807
CME Group, Inc.	15	2,839
Darling Ingredients, Inc.*	57	3,355
Ferguson plc	11	1,482
Halozyme Therapeutics, Inc.*	176	6,720
Intercontinental Exchange, Inc.	40	4,206
Intuit, Inc.	9	3,893
Linde plc	5	1,951
Natera, Inc.*	80	4,441
Nestle SA(1)	48	5,873
Prometheus Biosciences, Inc.*	16	1,693
Schlumberger Ltd.	12	613
Stryker Corp.	13	3,636
TJX Cos., Inc. (The)	47	3,676
T-Mobile US, Inc.*	43	6,290
Trane Technologies plc	11	1,975
Visa, Inc., Class A	6	1,464

		77,225

Total common stocks (Cost $182,611)		196,611

16	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENT - 1.8%

INVESTMENT COMPANY - 1.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $3,561)	3,561	$3,561

Total investments - 100.5% (Cost $186,172)		200,172

Other assets less liabilities - (0.5)%		(946)

Total net assets - 100.0%#		$199,226

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $92,468, or 46.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the value of these securities was $7,364 or 3.7% of net assets.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$4,291	$–	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	4,750	–	0.0%

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$11,276	5.6%
Consumer Discretionary	41,145	20.5
Consumer Staples	19,843	9.9
Energy	613	0.3
Financials	41,384	20.7
Health Care	46,779	23.4
Industrials	19,909	9.9
Information Technology	7,337	3.7
Materials	1,951	1.0
Real Estate	6,374	3.2
Short-Term Investment	3,561	1.8

Total investments	$200,172	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
AED	$2,492	1.2%
CAD	2,898	1.4
CHF	15,259	7.6
CNY	6,772	3.4
DKK	12,140	6.1
EUR	21,007	10.5
GBP	7,115	3.6
HKD	9,679	4.8
IDR	461	0.2
JPY	7,537	3.8
NOK	501	0.3
RUB	0	0.0
SEK	3,115	1.6
SGD	4,512	2.3
TWD	1,878	0.9
USD	104,806	52.3

Total investments	$200,172	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	4.0%
Daiichi Sankyo Co. Ltd.	Japan	3.8
Alibaba Group Holding Ltd.	China	3.6
Amazon.com, Inc.	United States	3.5
Halozyme Therapeutics, Inc.	United States	3.4
KE Holdings, Inc.	China	3.2
BFF Bank SpA	Italy	3.2
T-Mobile US, Inc.	United States	3.2
Novo Nordisk A/S	Denmark	3.0
Nestle SA	United States	2.9

Total		33.8%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	17

Artisan Global Opportunities Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.1%

BRAZIL - 1.2%
NU Holdings Ltd., Class A*	7,035	$33,486

CHINA - 1.0%
Tencent Holdings Ltd.(1)	580	28,341

DENMARK - 5.8%
Novo Nordisk A/S, Class B(1)	750	118,969
Vestas Wind Systems A/S(1)	1,648	47,753

		166,722
FINLAND - 0.7%
Neste OYJ(1)	424	20,888

GERMANY - 1.0%
BioNTech SE, ADR	232	28,870

HONG KONG - 5.9%
AIA Group Ltd.(1)	5,504	57,830
Techtronic Industries Co. Ltd.(1)	10,345	112,945

		170,775
JAPAN - 4.5%
Hoya Corp.(1)	417	46,135
Keyence Corp.(1)	170	83,346

		129,481
NETHERLANDS - 2.4%
Adyen NV*(1)(2)	25	39,149
Argenx SE, ADR*	81	30,341

		69,490
SWEDEN - 2.0%
Hexagon AB, Class B(1)	5,017	57,733

SWITZERLAND - 7.2%
Cie Financiere Richemont SA(1)	251	40,172
Lonza Group AG(1)	200	120,276
UBS Group AG(1)	2,207	46,600

		207,048
UNITED KINGDOM - 8.3%
AstraZeneca plc(1)	683	94,797
CNH Industrial NV(1)	4,219	64,532
London Stock Exchange Group plc(1)	812	78,916

		238,245
UNITED STATES - 55.1%
Advanced Micro Devices, Inc.*	1,588	155,635
Airbnb, Inc., Class A*	431	53,575
Alphabet, Inc., Class A*	622	64,534
Amazon.com, Inc.*	307	31,729
Aptiv plc*	253	28,419
Arista Networks, Inc.*	334	56,142
Atlassian Corp., Class A*	497	85,132
Boston Scientific Corp.*	2,552	127,672
Charles Schwab Corp. (The)	265	13,884
Chipotle Mexican Grill, Inc.*	41	69,466
CoStar Group, Inc.*	329	22,661
Danaher Corp.	278	69,995
Ingersoll Rand, Inc.	1,001	58,214
Intuit, Inc.	138	61,453
Linde plc	122	43,386
Lowe’s Cos., Inc.	170	34,004

Lululemon Athletica, Inc.*	132	48,194
Netflix, Inc.*	175	60,554
NextEra Energy, Inc.	1,156	89,113
ON Semiconductor Corp.*	971	79,956
Progressive Corp. (The)	574	82,144
S&P Global, Inc.	120	41,435
Veeva Systems, Inc., Class A*	882	162,081
Vertex Pharmaceuticals, Inc.*	64	20,218
Zscaler, Inc.*	242	28,315

		1,587,911

Total common stocks (Cost $1,855,065)		2,738,990

SHORT-TERM INVESTMENT - 3.9%

INVESTMENT COMPANY - 3.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $113,084)	113,084	113,084

Total investments - 99.0% (Cost $1,968,149)		2,852,074

Other assets less liabilities - 1.0%		28,284

Total net assets - 100.0%#		$2,880,358

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,058,382, or 36.7% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the value of these securities was $39,149 or 1.4% of net assets.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$153,429	5.4%
Consumer Discretionary	305,559	10.7
Energy	20,888	0.7
Financials	393,444	13.9
Health Care	819,354	28.7
Industrials	306,105	10.7
Information Technology	607,712	21.3
Materials	43,386	1.5
Utilities	89,113	3.1
Short-Term Investment	113,084	4.0

Total investments	$2,852,074	100.0%

18	Artisan Partners Funds

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
CHF	$207,048	7.3%
DKK	166,722	5.8
EUR	124,569	4.4
GBP	173,713	6.1
HKD	199,116	7.0
JPY	129,481	4.5
SEK	57,733	2.0
USD	1,793,692	62.9

Total investments	$2,852,074	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Veeva Systems, Inc.	United States	5.6%
Advanced Micro Devices, Inc.	United States	5.4
Boston Scientific Corp.	United States	4.4
Lonza Group AG	Switzerland	4.2
Novo Nordisk A/S	Denmark	4.1
Techtronic Industries Co. Ltd.	Hong Kong	3.9
AstraZeneca plc	United Kingdom	3.3
NextEra Energy, Inc.	United States	3.1
Atlassian Corp.	United States	3.0
Keyence Corp.	Japan	2.9

Total		39.9%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	19

Artisan Global Unconstrained Fund

Consolidated Schedule of Investments – March 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS - 64.7%

ALBANIA - 1.2%
Republic of Albania 3.50%, 10/9/2025(1)	EUR	200	$204

ANGOLA - 2.1%
Republic of Angola
(ICE LIBOR USD 6 Month + 7.50%), 12.64%, 7/3/2023(1)(2)		272	273
6.93%, 2/19/2027(1)		91	84

			357
BAHAMAS - 2.0%
Commonwealth of the Bahamas 5.75%, 1/16/2024(1)		360	339

BENIN - 3.1%
Benin Government Bond 4.88%, 1/19/2032(1)	EUR	650	529

BOLIVIA - 2.5%
Plurinational State of Bolivia 5.95%, 8/22/2023(1)		515	430

BRAZIL - 0.6%
Notas do Tesouro Nacional 10.00%, 1/1/2031	BRL	540	96

CAMEROON - 3.4%
Republic of Cameroon 9.50%, 11/19/2025(1)		600	577

DOMINICAN REPUBLIC - 2.8%
Dominican Republic Government Bond
4.88%, 9/23/2032(1)		300	254
5.30%, 1/21/2041(1)		150	117
5.88%, 1/30/2060(1)		150	115

			486
EGYPT - 0.6%
Arab Republic of Egypt 7.50%, 2/16/2061(1)		200	108

ICELAND - 6.1%
Republic of Iceland 1.50%, 5/15/2023	ISK	145,896	1,055

INDONESIA - 2.0%
Republic of Indonesia 7.13%, 6/15/2042	IDR	5,000,000	337

IRAQ - 3.1%
Republic of Iraq 5.80%, 1/15/2028(1)		569	529

IVORY COAST - 1.2%
Republic of Cote d’Ivoire 5.38%, 7/23/2024(1)		215	210

KENYA - 2.1%
Republic of Kenya 6.88%, 6/24/2024(1)		400	369

MACEDONIA - 4.9%
Republic of North Macedonia
5.63%, 7/26/2023(1)	EUR	580	628
2.75%, 1/18/2025(1)	EUR	100	102
6.96%, 3/13/2027(1)	EUR	100	109

			839
MONGOLIA - 1.5%
State of Mongolia 8.75%, 3/9/2024(1)		260	260

NIGERIA - 3.2%
Federal Republic of Nigeria
7.63%, 11/21/2025(3)		286	260
8.25%, 9/28/2051(1)		435	287

			547
PAPUA NEW GUINEA - 2.1%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(1)		400	364

PERU - 2.1%
Bonos de la Tesoreria 6.15%, 8/12/2032	PEN	1,500	364

ROMANIA - 6.4%
Romania Government Bond
2.88%, 5/26/2028(1)	EUR	200	191
8.75%, 10/30/2028	RON	170	39
6.63%, 9/27/2029(3)	EUR	130	144
3.62%, 5/26/2030(1)	EUR	450	412
Series 10Y, 8.25%, 9/29/2032	RON	1,050	241
4.63%, 4/3/2049(1)	EUR	100	80

			1,107
SERBIA - 8.3%
Republic of Serbia
2.00%, 4/6/2023	RSD	75,500	698
1.50%, 6/26/2029(1)	EUR	200	165
6.50%, 9/26/2033(1)		400	397
2.05%, 9/23/2036(1)	EUR	250	163

			1,423
SOUTH AFRICA - 1.8%
Republic of South Africa 8.00%, 1/31/2030	ZAR	6,000	307

UZBEKISTAN - 1.6%
Republic of Uzbekistan
14.50%, 11/25/2023(3)	UZS	330,000	29
14.50%, 11/25/2023(1)	UZS	2,800,000	243

			272

Total sovereign government bonds (Cost $10,912)			11,109

CORPORATE BONDS - 18.8%

BRAZIL - 1.6%
MC Brazil Downstream Trading SARL 7.25%, 6/30/2031(1)		193	152
Unigel Luxembourg SA 8.75%, 10/1/2026(1)		140	129

			281

COLOMBIA - 2.8%
Aris Mining Corp. 6.88%, 8/9/2026(1)		200	163
EnfraGen Energia Sur SA 5.38%, 12/30/2030(1)		275	165
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(1)		179	152

			480
CZECH REPUBLIC - 1.7%
Energo-Pro A/S
4.50%, 5/4/2024(1)	EUR	100	104
8.50%, 2/4/2027(1)		200	192

			296
DOMINICAN REPUBLIC - 6.0%
Banco Central de la Republica Dominicana
13.00%, 12/5/2025(1)	DOP	48,200	875
13.00%, 1/30/2026(1)	DOP	8,000	145

			1,020

20	Artisan Partners Funds

	Principal Amount		Value
GEORGIA - 1.1%
Georgia Capital JSC 6.13%, 3/9/2024(1)		200	$194

NIGERIA - 0.9%
SEPLAT Energy plc 7.75%, 4/1/2026(1)		200	156

PERU - 3.6%
Auna SAA 6.50%, 11/20/2025(1)		400	328
Inkia Energy Ltd. 5.88%, 11/9/2027(1)		305	281

			609
TANZANIA - 1.1%
HTA Group Ltd. 7.00%, 12/18/2025(3)		200	189

Total corporate bonds (Cost $3,209)			3,225

	Shares Held
COMMON STOCK - 1.6%

GEORGIA - 1.6%
Georgia Capital plc (Cost $248)*(4)		27	265

EXCHANGE TRADED FUND - 0.2%

EQUITY FUNDS - 0.2%
SPDR S&P 500 ETF Trust (Cost $36)		– ^	37

	Principal Amount
SHORT-TERM INVESTMENTS - 14.6%

SOVEREIGN GOVERNMENT TREASURY BILLS - 1.5%
Banco Central del Uruguay 9.36%, 4/19/2023(5)	UYU	6,500	166
Banco Central del Uruguay 11.54%, 2/2/2024(5)	UYU	3,750	88

Total sovereign government treasury bills (Cost $248)			254

U.S. TREASURY OBLIGATION - 0.7%
U.S. Treasury Bills 4.39%, 05/25/2023 (Cost $124)(5)		125	124

REPURCHASE AGREEMENTS - 9.4%
JPMorgan Chase Bank, N.A., Dated 2/2/23, with an interest rate of 0.50% payable by the Portfolio, collateralized by Par 500 Plurinational State of Bolivia, 4.50% due 3/20/2028 and a market value of $271(7)		165	165
JPMorgan Chase Bank, N.A., Dated 2/2/23, with an interest rate of 3.75% payable by the Portfolio, collateralized by Par 500 Republic of Paraguay, 4.70% due 3/27/2027 and a market value of $494(7)		531	531
JPMorgan Chase Bank, N.A., Dated 3/3/23, with an interest rate of 0.50% payable by the Portfolio, collateralized by Par 200 Republic of Guatemala, 6.13% due 6/1/2050 and a market value of $189(7)		230	230
Merrill Lynch Pierce Fenner & Smith, Inc., Dated 2/2/23, with an interest rate of (0.15)% payable by the Portfolio, collateralized by Par 500 Plurinational State of Bolivia, 7.50% due 3/2/2030 and a market value of $332(7)		480	480
Merrill Lynch Pierce Fenner & Smith, Inc., Dated 2/2/23, with an interest rate of 3.00% payable by the Portfolio, collateralized by Par 500 Plurinational State of Bolivia, 4.50% due 3/20/2028 and a market value of $271(7)		208	208

Total repurchase agreements (Cost $1,614)			1,614

	Shares Held		Value
INVESTMENT COMPANIES - 3.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70%		177	$177
Federated Treasury Obligations Fund - Institutional Class, 4.67%		172	172
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.72%		171	171

Total investment companies (Cost $520)			520

Total short-term investments (Cost $2,506)			2,512

Total investments - 99.9% (Cost $16,911)			$17,148

SECURITIES SOLD SHORT - (8.0)%

COMMON STOCK - (0.5)%
UNITED KINGDOM - (0.5)%
Ashmore Group plc (Proceeds $(74))(4)		(29)	(84)

	Principal Amount
SOVEREIGN GOVERNMENT BONDS - (7.5)%

BOLIVIA - (3.5)%
Plurinational State of Bolivia 4.50%, 3/20/2028(1)(6)		$(500)	(271)
7.50%, 3/2/2030(1)(6)		(500)	(332)

			(603)
GUATEMALA - (1.1)%
Republic of Guatemala 6.13%, 6/1/2050(1)(6)		(200)	(189)

PARAGUAY - (2.9)%
Republic of Paraguay 4.70%, 3/27/2027(1)(6)		(500)	(494)

Total sovereign government bonds (Proceeds $(1,498))			(1,286)

Total securities sold short (Proceeds $(1,572))			(1,370)

Total investments after securities sold short - 91.9% (Cost $15,339)			15,778

Other assets less liabilities - 8.1%			1,391

Total net assets - 100.0%#			$17,169

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the value of these securities was $9,289 or 54.1% of net assets.
(2)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $181, or 1.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(5)	Yield to maturity.
(6)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for repurchase agreements.

Artisan Partners Funds	21

(7)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Energy	$756	4.4%
Financials	1,479	8.6
Foreign Government Securities	11,109	64.9
Health Care	328	1.9
Industrials	189	1.1
Investment Funds	37	0.2
Materials	292	1.7
Utilities	446	2.6
Short-Term Investments	2,512	14.6

Total investments	$17,148	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
BRL	$96	0.6%
DOP	1,020	5.9
EUR	2,831	16.5
GBP	265	1.5
IDR	337	2.0
ISK	1,055	6.2
PEN	364	2.1
RON	280	1.6
RSD	698	4.1
USD	9,369	54.6
UYU	254	1.5
UZS	272	1.6
ZAR	307	1.8

Total investments	$17,148	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased		Currency Sold			Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP**	70,000	USD		86	JPM	4/3/2023	$2
HUF	245,331	EUR		594	SCB	4/3/2023	55
PEN**	1,150	USD		302	JPM	4/3/2023	4
BRL**	1,611	USD		311	JPM	4/4/2023	7
KZT**	154,905	USD		334	CITI	4/10/2023	4
UZS**	2,450,000	USD		212	CITI	4/17/2023	2
CZK	5,600	EUR		232	SCB	4/20/2023	7
UZS**	555,000	USD		47	JPM	4/26/2023	1
RSD	15,246	EUR		127	JPM	4/28/2023	2
BRL**	1,611	USD		312	JPM	5/3/2023	4
USD	353	COP	**	1,650,000	JPM	5/4/2023	1
UZS**	2,971,581	USD		254	JPM	5/4/2023	4
MXN	4,800	USD		254	SCB	5/8/2023	11
KZT**	154,905	USD		332	CITI	5/10/2023	2
PEN**	160	USD		42	JPM	6/7/2023	– ^
EUR	590	USD		635	SCB	6/21/2023	7
UZS**	750,000	USD		63	JPM	6/22/2023	1
USD	173	MYR	**	760	GS	6/30/2023	– ^
HUF	299,331	EUR		759	SCB	7/3/2023	3
UZS**	2,450,000	USD		207	CITI	7/17/2023	2
USD	160	KES	**	21,600	SCB	7/20/2023	7
UZS**	2,450,000	USD		201	CITI	10/17/2023	3

Total unrealized appreciation							129

USD	87	CLP	**	70,000	JPM	4/3/2023	(1)
USD	170	MYR	**	760	GS	4/3/2023	(3)
USD	344	PEN	**	1,311	JPM	4/3/2023	(4)
USD	924	ZAR		16,830	CITI	4/6/2023	(21)
USD	148	ZAR		2,700	JPM	4/6/2023	(4)
COP**	1,650,000	USD		355	JPM	4/10/2023	(1)
KZT**	155,000	USD		352	SCB	4/10/2023	(13)
USD	342	COP	**	1,650,000	JPM	4/10/2023	(12)
USD	276	RON		1,290	JPM	4/10/2023	(7)
RON	4,578	EUR		928	JPM	4/18/2023	(4)
USD	176	MXN		3,200	SCB	5/8/2023	(1)
KZT**	7,900	USD		17	CITI	5/10/2023	– ^
KZT**	78,000	USD		170	SCB	5/10/2023	(2)
USD	83	IDR	**	1,270,335	JPM	5/23/2023	(2)
USD	43	PEN	**	161	JPM	6/7/2023	– ^
USD	5,475	EUR		5,068	SCB	6/21/2023	(46)
KES**	46,000	USD		354	JPM	7/20/2023	(28)
USD	166	KES	**	24,400	JPM	7/20/2023	(7)
KES**	42,000	USD		308	SCB	12/6/2023	(24)
USD	268	KES	**	42,000	SCB	12/6/2023	(15)
UGX**	1,260,000	USD		316	SCB	6/18/2024	(8)
USD	154	UGX	**	700,000	SCB	6/18/2024	(17)
USD	128	UGX	**	560,000	SCB	6/18/2024	(8)

Total unrealized depreciation							(228)

Net unrealized depreciation							$(99)

**	Non-deliverable.

22	Artisan Partners Funds

FUTURES CONTRACTS
Values in thousands
Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
U.S. Treasury Ultra Bond	1	6/21/2023	USD	$100	$141	$6

						6

Short Position Contracts
Euro-Bobl	(19)	6/8/2023	EUR	(1,900)	(2,429)	(54)
Euro-BTP	(4)	6/8/2023	EUR	(400)	(500)	(19)
Euro-Bund	(3)	6/8/2023	EUR	(300)	(442)	(17)
Euro-Schatz	(6)	6/8/2023	EUR	(600)	(688)	(6)
S&P 500 E-Mini Index	(1)	6/16/2023	USD	– ^	(207)	(9)
U.S. Treasury 2 Year Note	(14)	6/30/2023	USD	(2,800)	(2,890)	(32)
U.S. Treasury 5 Year Note	(8)	6/30/2023	USD	(800)	(876)	2
U.S. Treasury 10 Year Note	(6)	6/21/2023	USD	(600)	(690)	(2)
U.S. Treasury 10 Year Ultra Note	(1)	6/21/2023	USD	(100)	(121)	2
U.S. Treasury Long Bond	(1)	6/21/2023	USD	(100)	(131)	(6)

						(141)

Net unrealized depreciation						$(135)

The fund has recorded a liability of $20 as of March 31, 2023, related to the current day’s variation margin related to these contracts.

Centrally Cleared Credit Default Swaps -Buy Protection
Values in thousands
Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount		Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Hungary	1.00	Quarterly	6/20/2027	USD	965	36	(16)	20
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	USD	1,070	(12)	4	(8)
Kingdom of Spain	1.00	Quarterly	6/20/2032	USD	570	(11)	–^	(11)
Malaysia	1.00	Quarterly	12/20/2027	USD	500	(7)	–^	(7)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2027	USD	210	18	(6)	12
Republic of Chile	1.00	Quarterly	6/20/2032	USD	650	35	(5)	30
Republic of Colombia	1.00	Quarterly	12/20/2027	USD	100	7	–^	7
Republic of Indonesia	1.00	Quarterly	12/20/2027	USD	690	3	(8)	(5)
Republic of Kazakhstan	1.00	Quarterly	6/20/2028	USD	750	25	(2)	23
Republic of Peru	1.00	Quarterly	6/20/2032	USD	300	15	(1)	14
Republic of Peru	1.00	Quarterly	12/20/2032	USD	350	22	(5)	17
Republic of Poland	1.00	Quarterly	6/20/2027	USD	325	2	(4)	(2)
Republic of Poland	1.00	Quarterly	12/20/2027	USD	160	4	(4)	–^
Republic of South Africa	1.00	Quarterly	6/20/2032	USD	765	104	27	131
Republic of South Africa	1.00	Quarterly	12/20/2032	USD	220	36	4	40
State of Qatar	1.00	Quarterly	12/20/2032	USD	200	(4)	(1)	(5)
United Mexican States	1.00	Quarterly	12/20/2027	USD	175	2	(1)	1

						275	(18)	257

Centrally Cleared Credit Default Swaps-Sell Protection
Values in thousands
Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Emirate of Abu Dhabi	1.00	Quarterly	6/20/2027	USD 290	6	2	8
Hungary	1.00	Quarterly	12/20/2023	USD 310	(1)	2	1
Republic of Colombia	1.00	Quarterly	12/20/2023	USD 310	(2)	3	1
Republic of South Africa	1.00	Quarterly	6/20/2023	USD 135	–^	–^	–^

					3	7	10

Total					278	(11)	267

Artisan Partners Funds	23

Centrally Cleared Interest Rate Swaps
Values in thousands
Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Value
6 month BUBOR semi-annually	8.16 annually	Receive	6/17/2032	HUF 103,300	11	(10)	1
4 week TIIE monthly	8.72 monthly	Pay	9/1/2032	MXN 4,950	(2)	8	6
6 month PRIBOR semi-annually	3.86 annually	Receive	4/4/2032	CZK 2,710	–	6	6
6 month BUBOR semi-annually	7.25 annually	Receive	5/13/2032	HUF 8,300	–	2	2
1 day CDI at termination	12.31 at termination	Pay	1/3/2028	BRL 600	–	–^	–^

Total unrealized appreciation					9	6	15

4 week TIIE monthly	9.87 monthly	Pay	3/21/2025	MXN 18,680	–	(4)	(4)
6 month WIBOR semi-annually	5.30 annually	Receive	4/15/2032	PLN 536	–	(1)	(1)
6 month WIBOR semi-annually	7.45 annually	Receive	6/20/2032	PLN 350	(1)	(13)	(14)
6 month PRIBOR semi-annually	5.75 annually	Receive	6/17/2032	CZK 2,360	(2)	(12)	(14)
6 month PRIBOR semi-annually	4.99 annually	Receive	5/13/2032	CZK 2,800	–	(7)	(7)
6 month WIBOR semi-annually	6.45 annually	Receive	5/13/2032	PLN 225	–	(5)	(5)
1 day TONAR annually	0.92 annually	Receive	1/5/2033	JPY 81,000	(3)	(16)	(19)
1 day THOR quarterly	2.89 quarterly	Receive	6/17/2032	THB 2,750	–	(3)	(3)
1 day THOR quarterly	2.59 quarterly	Receive	9/1/2032	THB 2,150	–	(1)	(1)
1 day CDI at termination	11.39 at termination	Pay	1/2/2032	BRL 325	–	(8)	(8)
1 day THOR quarterly	2.99 quarterly	Receive	9/26/2032	THB 5,300	–	(7)	(7)
1 day CDI at termination	11.29 at termination	Pay	1/2/2032	BRL 300	–	(7)	(7)
1 day CDI at termination	11.44 at termination	Pay	1/3/2028	BRL 900	–	(7)	(7)

Total unrealized depreciation					(6)	(91)	(97)

Total					3	(85)	(82)

The Fund has recorded an asset of $65 as of March 31, 2023, related to the current day’s variation margin related to these contracts.

OTC Credit Default Swap-Buy Protection
Values in thousands
Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Termination Date	Notional Amount	Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Republic of South Africa	1.00	Quarterly	JPM	6/20/2033	USD 110	22	(1)	21

Total						22	(1)	21

OTC Credit Default Swap-Sell Protection
Values in thousands
Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Termination Date	Notional Amount	Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
Republic of South Africa	1.00	Quarterly	CITI	6/20/2024	USD 340	–^	–^	–^

Total						–^	–^	–^

OTC Interest Rate Swap
Values in thousands
Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Counterparty	Termination Date	Notional Amount	Upfront (Payments) Receipts	Unrealized Appreciation (Depreciation)	Value
3 month KLIBOR quarterly	3.78 quarterly	Receive	CITI	3/14/2033	MYR 950	–	2	2

Total						–	2	2

24	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Republic of Serbia	Serbia	8.3%
Romania Government Bond	Romania	6.4
Republic of Iceland	Iceland	6.1
Banco Central de la Republica Dominicana	Dominican Republic	6.0
Republic of North Macedonia	Macedonia	4.9
Republic of Cameroon	Cameroon	3.4
Federal Republic of Nigeria	Nigeria	3.2
Benin Government Bond	Benin	3.1
Republic of Iraq	Iraq	3.1
Dominican Republic Government Bond	Dominican Republic	2.8

Total		47.3%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	25

Artisan Global Value Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.5%

BELGIUM - 1.4%
Groupe Bruxelles Lambert NV(1)	348	$29,679

BRAZIL - 0.1%
Telefonica Brasil SA, ADR	436	3,304

CANADA - 0.8%
Imperial Oil Ltd.	316	16,085

CHINA - 3.5%
Alibaba Group Holding Ltd.*(1)	5,405	68,743
NXP Semiconductors NV	12	2,296

		71,039
FRANCE - 7.9%
Danone SA(1)	1,613	100,304
Sodexo SA(1)	303	29,590
TotalEnergies SE(1)	551	32,533

		162,427
GERMANY - 5.3%
Daimler Truck Holding AG*(1)	730	24,661
HeidelbergCement AG(1)	1,153	84,130

		108,791
JAPAN - 1.0%
Nintendo Co. Ltd.(1)	518	20,092

NETHERLANDS - 6.2%
ING Groep NV(1)	1,551	18,458
Koninklijke Philips NV(1)	2,941	53,688
Shell plc(1)	1,937	55,481

		127,627
SOUTH KOREA - 4.8%
Samsung Electronics Co. Ltd.(1)	1,979	98,148

SWITZERLAND - 12.3%
Cie Financiere Richemont SA(1)	402	64,471
Novartis AG(1)	1,069	98,112
Swatch Group AG (The)(1)	13	4,364
UBS Group AG(1)	4,014	84,755

		251,702
UNITED KINGDOM - 8.9%
BAE Systems plc(1)	5,299	64,243
Compass Group plc(1)	3,251	81,745
Lloyds Banking Group plc(1)	61,823	36,472

		182,460
UNITED STATES - 42.3%
Advance Auto Parts, Inc.	88	10,757
Alphabet, Inc., Class A*	811	84,090
American Express Co.	381	62,835
Bank of New York Mellon Corp. (The)	1,809	82,189
Berkshire Hathaway, Inc., Class B*	241	74,318
Charles Schwab Corp. (The)	182	9,529
Citigroup, Inc.	1,254	58,812
Dentsply Sirona, Inc.	1,003	39,384
Elevance Health, Inc.	180	82,901
Expedia Group, Inc.*	366	35,518
Lam Research Corp.	82	43,542
Marsh & McLennan Cos., Inc.	315	52,396
Meta Platforms, Inc., Class A*	424	89,916
Progressive Corp. (The)	387	55,348
UNITED STATES (CONTINUED)
Sensata Technologies Holding plc	470	23,529
Southwest Airlines Co.	977	31,780
Willis Towers Watson plc	130	30,153

		866,997

Total common stocks (Cost $1,481,817)		1,938,351

SHORT-TERM INVESTMENT - 4.3%

INVESTMENT COMPANY - 4.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $87,500)	87,500	87,500

Total investments - 98.8% (Cost $1,569,317)		2,025,851

Other assets less liabilities - 1.2%		25,456

Total net assets - 100.0%#		$2,051,307

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,049,669, or 51.2% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$197,402	9.7%
Consumer Discretionary	295,188	14.6
Consumer Staples	100,304	5.0
Energy	104,099	5.1
Financials	594,944	29.4
Health Care	274,085	13.5
Industrials	144,213	7.1
Information Technology	143,986	7.1
Materials	84,130	4.2
Short-Term Investment	87,500	4.3

Total investments	$2,025,851	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
CAD	$16,085	0.8%
CHF	251,702	12.4
EUR	373,043	18.4
GBP	237,941	11.7
HKD	68,743	3.4
JPY	20,092	1.0
KRW	98,148	4.8
USD	960,097	47.5

Total investments	$2,025,851	100.0%

26	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Danone SA	France	4.9%
Samsung Electronics Co. Ltd.	South Korea	4.8
Novartis AG	Switzerland	4.8
Meta Platforms, Inc.	United States	4.4
UBS Group AG	Switzerland	4.1
HeidelbergCement AG	Germany	4.1
Alphabet, Inc.	United States	4.1
Elevance Health, Inc.	United States	4.0
Bank of New York Mellon Corp. (The)	United States	4.0
Compass Group plc	United Kingdom	4.0

Total		43.2%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	27

Artisan High Income Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
CORPORATE BONDS - 75.7%

AEROSPACE & DEFENSE - 1.0%
Bombardier, Inc.
6.00%, 2/15/2028(1)(2)	$34,907	$33,991
7.13%, 6/15/2026(1)(2)	8,689	8,720
7.88%, 4/15/2027(1)(2)	21,867	22,137
TransDigm, Inc. 4.63%, 1/15/2029	1,123	998

		65,846
AUTOMOBILE COMPONENTS - 0.1%
Patrick Industries, Inc. 4.75%, 5/1/2029(1)	7,361	6,387

BROADLINE RETAIL - 2.0%
Millennium Escrow Corp. 6.63%, 8/1/2026(1)	9,223	5,995
Nordstrom, Inc.
4.00%, 3/15/2027	14,636	12,368
4.25%, 8/1/2031	21,278	15,214
4.38%, 4/1/2030	48,672	37,697
5.00%, 1/15/2044	98,226	61,771

		133,045
BUILDING PRODUCTS - 0.4%
Eco Material Technologies, Inc. 7.88%, 1/31/2027(1)	22,571	21,411
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028(1)	4,674	4,131
9.75%, 7/15/2028(1)	6,233	5,953

		31,495
CAPITAL MARKETS - 0.6%
AG Issuer LLC 6.25%, 3/1/2028(1)	46,621	42,001

CHEMICALS - 2.9%
Consolidated Energy Finance SA 5.63%, 10/15/2028(1)(2)	18,333	15,770
Iris Holding, Inc. 10.00%, 12/15/2028(1)	39,938	29,331
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029(1)	9,167	7,708
Methanex Corp.
5.13%, 10/15/2027(2)	28,114	26,496
5.25%, 12/15/2029(2)	87,023	81,348
5.65%, 12/1/2044(2)	4,854	3,978
SK Invictus Intermediate II SARL 5.00%, 10/30/2029(1)	33,914	28,157

		192,788
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Neptune Bidco US, Inc. 9.29%, 4/15/2029(1)	75,956	70,419

CONSTRUCTION & ENGINEERING - 0.4%
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028(1)	32,372	29,863

CONSUMER FINANCE - 2.2%
VistaJet Malta Finance plc
6.38%, 2/1/2030(1)(2)	118,921	105,987
7.88%, 5/1/2027(1)(2)	38,637	37,359

		143,346
CONTAINERS & PACKAGING - 0.3%
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030(1)	14,001	12,723
Sealed Air Corp. 5.00%, 4/15/2029(1)	4,853	4,560

		17,283
DISTRIBUTORS - 0.1%
American Builders & Contractors Supply Co., Inc. 3.88%, 11/15/2029(1)	3,956	3,378
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028(1)(2)	2,485	2,559
7.75%, 3/15/2031(1)(2)	5,798	6,077

		12,014
DIVERSIFIED REITS - 1.2%
Global Net Lease, Inc. 3.75%, 12/15/2027(1)	53,117	42,027
Necessity Retail REIT, Inc. (The) 4.50%, 9/30/2028(1)	31,343	23,437
Uniti Group LP 4.75%, 4/15/2028(1)	17,806	13,763

		79,227
DIVERSIFIED TELECOMMUNICATION SERVICES - 9.6%
Altice France Holding SA
6.00%, 2/15/2028(1)(2)	89,835	57,333
10.50%, 5/15/2027(1)(2)	25,971	19,868
Altice France SA
5.13%, 1/15/2029(1)(2)	8,119	6,187
5.13%, 7/15/2029(1)(2)	11,757	8,847
5.50%, 1/15/2028(1)(2)	7,974	6,551
5.50%, 10/15/2029(1)(2)	111,301	85,107
CCO Holdings LLC
4.25%, 2/1/2031(1)	87,053	71,180
4.25%, 1/15/2034(1)	24,208	18,933
4.50%, 8/15/2030(1)	81,193	68,608
4.50%, 5/1/2032	94,019	76,891
4.75%, 3/1/2030(1)	31,605	27,382
Level 3 Financing, Inc. 3.75%, 7/15/2029(1)	1,830	976
Virgin Media Finance plc 5.00%, 7/15/2030(1)(2)	106,368	87,917
Virgin Media Secured Finance plc
4.50%, 8/15/2030(1)(2)	22,046	18,955
5.50%, 5/15/2029(1)(2)	27,393	25,510
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(1)	25,706	19,536
6.13%, 3/1/2028(1)	40,256	24,484

		624,265
ELECTRICAL EQUIPMENT - 1.5%
Regal Rexnord Corp.
6.05%, 2/15/2026(1)	1,768	1,776
6.05%, 4/15/2028(1)	1,773	1,774
6.30%, 2/15/2030(1)	45,574	45,889
6.40%, 4/15/2033(1)	46,270	46,298

		95,737
FOOD PRODUCTS - 1.1%
B&G Foods, Inc. 5.25%, 9/15/2027	22,683	19,451
H-Food Holdings LLC 8.50%, 6/1/2026(1)	79,712	49,300

		68,751
GROUND TRANSPORTATION - 0.1%
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029(1)	13,431	8,918

HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Medline Borrower LP
3.88%, 4/1/2029(1)	148,556	128,873
5.25%, 10/1/2029(1)	54,157	46,987

		175,860
HEALTH CARE PROVIDERS & SERVICES - 0.3%
HCA, Inc. 3.50%, 9/1/2030	13,738	12,236
Surgery Center Holdings, Inc. 6.75%, 7/1/2025(1)	4,677	4,627

		16,863
HOTEL & RESORT REITS - 0.4%
XHR LP 4.88%, 6/1/2029(1)	31,343	26,582

HOTELS, RESTAURANTS & LEISURE - 11.6%
Boyd Gaming Corp. 4.75%, 6/15/2031(1)	9,979	9,063
Brinker International, Inc. 5.00%, 10/1/2024(1)	25,349	24,863
Carnival Corp.
4.00%, 8/1/2028(1)	13,445	11,574
5.75%, 3/1/2027(1)	120,587	98,921
6.00%, 5/1/2029(1)	107,635	85,570
7.63%, 3/1/2026(1)	7,882	7,192
10.50%, 6/1/2030(1)	18,945	18,187

28	Artisan Partners Funds

	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028(1)	$4,169	$4,485
Jacobs Entertainment, Inc. 6.75%, 2/15/2029(1)	14,452	12,626
Lindblad Expeditions LLC 6.75%, 2/15/2027(1)	38,037	36,823
MajorDrive Holdings IV LLC 6.38%, 6/1/2029(1)	15,964	11,820
MGM Resorts International
4.63%, 9/1/2026	4,556	4,309
4.75%, 10/15/2028	38,315	35,670
5.50%, 4/15/2027	2,370	2,299
Motion Bondco DAC 6.63%, 11/15/2027(1)(2)	15,951	14,718
NCL Corp. Ltd.
3.63%, 12/15/2024(1)	17,414	16,195
5.88%, 3/15/2026(1)	54,925	46,746
5.88%, 2/15/2027(1)	6,824	6,363
7.75%, 2/15/2029(1)	43,369	37,186
NCL Finance Ltd. 6.13%, 3/15/2028(1)	85,974	69,660
Penn Entertainment, Inc. 4.13%, 7/1/2029(1)	29,809	24,857
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(1)	19,431	17,439
5.38%, 7/15/2027(1)	8,553	7,618
5.50%, 8/31/2026(1)	26,365	24,666
5.50%, 4/1/2028(1)	45,565	40,229
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029(1)	17,618	15,902
Station Casinos LLC 4.63%, 12/1/2031(1)	18,032	15,228
TKC Holdings, Inc.
6.88%, 5/15/2028(1)	18,184	15,352
10.50%, 5/15/2029(1)	70,474	43,978

		759,539
HOUSEHOLD DURABLES - 0.2%
Tempur Sealy International, Inc. 3.88%, 10/15/2031(1)	18,815	15,711

INSURANCE - 13.8%
Acrisure LLC
4.25%, 2/15/2029(1)	38,045	32,433
6.00%, 8/1/2029(1)	103,814	85,784
7.00%, 11/15/2025(1)	92,121	86,338
10.13%, 8/1/2026(1)	48,540	48,268
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(1)	2,569	2,301
5.88%, 11/1/2029(1)	20,595	17,368
6.75%, 10/15/2027(1)	23,967	22,229
Ardonagh Midco 2 plc 11.50% Cash, 12.75% PIK, 1/15/2027(1)(2)	137,607	125,222
AssuredPartners, Inc.
5.63%, 1/15/2029(1)	600	519
7.00%, 8/15/2025(1)	25,180	24,501
BroadStreet Partners, Inc. 5.88%, 4/15/2029(1)	71,268	60,273
GTCR AP Finance, Inc. 8.00%, 5/15/2027(1)	58,606	55,927
Highlands Holdings Bond Issuer Ltd. 7.63% Cash, 8.38% PIK, 10/15/2025(1)(2)	10,803	9,975
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030(1)(2)	58,002	60,117
10.50%, 12/15/2030(1)(2)	39,987	40,275
NFP Corp.
4.88%, 8/15/2028(1)	26,065	23,511
6.88%, 8/15/2028(1)	230,725	197,994
Ryan Specialty Group LLC 4.38%, 2/1/2030(1)	7,254	6,343

		899,378
IT SERVICES - 1.8%
Arches Buyer, Inc. 4.25%, 6/1/2028(1)	144,065	120,402

MACHINERY - 1.1%
Chart Industries, Inc.
7.50%, 1/1/2030(1)	17,696	18,284
9.50%, 1/1/2031(1)	11,556	12,191
Werner FinCo LP
8.75%, 7/15/2025(1)	46,856	37,953

		68,428
MEDIA - 5.2%
CMG Media Corp. 8.88%, 12/15/2027(1)	15,947	12,056
CSC Holdings LLC
4.50%, 11/15/2031(1)	8,967	6,465
4.63%, 12/1/2030(1)	103,809	51,188
5.25%, 6/1/2024	15,676	15,127
5.38%, 2/1/2028(1)	6,632	5,434
6.50%, 2/1/2029(1)	17,361	14,419
7.50%, 4/1/2028(1)	57,856	36,883
Sinclair Television Group, Inc.
5.13%, 2/15/2027(1)	49,796	43,572
5.50%, 3/1/2030(1)	89,825	71,423
UPC Holding BV 5.50%, 1/15/2028(1)(2)	2,960	2,651
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028(1)(2)	17,967	15,968
Ziggo Bond Co. BV
5.13%, 2/28/2030(1)(2)	17,989	14,464
6.00%, 1/15/2027(1)(2)	27,070	24,975
Ziggo BV 4.88%, 1/15/2030(1)(2)	24,246	20,670

		335,295
METALS & MINING - 1.2%
Commercial Metals Co.
3.88%, 2/15/2031	3,702	3,137
4.13%, 1/15/2030	12,069	10,653
4.38%, 3/15/2032	9,714	8,356
Compass Minerals International, Inc.
4.88%, 7/15/2024(1)	10,392	9,869
6.75%, 12/1/2027(1)	52,402	49,889

		81,904
OIL, GAS & CONSUMABLE FUELS - 4.4%
Callon Petroleum Co.
8.00%, 8/1/2028(1)	100,156	99,224
8.25%, 7/15/2025	3,197	3,175
CrownRock LP 5.00%, 5/1/2029(1)	27,759	25,861
MEG Energy Corp. 5.88%, 2/1/2029(1)(2)	36,407	35,068
SM Energy Co.
5.63%, 6/1/2025	8,964	8,692
6.50%, 7/15/2028	21,535	20,550
6.63%, 1/15/2027	4,218	4,052
Strathcona Resources Ltd. 6.88%, 8/1/2026(1)(2)	36,563	29,065
Sunnova Energy Corp. 5.88%, 9/1/2026(1)	39,151	33,181
Vital Energy, Inc. 7.75%, 7/31/2029(1)	33,865	28,249

		287,117
PAPER & FOREST PRODUCTS - 0.4%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028(1)(2)	31,208	26,393

PASSENGER AIRLINES - 1.5%
Delta Air Lines, Inc.
3.75%, 10/28/2029	47,512	41,902
4.38%, 4/19/2028	9,849	9,151
7.38%, 1/15/2026	45,892	47,752

		98,805

PERSONAL CARE PRODUCTS - 1.4%
BellRing Brands, Inc. 7.00%, 3/15/2030(1)	74,249	75,212
Prestige Brands, Inc. 3.75%, 4/1/2031(1)	22,886	19,398

		94,610
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Realogy Group LLC 5.75%, 1/15/2029(1)	36,031	26,968

SOFTWARE - 0.2%
Castle US Holding Corp. 9.50%, 2/15/2028(1)	25,953	10,543

SPECIALIZED REITS - 0.2%
Iron Mountain, Inc.
5.00%, 7/15/2028(1)	2,053	1,910
5.25%, 7/15/2030(1)	16,023	14,448

		16,358

Artisan Partners Funds	29

	Principal Amount		Value
SPECIALTY RETAIL - 3.0%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029(1)		$26,140	$23,395
Bath & Body Works, Inc.
6.63%, 10/1/2030(1)		8,990	8,764
6.75%, 7/1/2036		10,276	9,186
6.88%, 11/1/2035		25,606	23,083
Evergreen Acqco 1 LP 9.75%, 4/26/2028(1)		17,739	16,852
Gap, Inc. (The)
3.63%, 10/1/2029(1)		36,863	26,291
3.88%, 10/1/2031(1)		25,350	17,590
Specialty Building Products Holdings LLC 6.38%, 9/30/2026(1)		19,052	17,509
SRS Distribution, Inc.
6.00%, 12/1/2029(1)		51,705	42,691
6.13%, 7/1/2029(1)		2,941	2,482

			187,843
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Superior Plus LP
4.25%, 5/18/2028(1)(2)	CAD	6,705	4,388
4.50%, 3/15/2029(1)(2)		2,125	1,897
United Rentals North America, Inc. 6.00%, 12/15/2029(1)		35,753	36,245

			42,530
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Vmed O2 UK Financing I plc 4.25%, 1/31/2031(1)(2)		42,712	36,339

Total corporate bonds (Cost $5,552,569)			4,948,853

BANK LOANS - 14.4%

AUTOMOBILE COMPONENTS - 0.7%
Wheel Pros, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 9.32%, 5/11/2028(3)		65,009	45,688

CAPITAL MARKETS - 0.2%
Aretec Group, Inc. Term Loan TBD, 3/8/2030		16,166	15,873

CHEMICALS - 0.2%
CPC Acquisition Corp. First Lien Term Loan (SOFR + 3.75%), 8.91%, 12/29/2027(3)		21,058	15,962

COMMERCIAL SERVICES - 2.2%
Ankura Consulting Group LLC Second Lien Term Loan (ICE LIBOR USD 3 Month + 8.00%), 13.10%, 3/19/2029(3)		17,830	14,576
Digital Room Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 5.25%), 10.09%, 12/21/2028(3)		28,908	25,692
Employbridge Holding Co. Term Loan B
(ICE LIBOR USD 3 Month + 4.75%), 9.91%, 7/19/2028(3)		396	330
(ICE LIBOR USD 3 Month + 4.75%), 9.93%, 7/19/2028(3)		51,690	42,989
National Intergovernmental Purchasing Alliance Co. Second Lien Term Loan (SOFR + 7.50%), 12.08%, 5/26/2026(3)		7,320	7,174
New SK Holdco Sub LLC Term Loan (SOFR + 8.25%), 13.11%, 6/30/2027(3)		66,934	54,114

			144,875
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Neptune BidCo US, Inc. First Lien Term Loan B (SOFR + 5.00%), 9.74%, 4/11/2029(3)		24,313	21,821

COMMUNICATIONS EQUIPMENT - 0.5%
Delta Topco, Inc. Second Lien Term Loan (SOFR + 7.25%), 12.16%, 12/1/2028(3)		35,575	30,150

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Zayo Group Holdings, Inc. Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.84%, 3/9/2027(3)		22,350	18,096

ELECTRICAL EQUIPMENT - 0.3%
Indicor LLC First Lien Term Loan (SOFR + 4.50%), 8.93%, 11/22/2029(3)		16,199	16,054

FOOD SERVICE - 1.1%
TKC Holdings, Inc. Term Loan (ICE LIBOR USD 1 Month + 5.50%), 10.34%, 5/15/2028(3)		68,143	57,354
TKC Midco 1 LLC Term Loan 12.00% Cash, 13.50% PIK, 2/15/2027		19,207	11,044

			68,398
HEALTHCARE-SERVICES - 0.5%
Surgery Center Holdings, Inc. Term Loan (ICE LIBOR USD 1 Month + 3.75%), 8.46%, 8/31/2026(3)		29,988	29,770

HOTELS, RESTAURANTS & LEISURE - 0.2%
J&J Ventures Gaming LLC Term Loan (ICE LIBOR USD 3 Month + 4.00%), 9.16%, 4/26/2028(3)		13,376	12,914

HOUSEHOLD PRODUCTS/WARES - 0.0%^
VC GB Holdings I Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 8.34%, 7/21/2028(3)		2,951	2,792

INSURANCE - 1.5%
Amynta Agency Borrower, Inc. Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 9.99%, 2/28/2028(3)		101,719	97,370

INVESTMENT COMPANIES - 0.8%
Nexus Buyer LLC Second Lien Term Loan (ICE LIBOR USD 1 Month + 6.25%), 11.09%, 11/5/2029(3)		59,570	52,124

IT SERVICES - 0.1%
Arches Buyer, Inc. Term Loan (SOFR + 3.25%), 8.16%, 12/6/2027(3)		8,762	8,235

RETAIL - 0.2%
Fogo De Chao, Inc. Term Loan (SOFR + 4.25%), 9.09%, 4/7/2025(3)		12,949	12,582

SOFTWARE - 4.5%
Applied Systems, Inc. Second Lien Term Loan (SOFR + 6.75%), 11.65%, 9/17/2027(3)		19,852	19,818
Castle US Holding Corp. Term Loan (ICE LIBOR USD 1 Month + 3.75%), 8.59%, 1/29/2027(3)		4,875	3,177
CommerceHub, Inc. Second Lien Term Loan (SOFR + 7.00%), 11.78%, 12/29/2028(3)		10,610	8,583
Constant Contact, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 12.31%, 2/12/2029(3)		28,018	22,508
Ivanti Software, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 12.21%, 12/1/2028(3)		6,435	3,784
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 10.06%, 3/1/2029(3)		21,001	16,521
Orchid Merger Sub II LLC Term Loan (SOFR + 4.75%), 9.80%, 7/27/2027(3)		24,263	19,653
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 11.84%, 5/29/2026(3)		36,536	35,636
Renaissance Learning, Inc. Term Loan (SOFR + 4.75%), 9.73%, 3/15/2030(3)(4)		61,606	59,825
UKG, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 5.25%), 10.03%, 5/3/2027(3)		74,902	71,569
Virgin Pulse, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 8.84%, 4/6/2028(3)		34,709	28,440

			289,514
TELECOMMUNICATIONS - 0.3%
Gridiron Fiber Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 9.66%, 10/4/2028(3)		23,607	22,131

TRANSPORTATION - 0.5%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 10.13%, 8/4/2025(3)		26,552	24,109
(ICE LIBOR USD 3 Month + 5.50%), 10.23%, 8/4/2025(3)		534	485
(ICE LIBOR USD 3 Month + 5.50%), 10.33%, 8/4/2025(3)		5,986	5,435
(ICE LIBOR USD 3 Month + 5.50%), 10.45%, 8/4/2025(3)		4,728	4,293

			34,322

Total bank loans (Cost $1,051,683)			938,671

30	Artisan Partners Funds

	Shares Held	Value
COMMON STOCK - 0.3%

MACHINERY - 0.3%
Utex Equity (Cost $10,178)*(4)(5)	364	$23,173

	No. of Warrants
WARRANTS - 0.0%

FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10 (Cost $–)*(4)(5)	71	–

	Shares Held
SHORT-TERM INVESTMENT - 7.3%

INVESTMENT COMPANY - 7.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $477,634)	477,634	477,634

Total investments - 97.7% (Cost $7,092,064)		6,388,331

Other assets less liabilities - 2.3%		146,576

Total net assets - 100.0%#		$6,534,907

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 2/4/2028	Finland	USD
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	USD
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	USD
Altice France SA, 5.13%, 1/15/2029	France	USD
Altice France SA, 5.13%, 7/15/2029	France	USD
Altice France SA, 5.50%, 1/15/2028	France	USD
Altice France SA, 5.50%, 10/15/2029	France	USD
Ardonagh Midco 2 plc, 11.50%, 1/15/2027	United Kingdom	USD
Bombardier, Inc., 6.00%, 2/15/2028	Canada	USD
Bombardier, Inc., 7.13%, 6/15/2026	Canada	USD
Bombardier, Inc., 7.88%, 4/15/2027	Canada	USD
Consolidated Energy Finance SA, 5.63%, 10/15/2028	Switzerland	USD
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030	Canada	USD
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	Canada	USD
MEG Energy Corp., 5.88%, 2/1/2029	Canada	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Motion Bondco DAC, 6.63%, 11/15/2027	United Kingdom	USD
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028	Canada	USD
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031	Canada	USD
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	USD
Superior Plus LP, 4.25%, 5/18/2028	Canada	CAD
Superior Plus LP, 4.50%, 3/15/2029	Canada	USD
UPC Holding BV, 5.50%, 1/15/2028	Netherlands	USD
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030	Netherlands	USD
Ziggo Bond Co. BV, 6.00%, 1/15/2027	Netherlands	USD
Ziggo BV, 4.88%, 1/15/2030	Netherlands	USD

(3)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(4)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $82,998, or 1.3% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(5)	Defaulted securities.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,036,126	16.2%
Consumer Discretionary	1,185,723	18.6
Consumer Staples	234,551	3.7
Energy	287,117	4.5
Financials	1,304,206	20.4
Health Care	222,493	3.5
Industrials	698,172	10.9
Information Technology	458,844	7.2
Materials	334,330	5.2
Real Estate	149,135	2.3
Short-Term Investment	477,634	7.5

Total investments	$6,388,331	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
CAD	$4,388	0.1%
USD	6,383,943	99.9

Total investments	$6,388,331	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	4,355	CAD	5,956	BOA	5/23/2023	$(55)

Total unrealized depreciation						(55)

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	4.0%
Acrisure LLC	United States	3.9
NFP Corp.	United States	3.4
Carnival Corp.	United States	3.4
Medline Borrower LP	United States	2.7
VistaJet Malta Finance plc	Switzerland	2.2
CSC Holdings LLC	United States	2.0
Nordstrom, Inc.	United States	1.9
Ardonagh Midco 2 plc	United Kingdom	1.9
Arches Buyer, Inc.	United States	1.8

Total		27.2%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	31

Artisan International Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 96.0%

BELGIUM - 1.9%
UCB SA(1)	1,195	$106,869

CANADA - 2.0%
Canadian Pacific Railway Ltd.	1,042	80,263
Kinaxis, Inc.*	196	26,935

		107,198
CHINA - 9.3%
Alibaba Group Holding Ltd., ADR*	2,108	215,395
ANTA Sports Products Ltd.(1)	4,881	71,006
China Tourism Group Duty Free Corp. Ltd., Class A(1)	2,641	70,930
Tencent Holdings Ltd.(1)	515	25,165
Tencent Holdings Ltd., ADR(7)	803	39,270
Wuliangye Yibin Co. Ltd., Class A(1)	3,154	90,184

		511,950
DENMARK - 6.5%
Ascendis Pharma A/S, ADR*	709	76,054
Carlsberg A/S, Class B(1)	644	99,642
Danske Bank A/S*(1)	790	15,887
Novo Nordisk A/S, ADR	160	25,505
Novo Nordisk A/S, Class B(1)	876	139,047

		356,135
FRANCE - 10.8%
Air Liquide SA(1)	1,238	207,480
Airbus SE(1)	603	80,782
BNP Paribas SA(1)	1,699	101,633
LVMH Moet Hennessy Louis Vuitton SE(1)	140	128,254
Pernod Ricard SA(1)	192	43,615
Safran SA(1)	214	31,782

		593,546
GERMANY - 12.5%
Allianz SE(1)	569	131,411
Deutsche Boerse AG(1)	1,247	242,767
Deutsche Telekom AG(1)	10,246	248,169
Dr Ing hc F Porsche AG (Preference)*(1)	534	68,386

		690,733
HONG KONG - 1.1%
AIA Group Ltd.(1)	5,588	58,715

IRELAND - 2.4%
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	8,314	134,247

ITALY - 0.7%
Intesa Sanpaolo SpA(1)	15,684	40,366

JAPAN - 3.8%
Daiichi Sankyo Co. Ltd.(1)	5,660	206,557

MACAU - 1.1%
Galaxy Entertainment Group Ltd.*(1)	4,827	32,088
Sands China Ltd.*(1)	8,704	30,379

		62,467
NETHERLANDS - 5.6%
Adyen NV*(1)(4)	20	31,057
Argenx SE, ADR*	355	132,105
ING Groep NV(1)	4,915	58,472
Shell plc(1)	3,068	87,857

		309,491
RUSSIA - 0.0%
MMC Norilsk Nickel PJSC, ADR*(1)(5)(6)	4,881	–
Sberbank of Russia PJSC*(1)(5)(6)	38,445	–

		–
SINGAPORE - 2.3%
DBS Group Holdings Ltd.(1)	2,539	63,093
United Overseas Bank Ltd.(1)	2,862	64,218

		127,311
SPAIN - 1.2%
Ferrovial SA(1)	2,172	63,892

SWITZERLAND - 8.1%
Alcon, Inc.(1)	1,381	97,985
Barry Callebaut AG(1)	11	23,483
Cie Financiere Richemont SA(1)	749	120,114
Medacta Group SA(1)(4)	304	33,076
UBS Group AG(1)	8,099	171,022

		445,680
TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	2,919	51,713

UNITED KINGDOM - 7.8%
AstraZeneca plc, ADR	909	63,115
AstraZeneca plc(1)	416	57,740
BAE Systems plc(1)	5,485	66,501
Barclays plc(1)	32,636	58,925
Diageo plc(1)	2,647	118,145
Unilever plc(1)	1,269	65,733

		430,159
UNITED STATES - 18.0%
Amazon.com, Inc.*	1,311	135,439
Aon plc, Class A	521	164,146
ICON plc*	267	57,074
Linde plc	742	263,896
Nestle SA(1)	1,867	227,882
Schlumberger Ltd.	2,940	144,345

		992,782

Total common stocks and equity-linked security (Cost $4,409,366)		5,289,811

SHORT-TERM INVESTMENT - 4.4%

INVESTMENT COMPANY - 4.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70%(8) (Cost $245,272)	245,272	245,272

Total investments - 100.4% (Cost $4,654,638)		5,535,083

Other assets less liabilities - (0.4)%		(21,332)

Total net assets - 100.0%#		$5,513,751

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,866,269, or 70.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

32	Artisan Partners Funds

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 11/08/2022	$92,560	$134,247	2.4%

(3)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the value of these securities was $64,133 or 1.20% of net assets.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$151,723	$–	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	159,810	–	0.0%

(7)	All or a portion of security is on loan at March 31, 2023.
(8)	Security is partially used as collateral for securities lending. At March 31, 2023, the Portfolio had loaned securities with a total value of $34,159. This was collateralized by cash of $35,578 which was subsequently invested in an investment company.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$312,604	5.6%
Consumer Discretionary	871,991	15.8
Consumer Staples	668,684	12.1
Energy	232,202	4.2
Financials	1,201,712	21.7
Health Care	995,127	18.0
Industrials	457,467	8.3
Information Technology	78,648	1.4
Materials	471,376	8.5
Short-Term Investment	245,272	4.4

Total investments	$5,535,083	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
CAD	$107,198	1.9%
CHF	673,562	12.2
CNY	161,114	2.9
DKK	254,576	4.6
EUR	1,584,935	28.6
GBP	454,901	8.3
HKD	217,353	4.0
JPY	206,557	3.7
RUB	0	0.0
SGD	127,311	2.3
TWD	51,713	0.9
USD	1,695,863	30.6

Total investments	$5,535,083	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Linde plc	United States	4.8%
Deutsche Telekom AG	Germany	4.5
Deutsche Boerse AG	Germany	4.4
Nestle SA	United States	4.1
Alibaba Group Holding Ltd.	China	3.9
Air Liquide SA	France	3.8
Daiichi Sankyo Co. Ltd.	Japan	3.8
UBS Group AG	Switzerland	3.1
Novo Nordisk A/S	Denmark	3.0
Aon plc	United States	3.0

Total		38.4%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	33

Artisan International Explorer Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.3%

ARGENTINA - 5.2%
Despegar.com Corp.*	378	$2,319

AUSTRALIA - 4.1%
Steadfast Group Ltd.(1)	469	1,837

CANADA - 6.5%
ATS Corp.*	55	2,316
Knight Therapeutics, Inc.*	104	337
Real Matters, Inc.*	70	253

		2,906
CHINA - 1.7%
China Isotope & Radiation Corp.(1)	350	738

DENMARK - 1.0%
ALK-Abello A/S, Class B*(1)	29	453

FRANCE - 2.3%
Alten SA(1)	6	1,025

GERMANY - 5.1%
AlzChem Group AG(1)	43	898
Hensoldt AG(1)	38	1,365

		2,263
INDIA - 2.3%
Care Ratings Ltd.(1)	133	1,041

INDONESIA - 3.5%
Mitra Adiperkasa Tbk. PT*(1)	15,469	1,559

IRELAND - 5.0%
Glenveagh Properties plc*(1)(2)	2,028	2,201

ITALY - 1.0%
Enav SpA(1)(2)	107	448

JAPAN - 10.8%
Horiba Ltd.(1)	17	1,019
NexTone, Inc.*(1)	16	382
Sato Holdings Corp.(1)	113	1,874
Zuken, Inc.(1)	60	1,550

		4,825
MEXICO - 3.3%
Qualitas Controladora SAB de CV	229	1,463

NORWAY - 1.0%
Sikri Group ASA*(1)	575	445

SOUTH AFRICA - 2.5%
Bid Corp. Ltd.(1)	22	486
Famous Brands Ltd.(1)	170	623

		1,109
SOUTH KOREA - 2.2%
Vitzrocell Co. Ltd.(1)	71	975

SWITZERLAND - 1.4%
Medmix AG(1)(2)	30	617

UNITED KINGDOM - 20.2%
Essentra plc(1)	314	750
IDOX plc(1)	1,834	1,416
IQE plc*(1)	1,575	526
LSL Property Services plc(1)	159	534
Luxfer Holdings plc	57	958
M&C Saatchi plc*(1)	1,841	4,374
Oxford Biomedica plc*(1)	82	442

		9,000
UNITED STATES - 6.2%
Impro Precision Industries Ltd.(1)(2)	4,122	1,524
Signify NV(1)(2)	37	1,226

		2,750

Total common stocks (Cost $34,372)		37,974

SHORT-TERM INVESTMENTS - 14.3%

INVESTMENT COMPANIES - 14.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70%	2,165	2,165
Federated Treasury Obligations Fund - Institutional Class, 4.67%	2,102	2,102
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.72%	2,101	2,101

Total investment companies (Cost $6,368)		6,368

Total investments - 99.6% (Cost $40,740)		44,342

Other assets less liabilities - 0.4%		186

Total net assets - 100.0%#		$44,528

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $30,328, or 68.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the value of these securities was $6,016 or 13.5% of net assets.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$4,756	10.7%
Consumer Discretionary	6,702	15.1
Consumer Staples	486	1.1
Financials	4,341	9.8
Health Care	2,587	5.8
Industrials	10,686	24.1
Information Technology	5,981	13.5
Materials	1,648	3.7
Real Estate	787	1.8
Short-Term Investments	6,368	14.4

Total investments	$44,342	100.0%

34	Artisan Partners Funds

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
AUD	$1,837	4.1%
CAD	2,906	6.6
CHF	617	1.4
DKK	453	1.0
EUR	7,163	16.2
GBP	8,042	18.1
HKD	2,262	5.1
IDR	1,559	3.5
INR	1,041	2.3
JPY	4,825	10.9
KRW	975	2.2
MXN	1,463	3.3
NOK	445	1.0
USD	9,645	21.8
ZAR	1,109	2.5

Total investments	$44,342	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
M&C Saatchi plc	United Kingdom	9.8%
Despegar.com Corp.	Argentina	5.2
ATS Corp.	Canada	5.2
Glenveagh Properties plc	Ireland	5.0
Sato Holdings Corp.	Japan	4.2
Steadfast Group Ltd.	Australia	4.1
Mitra Adiperkasa Tbk. PT	Indonesia	3.5
Zuken, Inc.	Japan	3.5
Impro Precision Industries Ltd.	United States	3.4
Qualitas Controladora SAB de CV	Mexico	3.3

Total		47.2%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

Artisan International Small-Mid Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.8%

BELGIUM - 0.7%
Azelis Group NV(1)	1,181	$29,991

BRAZIL - 1.2%
Hapvida Participacoes e Investimentos SA*(2)	14,978	7,772
Rumo SA	6,596	24,530
Vibra Energia SA	8,308	23,818

		56,120
CANADA - 5.7%
Altus Group Ltd.	954	40,499
CAE, Inc.*	3,362	76,020
Descartes Systems Group, Inc. (The)*	359	28,941
Kinaxis, Inc.*	333	45,748
Lightspeed Commerce, Inc.*	2,680	40,756
Whitecap Resources, Inc.	2,787	21,551

		253,515
CHINA - 0.1%
Jacobio Pharmaceuticals Group Co. Ltd.*(1)(2)	5,303	4,946

COSTA RICA - 0.3%
Establishment Labs Holdings, Inc.*	171	11,568

DENMARK - 6.8%
ALK-Abello A/S, Class B*(1)	1,239	19,139
Ambu A/S, Class B*(1)	4,583	68,824
Carlsberg A/S, Class B(1)	176	27,152
DSV A/S(1)	192	37,083
FLSmidth & Co. A/S(1)	773	29,520
Genmab A/S*(1)	130	48,988
Royal Unibrew A/S(1)	286	24,882
Tryg A/S(1)	665	14,529
Vestas Wind Systems A/S(1)	904	26,205
Zealand Pharma A/S*(1)	263	8,218

		304,540
FINLAND - 2.5%
Metso Outotec OYJ(1)	9,170	100,019
Revenio Group OYJ(1)	255	10,704

		110,723
FRANCE - 2.5%
Gaztransport Et Technigaz SA(1)	331	33,958
Lectra(1)	1,430	56,501
Ubisoft Entertainment SA*(1)	801	21,224

		111,683
GERMANY - 5.8%
AIXTRON SE(1)	2,391	80,977
Carl Zeiss Meditec AG(1)	166	23,057
Duerr AG(1)	797	28,551
Gerresheimer AG(1)	732	72,407
Hamburger Hafen und Logistik AG(1)	1,153	14,232
Symrise AG, Class A(1)	358	38,846

		258,070
ICELAND - 0.5%
Ossur HF*(1)	4,573	20,634

INDIA - 2.7%
IndiaMart InterMesh Ltd.(1)(2)	443	27,158
PB Fintech Ltd.*(1)	2,993	23,319
WNS Holdings Ltd., ADR*	767	71,444

		121,921
ISRAEL - 7.0%
Kornit Digital Ltd.*	2,348	45,457
Nice Ltd., ADR*	878	200,916
Radware Ltd.*	1,789	38,532
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(1)	197	11,717
Tel Aviv Stock Exchange Ltd.*(1)	3,931	17,199

		313,821
ITALY - 1.6%
Davide Campari-Milano NV(1)	2,908	35,468
Moncler SpA(1)	521	36,019

		71,487
JAPAN - 12.9%
Azbil Corp.(1)	2,332	63,800
Carenet, Inc.(1)(3)	2,696	22,094
CKD Corp.(1)(3)	3,769	61,451
Daikokutenbussan Co. Ltd.(1)(3)	793	30,070
en Japan, Inc.(1)	604	10,404
Fujitec Co. Ltd.(1)	880	21,883
GMO Financial Gate, Inc.(1)	275	20,774
Jeol Ltd.(1)	585	18,884
Kobe Bussan Co. Ltd.(1)	458	12,789
Lion Corp.(1)	1,434	15,490
Money Forward, Inc.*(1)	805	28,100
Morinaga Milk Industry Co. Ltd.(1)	794	28,529
NOF Corp.(1)	649	30,295
Rohm Co. Ltd.(1)	686	57,152
Rohto Pharmaceutical Co. Ltd.(1)	1,136	23,738
SCSK Corp.(1)	589	8,607
SG Holdings Co. Ltd.(1)	3,762	55,747
Sosei Group Corp.*(1)	381	6,520
Temairazu, Inc.(1)	310	11,086
Toshiba Corp.(1)	1,078	36,128
Ubicom Holdings, Inc.(1)(3)	807	12,675

		576,216
MEXICO - 0.2%
Qualitas Controladora SAB de CV	1,443	9,212

NETHERLANDS - 2.2%
IMCD NV(1)	372	60,904
Koninklijke DSM NV(1)	302	35,662
Merus NV*	89	1,639

		98,205
SWEDEN - 3.7%
AAK AB(1)	1,370	24,803
Fortnox AB(1)	8,856	60,763
Swedish Orphan Biovitrum AB*(1)	3,507	81,748

		167,314
SWITZERLAND - 6.0%
Alcon, Inc.(1)	1,155	81,979
Baloise Holding AG(1)	260	40,623
Barry Callebaut AG(1)	22	47,440
Belimo Holding AG(1)	81	38,902
Burckhardt Compression Holding AG(1)	66	41,095
Tecan Group AG(1)	44	19,454

		269,493
THAILAND - 1.4%
Fabrinet*	527	62,566

UNITED KINGDOM - 15.7%
Alphawave IP Group plc*(1)	17,509	25,327
Balfour Beatty plc(1)	7,272	33,421

36	Artisan Partners Funds

	Shares Held	Value
UNITED KINGDOM (CONTINUED)
boohoo Group plc*(1)	10,440	$7,705
Britvic plc(1)	2,945	32,445
ConvaTec Group plc(1)(2)	36,176	102,105
Croda International plc(1)	182	14,596
Howden Joinery Group plc(1)	7,069	61,101
JD Sports Fashion plc(1)	14,639	32,230
JET2 plc(1)	5,511	89,438
Oxford Biomedica plc*(1)	1,531	8,224
Rotork plc(1)	15,310	59,678
RS Group plc(1)	4,859	54,951
Smiths Group plc(1)	1,588	33,648
Spirax-Sarco Engineering plc(1)	337	49,389
St. James’s Place plc(1)	3,051	45,713
Subsea 7 SA(1)	2,322	27,530
Trainline plc*(1)(2)	8,181	25,016

		702,517
UNITED STATES - 17.3%
Agilysys, Inc.*	654	53,926
Akero Therapeutics, Inc.*	149	5,695
Alkermes plc*	1,174	33,093
Avidity Biosciences, Inc.*	1,187	18,214
BioCryst Pharmaceuticals, Inc.*	1,771	14,766
Chart Industries, Inc.*	80	10,061
CyberArk Software Ltd.*	505	74,761
Envista Holdings Corp.*	1,200	49,038
FibroGen, Inc.*	842	15,705
Glaukos Corp.*	1,163	58,246
ImmunoGen, Inc.*	1,982	7,610
Ingersoll Rand, Inc.	1,047	60,921
Inspire Medical Systems, Inc.*	69	16,213
IVERIC bio, Inc.*	194	4,718
Lantheus Holdings, Inc.*	201	16,613
Legend Biotech Corp., ADR*	650	31,344
Madrigal Pharmaceuticals, Inc.*	134	32,553
MaxCyte, Inc.*	794	3,930
Model N, Inc.*	1,581	52,927
Monday.com Ltd.*	172	24,594
Myriad Genetics, Inc.*	1,379	32,038
Pacific Biosciences of California, Inc.*	814	9,431
Relay Therapeutics, Inc.*	188	3,091
RxSight, Inc.*	1,649	27,501
Seagen, Inc.*	39	7,881
STAAR Surgical Co.*	181	11,603
ViewRay, Inc.*(3)	9,648	33,380
Wolfspeed, Inc.*	971	63,062

		772,915
Total common stocks (Cost $3,790,635)		4,327,457

SHORT-TERM INVESTMENT - 1.0%

INVESTMENT COMPANY - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $43,805)	43,805	43,805

Total investments - 97.8% (Cost $3,834,440)		4,371,262

Other assets less liabilities - 2.2%		98,346

Total net assets - 100.0%#		$4,469,608

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,803,573, or 62.7% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the value of these securities was $166,997 or 3.7% of net assets.
(3)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$21,224	0.5%
Consumer Discretionary	135,874	3.1
Consumer Staples	314,523	7.2
Energy	83,039	1.9
Financials	171,369	3.9
Health Care	1,071,567	24.5
Industrials	1,289,332	29.5
Information Technology	1,080,631	24.8
Materials	119,399	2.7
Real Estate	40,499	0.9
Short-Term Investment	43,805	1.0

Total investments	$4,371,262	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
BRL	$56,120	1.3%
CAD	253,515	5.8
CHF	269,493	6.2
DKK	325,174	7.4
EUR	678,520	15.5
GBP	674,987	15.4
HKD	4,946	0.1
ILS	28,916	0.7
INR	50,477	1.2
JPY	576,216	13.2
MXN	9,212	0.2
NOK	27,530	0.6
SEK	167,314	3.8
USD	1,248,842	28.6

Total investments	$4,371,262	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	4.5%
ConvaTec Group plc	United Kingdom	2.3
Metso Outotec OYJ	Finland	2.2
JET2 plc	United Kingdom	2.0
Alcon, Inc.	Switzerland	1.8
Swedish Orphan Biovitrum AB	Sweden	1.8
AIXTRON SE	Germany	1.8
CAE, Inc.	Canada	1.7
CyberArk Software Ltd.	United States	1.7
Gerresheimer AG	Germany	1.6

Total		21.4%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	37

ARTISAN International Value Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 88.7%

BELGIUM - 1.7%
Groupe Bruxelles Lambert NV(1)	5,340	$455,989

BERMUDA - 0.4%
Voussoir RE Ltd. (preferred shares)*(1)(2)	1	102,470

BRAZIL - 0.6%
Telefonica Brasil SA, ADR	21,156	160,153

CANADA - 3.5%
Alimentation Couche-Tard, Inc.	11,476	576,968
Suncor Energy, Inc.	11,185	347,263

		924,231
CHINA - 5.0%
Alibaba Group Holding Ltd.*(1)	50,322	639,978
Anhui Conch Cement Co. Ltd., Class H(1)	51,587	179,435
Hengan International Group Co. Ltd.(1)	39,253	181,382
Trip.com Group Ltd.*(1)	8,880	335,219

		1,336,014
FINLAND - 1.6%
Nokia OYJ, ADR	67,060	329,265
Nokia OYJ(1)	17,220	84,663

		413,928
FRANCE - 10.6%
Danone SA(1)	21,127	1,313,427
Safran SA(1)	6,115	908,097
Sodexo SA(1)	5,627	549,709
Sodexo SA (Registered Shares)(1)(3)	737	72,027

		2,843,260
GERMANY - 2.8%
adidas AG(1)	2,343	413,749
Brenntag SE(1)	507	38,067
Fresenius Medical Care AG & Co. KGaA(1)	6,852	290,571

		742,387
INDIA - 3.3%
HCL Technologies Ltd.(1)	57,507	762,860
Indus Towers Ltd.(1)	69,504	121,051

		883,911
IRELAND - 3.2%
CRH plc(1)	6,760	341,660
Ryanair Holdings plc*(1)	1,846	29,802
Ryanair Holdings plc, Equity-Linked Security*(1)(4)(5)	29,333	473,656

		845,118
ITALY - 0.1%
Iveco Group NV*(1)	3,129	29,674

JAPAN - 1.9%
Nintendo Co. Ltd.(1)	5,281	204,709
Seven & i Holdings Co. Ltd.(1)	6,821	307,687

		512,396
MEXICO - 0.7%
Gruma SAB de CV, Class B	13,169	195,086

NETHERLANDS - 3.9%.
ING Groep NV(1)	13,251	157,647
Koninklijke Philips NV(1)	33,861	618,171
Universal Music Group NV(1)	10,568	267,144

		1,042,962
SOUTH KOREA - 6.8%
NAVER Corp.(1)	2,094	329,676
Samsung Electronics Co. Ltd.(1)	20,312	1,007,226
Samsung Electronics Co. Ltd. (Preference)(1)	11,497	480,086

		1,816,988
SWITZERLAND - 14.1%
ABB Ltd.(1)	27,590	946,130
Cie Financiere Richemont SA(1)	4,473	717,076
Novartis AG(1)	14,191	1,302,758
UBS Group AG(1)	37,433	790,445

		3,756,409
UNITED KINGDOM - 14.2%
Associated British Foods plc(1)	15,879	381,092
Berkeley Group Holdings plc(1)(6)	5,796	300,694
CNH Industrial NV(1)	23,324	356,790
Compass Group plc(1)	43,090	1,083,453
Inchcape plc(1)	5,830	55,896
Liberty Global plc, Class A*	10,233	199,548
Liberty Global plc, Class C*	6,333	129,075
Lloyds Banking Group plc(1)	832,606	491,193
RELX plc (London Stock Exchange)(1)	23,592	763,738
RELX plc (Turquoise Stock Exchange)(1)	1,323	42,854

		3,804,333
UNITED STATES - 14.3%
Arch Capital Group Ltd.*(6)	19,131	1,298,440
Garmin Ltd.	5,325	537,385
Holcim AG*(1)	12,782	824,553
Sensata Technologies Holding plc(6)	8,669	433,606
Willis Towers Watson plc	3,150	731,970

		3,825,954

Total common stocks and equity-linked security (Cost $18,849,267)		23,691,263

SHORT-TERM INVESTMENT - 9.8%

INVESTMENT COMPANY - 9.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $2,633,582)	2,633,582	2,633,582

Total investments - 98.5% (Cost $21,482,849)		26,324,845

Other assets less liabilities - 1.5%		415,864

Total net assets - 100.0%#		$26,740,709

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $18,752,504, or 70.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/04/2020	$63,852	$72,027	0.3%

38	Artisan Partners Funds

(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 11/08/2022	$328,517	$473,656	1.8%

(5)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

OTC TOTAL RETURN SWAP
Values in thousands
Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts)	Unrealized Appreciation	Value
Gruma SAB de CV	Fed funds rate + (0.70)% and decrease in total return of reference entity	Increase in total return of reference entity	Monthly	UBS AG	9/21/2023	USD 1,800	–	1,677	1,677

							–	1,677	1,677

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,411,356	5.4%
Consumer Discretionary	4,705,186	17.9
Consumer Staples	2,955,642	11.2
Energy	347,263	1.3
Financials	4,028,154	15.3
Health Care	2,211,500	8.4
Industrials	4,022,414	15.3
Information Technology	2,664,100	10.1
Materials	1,345,648	5.1
Short-Term Investment	2,633,582	10.0

Total investments	$26,324,845	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
CAD	$924,231	3.5%
CHF	4,580,962	17.4
EUR	5,970,041	22.7
GBP	3,076,066	11.7
HKD	1,336,014	5.1
INR	883,911	3.4
JPY	512,396	1.9
KRW	1,816,988	6.9
MXN	195,086	0.7
USD	7,029,150	26.7

Total investments	$26,324,845	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Danone SA	France	4.9%
Novartis AG	Switzerland	4.9
Arch Capital Group Ltd.	United States	4.9
Compass Group plc	United Kingdom	4.1
Samsung Electronics Co. Ltd.	South Korea	3.8
ABB Ltd.	Switzerland	3.5
Safran SA	France	3.4
Holcim AG	United States	3.1
UBS Group AG	Switzerland	3.0
RELX plc	United Kingdom	2.9

Total		38.5%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	39

Artisan Mid Cap Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.3%

AUTOMOBILE COMPONENTS - 0.7%
Aptiv plc*	299	$33,588

BIOTECHNOLOGY - 9.7%
Argenx SE, ADR*(1)	391	145,838
Ascendis Pharma A/S, ADR*(1)	1,314	140,897
BioNTech SE, ADR(1)	377	46,942
Exact Sciences Corp.*	762	51,673
Halozyme Therapeutics, Inc.*	774	29,569
Sarepta Therapeutics, Inc.*	168	23,205

		438,124
BROADLINE RETAIL - 1.7%
Etsy, Inc.*	395	44,006
Global-e Online Ltd.*(1)	1,012	32,620

		76,626
BUILDING PRODUCTS - 0.9%
Trex Co., Inc.*	826	40,192

CAPITAL MARKETS - 5.9%
MarketAxess Holdings, Inc.	120	46,961
MSCI, Inc.	168	93,980
Nasdaq, Inc.	1,185	64,765
Tradeweb Markets, Inc., Class A	755	59,645

		265,351
COMMUNICATIONS EQUIPMENT - 2.5%
Arista Networks, Inc.*	675	113,290

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
BJ’s Wholesale Club Holdings, Inc.*	437	33,212
Dollar Tree, Inc.*	166	23,784

		56,996
DISTRIBUTORS - 0.5%
Pool Corp.	70	24,026

ELECTRICAL EQUIPMENT - 1.4%
Hubbell, Inc.	121	29,516
Rockwell Automation, Inc.	117	34,442

		63,958
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
Teledyne Technologies, Inc.*	197	88,151

ENTERTAINMENT - 1.6%
Live Nation Entertainment, Inc.*	496	34,718
Take-Two Interactive Software, Inc.*	297	35,436

		70,154
FINANCIAL SERVICES - 3.3%
Global Payments, Inc.	1,416	149,000

GROUND TRANSPORTATION - 0.8%
Saia, Inc.*	132	35,810

HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
Cooper Cos., Inc. (The)	109	40,569
Dexcom, Inc.*	630	73,151
Envista Holdings Corp.*	971	39,680
iRhythm Technologies, Inc.*	281	34,867
Shockwave Medical, Inc.*	118	25,593

		213,860
HEALTH CARE PROVIDERS & SERVICES - 0.7%
agilon health, Inc.*	1,297	30,805

HEALTH CARE TECHNOLOGY - 4.6%
Veeva Systems, Inc., Class A*	1,142	209,850

HOTELS, RESTAURANTS & LEISURE - 3.2%
Chipotle Mexican Grill, Inc.*	84	142,854

INSURANCE - 2.0%
Arthur J Gallagher & Co.	242	46,243
Ryan Specialty Holdings, Inc., Class A*	1,097	44,149

		90,392
IT SERVICES - 1.0%
Shopify, Inc., Class A*(1)	962	46,098

LIFE SCIENCES TOOLS & SERVICES - 6.7%
Agilent Technologies, Inc.	742	102,675
Repligen Corp.*	330	55,543
West Pharmaceutical Services, Inc.	420	145,447

		303,665
MACHINERY - 5.5%
CNH Industrial NV(1)	3,033	46,308
Fortive Corp.	1,004	68,447
Ingersoll Rand, Inc.	2,294	133,476

		248,231
PHARMACEUTICALS - 3.2%
Catalent, Inc.*	2,218	145,775

PROFESSIONAL SERVICES - 2.6%
CoStar Group, Inc.*	892	61,408
Verisk Analytics, Inc.	300	57,588

		118,996
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.1%
Lattice Semiconductor Corp.*	2,079	198,562
Marvell Technology, Inc.	550	23,833
Monolithic Power Systems, Inc.	193	96,836
ON Semiconductor Corp.*	1,659	136,540

		455,771
SOFTWARE - 17.5%
Atlassian Corp., Class A*	805	137,755
Bentley Systems, Inc., Class B	1,243	53,426
Ceridian HCM Holding, Inc.*	788	57,676
Datadog, Inc., Class A*	639	46,401
HubSpot, Inc.*	472	202,410
Synopsys, Inc.*	317	122,429
Tyler Technologies, Inc.*	198	70,258
Zscaler, Inc.*	870	101,628

		791,983
SPECIALTY RETAIL - 1.4%
Five Below, Inc.*	302	62,220

TEXTILES, APPAREL & LUXURY GOODS - 0.9%
Lululemon Athletica, Inc.*	110	39,935

Total common stocks (Cost $2,900,643)		4,355,701

40	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENT - 2.7%

INVESTMENT COMPANY - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $120,786)	120,786	$120,786

Total investments - 99.0% (Cost $3,021,429)		4,476,487

Other assets less liabilities - 1.0%		43,600

Total net assets - 100.0%#		$4,520,087

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
BioNTech SE	Germany	USD
CNH Industrial NV	United Kingdom	USD
Global-e Online Ltd.	Israel	USD
Shopify, Inc.	Canada	USD

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$70,154	1.6%
Consumer Discretionary	379,249	8.5
Consumer Staples	56,997	1.3
Financials	504,744	11.3
Health Care	1,342,078	30.0
Industrials	507,186	11.2
Information Technology	1,495,293	33.4
Short-Term Investment	120,786	2.7

Total investments	$4,476,487	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Veeva Systems, Inc.	United States	4.6%
HubSpot, Inc.	United States	4.5
Lattice Semiconductor Corp.	United States	4.4
Global Payments, Inc.	United States	3.3
Argenx SE	Netherlands	3.2
Catalent, Inc.	United States	3.2
West Pharmaceutical Services, Inc.	United States	3.2
Chipotle Mexican Grill, Inc.	United States	3.2
Ascendis Pharma A/S	Denmark	3.1
Atlassian Corp.	United States	3.0

Total		35.7%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

Artisan Mid Cap Value Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.1%

AEROSPACE & DEFENSE - 1.9%
CAE, Inc.*(1)	1,068	$24,174

AIR FREIGHT & LOGISTICS - 1.9%
Expeditors International of Washington, Inc.	221	24,365

AUTOMOBILE COMPONENTS - 3.6%
BorgWarner, Inc.	417	20,489
Gentex Corp.	871	24,427

		44,916
BANKS - 10.7%
Comerica, Inc.	336	14,591
Fifth Third Bancorp	818	21,785
First Citizens BancShares, Inc., Class A	51	49,926
M&T Bank Corp.	196	23,467
Washington Federal, Inc.	838	25,227

		134,996
CAPITAL MARKETS - 2.8%
Moelis & Co., Class A	533	20,475
Northern Trust Corp.	171	15,106

		35,581
CONSUMER FINANCE - 1.0%
Synchrony Financial	431	12,532

CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.7%
Kroger Co. (The)	546	26,967
Sysco Corp.	254	19,641

		46,608
DIVERSIFIED CONSUMER SERVICES - 1.3%
H&R Block, Inc.	474	16,707

ELECTRIC UTILITIES - 2.5%
OGE Energy Corp.	843	31,747

ELECTRICAL EQUIPMENT - 2.1%
nVent Electric plc	613	26,323

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.9%
Vontier Corp.	1,338	36,581

ENERGY EQUIPMENT & SERVICES - 2.6%
NOV, Inc.	1,757	32,529

ENTERTAINMENT - 4.0%
Electronic Arts, Inc.	180	21,626
Warner Bros Discovery, Inc.*	1,879	28,367

		49,993
FINANCIAL SERVICES - 1.3%
Corebridge Financial, Inc.	976	15,642

FOOD PRODUCTS - 2.0%
Tyson Foods, Inc., Class A	428	25,417

GROUND TRANSPORTATION - 3.1%
U-Haul Holding Co., Series N	669	34,698
U-Haul Holding Co.	74	4,435

		39,133
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
Baxter International, Inc.	730	29,593
Dentsply Sirona, Inc.	929	36,506

		66,099
HEALTH CARE PROVIDERS & SERVICES - 1.9%
Centene Corp.*	372	23,485

HOTELS, RESTAURANTS & LEISURE - 6.6%
Expedia Group, Inc.*	273	26,486
Marriott International, Inc., Class A	191	31,737
Vail Resorts, Inc.	104	24,359

		82,582
INSURANCE - 7.8%
Arch Capital Group Ltd.*	638	43,273
Globe Life, Inc.	344	37,803
Progressive Corp. (The)	115	16,521

		97,597
INTERACTIVE MEDIA & SERVICES - 1.9%
IAC, Inc.*	462	23,828

MACHINERY - 1.8%
Otis Worldwide Corp.	273	23,033

MEDIA - 8.2%
Cable One, Inc.	39	27,544
Liberty Broadband Corp., Class C*	76	6,245
Liberty Media Corp.-Liberty SiriusXM, Class A*	283	7,962
Liberty Media Corp.-Liberty SiriusXM, Class C*	282	7,886
News Corp., Class A	1,409	24,339
Omnicom Group, Inc.	304	28,687

		102,663
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Jones Lang LaSalle, Inc.*	99	14,383

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
Analog Devices, Inc.	284	56,087

SOFTWARE - 2.0%
Check Point Software Technologies Ltd.*(1)	197	25,661

Specialized REITs - 4.6%
Lamar Advertising Co., Class A, REIT	340	33,949
Public Storage, REIT	78	23,429

		57,378
SPECIALTY RETAIL - 2.0%
AutoNation, Inc.*	191	25,703

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.4%
NetApp, Inc.	272	17,393

TRADING COMPANIES & DISTRIBUTORS - 1.6%
Air Lease Corp., Class A	522	20,539

Total common stocks (Cost $827,255)		1,233,675

42	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENT - 0.9%

INVESTMENT COMPANY - 0.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $11,629)	11,629	$11,629

Total investments - 99.0% (Cost $838,884)		1,245,304

Other assets less liabilities - 1.0%		12,400

Total net assets - 100.0%#		$1,257,704

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
CAE, Inc.	Canada	USD
Check Point Software Technologies Ltd.	Israel	USD

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$176,484	14.2%
Consumer Discretionary	169,908	13.6
Consumer Staples	72,025	5.8
Energy	32,529	2.6
Financials	296,348	23.8
Health Care	89,584	7.2
Industrials	157,567	12.7
Information Technology	135,722	10.9
Real Estate	71,760	5.8
Utilities	31,748	2.5
Short-Term Investment	11,629	0.9

Total investments	$1,245,304	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Analog Devices, Inc.	United States	4.5%
First Citizens BancShares, Inc.	United States	4.0
Arch Capital Group Ltd.	United States	3.4
U-Haul Holding Co.	United States	3.1
Globe Life, Inc.	United States	3.0
Vontier Corp.	United States	2.9
Dentsply Sirona, Inc.	United States	2.9
Lamar Advertising Co.	United States	2.7
NOV, Inc.	United States	2.6
OGE Energy Corp.	United States	2.5

Total		31.6%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

Artisan Select Equity Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.4%

AIR FREIGHT & LOGISTICS - 1.8%
FedEx Corp.	3	$684

AUTOMOBILES - 4.3%
Harley-Davidson, Inc.	42	1,599

BANKS - 4.3%
Citigroup, Inc.	34	1,582

BROADLINE RETAIL - 4.4%
Alibaba Group Holding Ltd., ADR*(1)	16	1,618

CAPITAL MARKETS - 5.2%
Bank of New York Mellon Corp. (The)	38	1,740
Charles Schwab Corp. (The)	3	171

		1,911
CHEMICALS - 5.4%
Axalta Coating Systems Ltd.*	66	1,988

CONSTRUCTION MATERIALS - 6.2%
HeidelbergCement AG(1)(2)	31	2,276

CONSUMER FINANCE - 4.9%
American Express Co.	11	1,823

FINANCIAL SERVICES - 5.4%
Berkshire Hathaway, Inc., Class B*	6	1,983

FOOD PRODUCTS - 5.3%
Danone SA(1)(2)	31	1,951

HEALTH CARE EQUIPMENT & SUPPLIES - 5.7%
Dentsply Sirona, Inc.	54	2,126

HEALTH CARE PROVIDERS & SERVICES - 4.6%
Elevance Health, Inc.	4	1,692

HOTELS, RESTAURANTS & LEISURE - 7.1%
Aramark	40	1,440
Expedia Group, Inc.*	12	1,181

		2,621
INSURANCE - 7.0%
Marsh & McLennan Cos., Inc.	6	988
Progressive Corp. (The)	11	1,604

		2,592
INTERACTIVE MEDIA & SERVICES - 11.0%
Alphabet, Inc., Class A*	19	1,996
Meta Platforms, Inc., Class A*	10	2,056

		4,052
PASSENGER AIRLINES - 2.3%
Southwest Airlines Co.	26	845

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Lam Research Corp.	2	1,089

SPECIALTY RETAIL - 1.5%
Advance Auto Parts, Inc.	4	546

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.1%
Samsung Electronics Co. Ltd.(1)(2)	38	1,906

Total common stocks (Cost $32,037)		34,884

SHORT-TERM INVESTMENT - 5.5%

INVESTMENT COMPANY - 5.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $2,024)	2,024	2,024

Total investments - 99.9% (Cost $34,061)		36,908

Other assets less liabilities - 0.1%		24

Total net assets - 100.0%#		$36,932

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	USD
Danone SA	France	EUR
HeidelbergCement AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,133, or 16.6% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$4,052	11.0%
Consumer Discretionary	6,384	17.3
Consumer Staples	1,951	5.3
Financials	9,891	26.8
Health Care	3,818	10.3
Industrials	1,529	4.1
Information Technology	2,995	8.1
Materials	4,264	11.6
Short-Term Investment	2,024	5.5

Total investments	$36,908	100.0%

44	Artisan Partners Funds

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
EUR	$4,227	11.4%
KRW	1,906	5.2
USD	30,775	83.4

Total investments	$36,908	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
HeidelbergCement AG	Germany	6.2%
Dentsply Sirona, Inc.	United States	5.7
Meta Platforms, Inc.	United States	5.6
Alphabet, Inc.	United States	5.4
Axalta Coating Systems Ltd.	United States	5.4
Berkshire Hathaway, Inc.	United States	5.4
Danone SA	France	5.3
Samsung Electronics Co. Ltd.	South Korea	5.1
American Express Co.	United States	4.9
Bank of New York Mellon Corp. (The)	United States	4.7

Total		53.7%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

Artisan Small Cap Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.2%

BIOTECHNOLOGY - 19.5%
Argenx SE, ADR*(1)	239	$89,186
Ascendis Pharma A/S, ADR*(1)	684	73,296
Avid Bioservices, Inc.*	833	15,624
Denali Therapeutics, Inc.*	233	5,376
Exact Sciences Corp.*	392	26,571
Halozyme Therapeutics, Inc.*	2,718	103,799
Iovance Biotherapeutics, Inc.*	1,995	12,189
Twist Bioscience Corp.*	193	2,914
Veracyte, Inc.*	1,981	44,169

		373,124
BROADLINE RETAIL - 1.7%
Etsy, Inc.*	159	17,654
Global-e Online Ltd.*(1)	466	15,035

		32,689
BUILDING PRODUCTS - 1.6%
Advanced Drainage Systems, Inc.	157	13,185
Trex Co., Inc.*	355	17,254

		30,439
CAPITAL MARKETS - 1.0%
MarketAxess Holdings, Inc.	52	20,185

CONSTRUCTION & ENGINEERING - 4.7%
Valmont Industries, Inc.	280	89,293

DIVERSIFIED CONSUMER SERVICES - 1.1%
Chegg, Inc.*	1,336	21,772

ELECTRICAL EQUIPMENT - 1.1%
Shoals Technologies Group, Inc., Class A*	970	22,104

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.3%
Novanta, Inc.*	392	62,352

FINANCIAL SERVICES - 0.3%
Shift4 Payments, Inc., Class A*	67	5,054

FOOD PRODUCTS - 0.6%
Freshpet, Inc.*	184	12,149

GROUND TRANSPORTATION - 0.2%
Saia, Inc.*	17	4,529

HEALTH CARE EQUIPMENT & SUPPLIES - 7.9%
Envista Holdings Corp.*	415	16,982
iRhythm Technologies, Inc.*	248	30,729
Penumbra, Inc.*	67	18,744
Shockwave Medical, Inc.*	389	84,398

		150,853
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Option Care Health, Inc.*	592	18,802

HOTELS, RESTAURANTS & LEISURE - 5.1%
Papa John’s International, Inc.	415	31,078
Wingstop, Inc.	367	67,415

		98,493
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Repligen Corp.*	201	33,887

MACHINERY - 0.5%
John Bean Technologies Corp.	48	5,218
Kornit Digital Ltd.*(1)	256	4,959

		10,177
PHARMACEUTICALS - 2.4%
Catalent, Inc.*	700	46,021

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.2%
Allegro MicroSystems, Inc.*(1)	957	45,935
Ambarella, Inc.*	139	10,791
Lattice Semiconductor Corp.*	1,675	159,940
MACOM Technology Solutions Holdings, Inc.*	262	18,559
Monolithic Power Systems, Inc.	149	74,597

		309,822
SOFTWARE - 23.1%
Bentley Systems, Inc., Class B	770	33,110
Blackline, Inc.*	919	61,738
Ceridian HCM Holding, Inc.*	460	33,715
Clearwater Analytics Holdings, Inc., Class A*	1,066	17,007
DoubleVerify Holdings, Inc.*	1,235	37,223
Gitlab, Inc., Class A*	181	6,195
Guidewire Software, Inc.*	716	58,769
HashiCorp, Inc., Class A*	319	9,355
HubSpot, Inc.*	94	40,397
Olo, Inc., Class A*	1,171	9,554
Paycor HCM, Inc.*	729	19,323
Procore Technologies, Inc.*	115	7,230
Sprout Social, Inc., Class A*	227	13,823
Tyler Technologies, Inc.*	121	43,083
Workiva, Inc., Class A*	511	52,300

		442,822
SPECIALTY RETAIL - 3.6%
Five Below, Inc.*	95	19,524
Floor & Decor Holdings, Inc., Class A*	380	37,325
Leslie’s, Inc.*	1,128	12,416

		69,265
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Crocs, Inc.*	76	9,618

Total common stocks (Cost $1,219,533)		1,863,450

SHORT-TERM INVESTMENT - 1.0%

INVESTMENT COMPANY - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $19,229)	19,229	19,229

Total investments - 98.2% (Cost $1,238,762)		1,882,679

Other assets less liabilities - 1.8%		33,654

Total net assets - 100.0%#		$1,916,333

46	Artisan Partners Funds

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Allegro MicroSystems, Inc.	Japan	USD
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Global-e Online Ltd.	Israel	USD
Kornit Digital Ltd.	Israel	USD

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Consumer Discretionary	$231,835	12.3%
Consumer Staples	12,149	0.6
Financials	25,239	1.3
Health Care	622,687	33.1
Industrials	156,540	8.3
Information Technology	815,000	43.4
Short-Term Investment	19,229	1.0

Total investments	$1,882,679	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Lattice Semiconductor Corp.	United States	8.3%
Halozyme Therapeutics, Inc.	United States	5.4
Valmont Industries, Inc.	United States	4.7
Argenx SE	Netherlands	4.7
Shockwave Medical, Inc.	United States	4.4
Monolithic Power Systems, Inc.	United States	3.9
Ascendis Pharma A/S	Denmark	3.8
Wingstop, Inc.	United States	3.5
Novanta, Inc.	United States	3.3
Blackline, Inc.	United States	3.2

Total		45.2%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

Artisan Sustainable Emerging Markets Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.4%

ARGENTINA - 1.1%
Despegar.com Corp.*	49	$302
Loma Negra Cia Industrial Argentina SA, ADR	83	573

		875
BRAZIL - 9.7%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA*	687	160
GPS Participacoes e Empreendimentos SA*(1)	538	1,279
Itau Unibanco Holding SA (Preference)	282	1,384
Lojas Renner SA	206	676
MercadoLibre, Inc.*	2	2,738
Vale SA	86	1,356

		7,593
CHILE - 1.8%
Empresa Nacional de Telecomunicaciones SA	205	807
Vina Concha y Toro SA	476	609

		1,416
CHINA - 22.6%
Alibaba Group Holding Ltd.*(2)	255	3,246
Baidu, Inc., Class A*(2)	70	1,327
Baozun, Inc., ADR*	19	112
China Traditional Chinese Medicine Holdings Co. Ltd.(2)	3,154	1,645
Estun Automation Co. Ltd., Class A(2)	647	2,641
Kingsoft Cloud Holdings Ltd., ADR*(6)	62	555
NIO, Inc., ADR*	37	385
Noah Holdings Ltd., ADR*	28	458
Prosus NV*(2)	28	2,212
Tongwei Co. Ltd., Class A(2)	103	588
Trip.com Group Ltd.*(2)	31	1,174
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A*(2)	212	801
Zhuzhou CRRC Times Electric Co. Ltd., Class H(2)	567	2,470

		17,614
GREECE - 3.7%
Alpha Services & Holdings SA*(2)	1,070	1,314
Mytilineos SA(2)	55	1,577

		2,891
HONG KONG - 3.9%
AIA Group Ltd.(2)	119	1,247
China High Precision Automation Group Ltd.*(2)(3)	9,066	–
Sino Biopharmaceutical Ltd.(2)	3,253	1,818

		3,065
INDIA - 8.8%
Havells India Ltd.(2)	90	1,305
ICICI Bank Ltd.(2)	240	2,575
Infosys Ltd.(2)	62	1,081
Reliance Industries Ltd.(2)	68	1,930

		6,891
INDONESIA - 2.2%
Bank Rakyat Indonesia Persero Tbk. PT(2)	3,499	1,106
Indofood CBP Sukses Makmur Tbk. PT(2)	925	615

		1,721
KAZAKHSTAN - 2.0%
Kaspi.KZ JSC, GDR(2)(4)	20	1,531

MALAYSIA - 1.2%
Public Bank Bhd.(2)	1,019	925

MEXICO - 2.1%
Cemex SAB de CV*	1,548	852
MEXICO (CONTINUED)
Corp. Inmobiliaria Vesta SAB de CV	237	746

		1,598
PERU - 1.2%
Credicorp Ltd.	7	928

POLAND - 0.8%
InPost SA*(2)	64	583

RUSSIA - 0.0%
LUKOIL PJSC, ADR*(2)(3)(5)	19	–
MMC Norilsk Nickel PJSC, ADR*(2)(3)(5)	39	–
Ozon Holdings plc, ADR*(2)(3)(5)	25	–
Polyus PJSC, GDR*(2)(3)(4)(5)	23	–
Sberbank of Russia PJSC*(2)(3)(5)	265	–
Yandex NV, Class A*(2)(3)(5)	14	–

		–
SINGAPORE - 0.5%
Sea Ltd., ADR*	5	409

SOUTH AFRICA - 2.6%
FirstRand Ltd.(2)	299	1,014
MTN Group Ltd.*(2)	146	1,043

		2,057
SOUTH KOREA - 10.9%
HYBE Co. Ltd.*(2)	6	880
Samsung Biologics Co. Ltd.*(2)(4)	2	1,393
Samsung Electronics Co. Ltd.(2)	110	5,440
Shinhan Financial Group Co. Ltd.(2)	28	764

		8,477
TAIWAN - 17.4%
E Ink Holdings, Inc.(2)	419	2,566
MediaTek, Inc.(2)	94	2,449
Sunny Friend Environmental Technology Co. Ltd.(2)	180	977
Taiwan Semiconductor Manufacturing Co. Ltd.(2)	426	7,541

		13,533
THAILAND - 0.8%
Bangkok Bank PCL(2)	139	616

UNITED ARAB EMIRATES - 1.3%
Americana Restaurants International plc*(2)	952	989

UNITED STATES - 0.9%
Globant SA*	4	718
Vietnam - 0.9%
Vietnam Technological & Commercial Joint Stock Bank*(2)	557	675

Total common stocks (Cost $73,047)		75,105

SHORT-TERM INVESTMENT - 2.8%

INVESTMENT COMPANY - 2.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70%(7) (Cost $2,207)	2,207	2,207

Total investments - 99.2% (Cost $75,254)		77,312

Other assets less liabilities - 0.8%		616

Total net assets - 100.0%#		$77,928

48	Artisan Partners Funds

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $60,058, or 77.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2023, the value of these securities was $2,924 or 3.8% of net assets.
(5)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
LUKOIL PJSC	11/27/2008 - 12/23/2021	$1,026	$–	0.0%
MMC Norilsk Nickel PJSC	09/25/2013 - 12/23/2021	736	–	0.0%
Ozon Holdings plc	11/24/2020 - 12/23/2021	900	–	0.0%
Polyus PJSC	10/13/2017 - 12/23/2021	1,226	–	0.0%
Sberbank of Russia PJSC	01/08/2019 - 03/25/2020	772	–	0.0%
Yandex NV, Class A	03/10/2015 - 12/31/2021	613	–	0.0%

(6)	All or a portion of security is on loan at March 31, 2023.
(7)	Security is partially used as collateral for securities lending. At March 31, 2023, the Portfolio had loaned securities with a total value of $525. This was collateralized by cash of $488 which was subsequently invested in an investment company.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$4,466	5.8%
Consumer Discretionary	11,834	15.3
Consumer Staples	1,224	1.6
Energy	1,930	2.5
Financials	14,537	18.8
Health Care	4,856	6.3
Industrials	10,992	14.2
Information Technology	21,739	28.0
Materials	2,781	3.6
Real Estate	746	1.0
Short-Term Investment	2,207	2.9

Total investments	$77,312	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
AED	$989	1.3%
BRL	4,855	6.3
CLP	1,416	1.8
CNY	4,030	5.2
EUR	5,686	7.4
HKD	12,927	16.7
IDR	1,721	2.2
INR	6,891	8.9
KRW	8,477	11.0
MXN	1,598	2.1
MYR	925	1.2
THB	616	0.8
TWD	13,533	17.5
USD	10,916	14.0
VND	675	0.9
ZAR	2,057	2.7

Total investments	$77,312	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	9.7%
Samsung Electronics Co. Ltd.	South Korea	7.0
Alibaba Group Holding Ltd.	China	4.2
MercadoLibre, Inc.	Brazil	3.5
Estun Automation Co. Ltd.	China	3.4
ICICI Bank Ltd.	India	3.3
E Ink Holdings, Inc.	Taiwan	3.3
Zhuzhou CRRC Times Electric Co. Ltd.	China	3.2
MediaTek, Inc.	Taiwan	3.1
Prosus NV	China	2.8

Total		43.5%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

Artisan Value Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.1%

AEROSPACE & DEFENSE - 9.2%
Airbus SE(1)(2)	53	$7,062
Northrop Grumman Corp.	9	4,128
Raytheon Technologies Corp.	48	4,673
Safran SA(1)(2)	45	6,661

		22,524
AIR FREIGHT & LOGISTICS - 3.5%
FedEx Corp.	37	8,460

BANKS - 6.7%
Bank of America Corp.	204	5,845
PNC Financial Services Group, Inc. (The)	45	5,706
US Bancorp	136	4,917

		16,468
BEVERAGES - 2.3%
Heineken Holding NV(1)(2)	62	5,692

BIOTECHNOLOGY - 1.7%
Vertex Pharmaceuticals, Inc.*	13	4,189

CAPITAL MARKETS - 6.7%
CME Group, Inc.	26	5,057
Goldman Sachs Group, Inc. (The)	16	5,162
Morgan Stanley	71	6,199

		16,418
CONSUMER FINANCE - 1.2%
Synchrony Financial	100	2,906

ENERGY EQUIPMENT & SERVICES - 3.0%
Schlumberger Ltd.	152	7,464

ENTERTAINMENT - 8.0%
Electronic Arts, Inc.	37	4,511
Netflix, Inc.*	16	5,515
Walt Disney Co. (The)*	57	5,663
Warner Bros Discovery, Inc.*	256	3,865

		19,554
FINANCIAL SERVICES - 6.9%
Berkshire Hathaway, Inc., Class B*	15	4,489
Fiserv, Inc.*	48	5,432
Visa, Inc., Class A	31	6,977

		16,898
HEALTH CARE EQUIPMENT & SUPPLIES - 6.2%
Baxter International, Inc.	139	5,630
Koninklijke Philips NV(1)(2)	174	3,180
Medtronic plc	79	6,388

		15,198
HEALTH CARE PROVIDERS & SERVICES - 1.6%
Cigna Group (The)	15	3,918

HOTELS, RESTAURANTS & LEISURE - 8.1%
Booking Holdings, Inc.*	2	5,613
Compass Group plc(1)(2)	328	8,237
Marriott International, Inc., Class A	37	6,094

		19,944
INSURANCE - 3.3%
Arch Capital Group Ltd.*	118	8,032

INTERACTIVE MEDIA & SERVICES - 8.5%
Alphabet, Inc., Class C*	100	$10,369
Meta Platforms, Inc., Class A*	50	10,495

		20,864
MEDIA - 3.2%
Comcast Corp., Class A	209	7,934

OIL, GAS & CONSUMABLE FUELS - 3.1%
EOG Resources, Inc.	66	7,566

PHARMACEUTICALS - 2.0%
Merck & Co., Inc.	45	4,787

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
NXP Semiconductors NV(1)	20	3,679

SPECIALTY RETAIL - 1.2%
AutoNation, Inc.*	23	3,038

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.3%
Samsung Electronics Co. Ltd. (Preference)(1)(2)	133	5,570

TOBACCO - 5.2%
Altria Group, Inc.	128	5,731
Philip Morris International, Inc.	71	6,945

		12,676
TRADING COMPANIES & DISTRIBUTORS - 1.7%
Air Lease Corp., Class A	107	4,210

Total common stocks (Cost $163,905)		237,989

SHORT-TERM INVESTMENT - 1.7%

INVESTMENT COMPANY - 1.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70% (Cost $4,268)	4,268	4,268

Total investments - 98.8% (Cost $168,173)		242,257

Other assets less liabilities - 1.2%		3,033

Total net assets - 100.0%#		$245,290

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	China	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $36,402, or 14.8% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.

50	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$48,352	20.0%
Consumer Discretionary	22,982	9.5
Consumer Staples	18,368	7.6
Energy	15,030	6.2
Financials	60,722	25.1
Health Care	28,093	11.5
Industrials	35,193	14.5
Information Technology	9,249	3.8
Short-Term Investment	4,268	1.8

Total investments	$242,257	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
EUR	$22,596	9.3%
GBP	8,237	3.4
KRW	5,570	2.3
USD	205,854	85.0

Total investments	$242,257	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Meta Platforms, Inc.	United States	4.3%
Alphabet, Inc.	United States	4.2
FedEx Corp.	United States	3.5
Compass Group plc	United Kingdom	3.4
Arch Capital Group Ltd.	United States	3.3
Comcast Corp.	United States	3.2
EOG Resources, Inc.	United States	3.1
Schlumberger Ltd.	United States	3.0
Airbus SE	France	2.9
Visa, Inc.	United States	2.8

Total		33.7%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

Artisan Value Income Fund

Schedule of Investments – March 31, 2023 (Unaudited)

Shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS - 89.7%

AEROSPACE & DEFENSE - 5.5%
Airbus SE(1)(2)	1		$156
Raytheon Technologies Corp.	2		240
Safran SA(1)(2)	1		199

			595
BANKS - 10.7%
Bank of America Corp.	7		207
Comerica, Inc.	2		105
Fifth Third Bancorp	5		130
M&T Bank Corp.	1		162
PNC Financial Services Group, Inc. (The)	2		191
US Bancorp	5		167
Washington Federal, Inc.	6		189

			1,151
BEVERAGES - 5.1%
Coca-Cola Co. (The)	4		221
Heineken Holding NV(1)(2)	4		331

			552
CAPITAL MARKETS - 7.4%
CME Group, Inc.	1		202
Goldman Sachs Group, Inc. (The)	–	^	145
Moelis & Co., Class A	4		151
Morgan Stanley	2		181
Northern Trust Corp.	1		111

			790
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
Sysco Corp.	2		151

DIVERSIFIED CONSUMER SERVICES - 1.5%
H&R Block, Inc.(3)	5		162

ELECTRIC UTILITIES - 6.7%
IDACORP, Inc.	1		137
OGE Energy Corp.	6		242
Portland General Electric Co.(3)	3		157
PPL Corp.	7		185

			721
ELECTRICAL EQUIPMENT - 2.2%
nVent Electric plc	5		233

FINANCIAL SERVICES - 3.3%
Corebridge Financial, Inc.	9		140
Visa, Inc., Class A	1		216

			356
FOOD PRODUCTS - 1.8%
Tyson Foods, Inc., Class A	3		196

GAS UTILITIES - 1.7%
Atmos Energy Corp.	2		182

HEALTH CARE EQUIPMENT & SUPPLIES - 5.7%
Baxter International, Inc.	5		192
Koninklijke Philips NV(1)(2)	7		130
Medtronic plc	4		285

			607
HOTELS, RESTAURANTS & LEISURE - 4.3%
Compass Group plc(1)(2)	11		268
Vail Resorts, Inc.	1		189

			457
MACHINERY - 2.5%
Otis Worldwide Corp.	3		263

MEDIA - 7.4%
Cable One, Inc.	–	^	197
Comcast Corp., Class A	10		367
Omnicom Group, Inc.	2		229

			793
OIL, GAS & CONSUMABLE FUELS - 2.6%
EOG Resources, Inc.	2		284

PHARMACEUTICALS - 1.7%
Merck & Co., Inc.	2		186

RESIDENTIAL REITS - 1.3%
Camden Property Trust, REIT	1		142

SPECIALIZED REITS - 5.9%
Lamar Advertising Co., Class A, REIT	4		380
Public Storage, REIT	1		254

			634
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.3%
NetApp, Inc.	3		211
Samsung Electronics Co. Ltd. (Preference)(1)(2)	6		245
			456

TOBACCO - 6.7%
Altria Group, Inc.	8		352
Philip Morris International, Inc.	4		365

			717

Total common stocks (Cost $10,134)			9,628

	Principal Amount
CORPORATE BONDS - 5.4%

AEROSPACE & DEFENSE - 2.1%
Boeing Co. (The) 1.43%, 2/4/2024	$227		219

BROADLINE RETAIL - 1.3%
ANGI Group LLC 3.88%, 8/15/2028(4)	188		143

ENERGY EQUIPMENT & SERVICES - 0.5%
Weatherford International Ltd. 11.00%, 12/1/2024(4)	50		51

TRADING COMPANIES & DISTRIBUTORS - 1.5%
Air Lease Corp. Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 4.12%, 12/15/2026(5)(6)	238		162

Total corporate bonds (Cost $614)			575

CONVERTIBLE BONDS - 2.6%

MEDIA - 1.2%
Cable One, Inc.
Zero Coupon, 3/15/2026	87		69
1.13%, 3/15/2028	79		58

			127
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
Redwood Trust, Inc. 7.75%, 6/15/2027(4)	178		154

Total convertible bonds (Cost $304)			281

52	Artisan Partners Funds

	Share Held	Value
CONVERTIBLE PREFERRED STOCK - 1.7%

HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Boston Scientific Corp. Series A, 5.50%, 6/1/2023 (Cost $176)	2	$184

SHORT-TERM INVESTMENTS - 1.3%

INVESTMENT COMPANIES - 1.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.70%	48	48
Federated Treasury Obligations Fund - Institutional Class, 4.67%	46	46
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.72%	46	46

Total short-term investments (Cost $140)		140

Total investments - 100.7% (Cost $11,368)		10,808

WRITTEN OPTION CONTRACTS - (0.1)% (Premiums received $(11))		(7)

Other assets less liabilities - (0.6%)		(65)

Total net assets - 100.0%#		$10,736

(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Koninklijke Philips NV	Netherlands	EUR
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,329, or 12.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(3)	At March 31, 2023, all or a portion of this security was pledged to cover collateral requirements for written options.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Perpetual security. The rate reflected was the rate in effect on March 31, 2023. The maturity date reflects the next call date.
(6)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.

WRITTEN OPTION CONTRACTS
Call Options
Dollar values in thousands except exercise price
Number of Contracts‡	Description	Exercise Price		Notional Amount	Expiration Date	Premiums Paid/(Received) by Fund	Market Value	Unrealized Appreciation/ (Depreciation)
2	Airbus SE	EUR	130.00	$25	6/16/23	$(1)	$(1)	$–	^
6	Moelis & Co.		$50.00	23	4/21/23	(1)	– ^	1
3	Morgan Stanley		105.00	26	7/21/23	(1)	– ^	1
11	nVent Electric plc		50.00	47	8/18/23	(2)	(1)	1
5	Omnicom Group, Inc.		95.00	47	7/21/23	(2)	(2)	–	^
5	Raytheon Technologies Corp.		105.00	49	6/16/23	(2)	(1)	1
2	Safran SA	EUR	140.00	27	6/16/23	(1)	(1)	–	^
1	Safran SA	EUR	138.00	11	6/16/23	(1)	(1)	–	^

Total written option contracts						$(11)	$(7)	$4

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$919	8.5%
Consumer Discretionary	762	7.1
Consumer Staples	1,615	14.9
Energy	335	3.1
Financials	2,452	22.7
Health Care	976	9.0
Industrials	1,472	13.6
Information Technology	457	4.2
Real Estate	776	7.2
Utilities	904	8.4
Short-Term Investments	140	1.3%

Total investments	$10,808	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
EUR	$816	7.5%
GBP	268	2.5
KRW	246	2.3
USD	9,478	87.7

Total investments	$10,808	100.0%

Artisan Partners Funds	53

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.5%
Comcast Corp.	United States	3.4
Philip Morris International, Inc.	United States	3.4
Altria Group, Inc.	United States	3.3
Heineken Holding NV	Netherlands	3.1
Cable One, Inc.	United States	3.0
Medtronic plc	United States	2.7
EOG Resources, Inc.	United States	2.6
Compass Group plc	United Kingdom	2.5
Otis Worldwide Corp.	United States	2.5

Total		30.0%

Definitions of abbreviations and footnotes are detailed on page 2.

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2023 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES*		FLOATING RATE		FOCUS
ASSETS:
Investments in securities, unaffiliated, at value	$3,196,369	$20,820		$44,590		$1,338,789
Short-term investments, at value	26,050	3,894		3,217		89,962
Total investments	3,222,419	24,714		47,807		1,428,751
Cash	52,551	–		–		13,478
Cash pledged for centrally cleared swap contracts	–	601		–		–
Deposits with broker for forward contracts	–	540		–		–
Deposits with broker for futures contracts	–	221		–		–
Foreign currency	80	79		–		2
Unrealized appreciation on foreign currency forward contracts	–	281		–		1,817
Receivable from investments sold	5,656	5,990		1,867		5,636
Receivable from fund shares sold	5,890	290		7		982
Swaps contracts, at value	–	–	(1)	–		–
Receivable for variation margin on centrally cleared swap contracts	–	43		–		–
Receivable from the Adviser	–	1		–		–
Dividends and interest receivable	316	483		306		1,142
Other assets	372	7		–		113
Total assets	3,287,284	33,250		49,987		1,451,921
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	–	274		–		517
Due to custodian	–	–		518		–
Dividends payable	–	–		–	(1)	–
Payable for investments purchased	3,900	6,817		3,085		27,737
Payable for fund shares redeemed	7,357	–		190		1,024
Payable for variation margin on futures contracts	–	24		–		–
Payable for operating expenses	646	–	(1)	73		243
Payable for management fees	268	–		1		114
Payable for deferred director’s compensation	329	3		4		90
Total liabilities	12,500	7,118		3,871		29,725
Total net assets	$3,274,784	$26,132		$46,116		$1,422,196
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$3,361,037	$25,925		$48,965		$1,454,041
Total distributable earnings (loss)	(86,253)	207		(2,849)		(31,845)
Total net assets	$3,274,784	$26,132		$46,116		$1,422,196
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$338,466	$247		$3,827		$235,871
Advisor Shares	$1,497,892	$2,715		$15,212		$643,443
Institutional Shares	$1,438,426	$23,170		$27,077		$542,882
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	21,547,496	24,567		406,215		14,378,325
Advisor Shares	94,521,514	269,985		1,615,273		39,085,425
Institutional Shares	90,258,529	2,302,284		2,875,498		32,902,660
Net asset value per share
Investor Shares	$15.71	$10.06		$9.42		$16.40
Advisor Shares	$15.85	$10.06		$9.42		$16.46
Institutional Shares	$15.94	$10.06		$9.42		$16.50
Cost of total investments	$2,216,070	$24,437		$49,989		$1,294,464
Cost of foreign currency held	$71	$79		$–		$2

*	Consolidated statement
(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2023 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY	GLOBAL EQUITY		GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED*
ASSETS:
Investments in securities, unaffiliated, at value	$246,323	$196,611		$2,738,990	$14,636
Short-term investments, at value	16,127	3,561		113,084	2,512
Total investments	262,450	200,172		2,852,074	17,148
Cash	1,928	2,025		33,479	–
Cash pledged for centrally cleared swap contracts	–	–		–	738
Deposits with broker for forward contracts	–	–		–	585
Deposits with broker for futures contracts	–	–		–	173
Foreign currency	126	222		2,061	102
Security lending income receivable	–	–	(1)	–	–
Unrealized appreciation on foreign currency forward contracts	–	–		–	129
Receivable from investments sold	1,792	2,450		2,567	2,494
Receivable from fund shares sold	212	4		683	72
Swaps contracts, at value	–	–		–	23
Receivable for variation margin on centrally cleared swaps	–	–		–	65
Receivable from the Adviser	–	–		–	1
Dividends and interest receivable	241	427		2,977	266
Other assets	19	21		340	3
Total assets	266,768	205,321		2,894,181	21,799
LIABILITIES:
Short positions in securities, at value	–	–		–	1,370
Unrealized depreciation on foreign currency forward contracts	–	–		–	228
Payable for investments purchased	1,279	5,569		1,283	2,991
Payable for variation margin on futures contracts	–	–		–	20
Payable for fund shares redeemed	189	356		11,476	–
Payable for operating expenses	91	135		560	18
Payable for management fees	21	14		205	–
Payable for deferred director’s compensation	16	21		299	3
Total liabilities	1,596	6,095		13,823	4,630
Total net assets	$265,172	$199,226		$2,880,358	$17,169
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$251,575	$194,502		$2,064,661	$17,290
Total distributable earnings (loss)	13,597	4,724		815,697	(121)
Total net assets	$265,172	$199,226		$2,880,358	$17,169
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$35,046	$73,975		$764,270	$596
Advisor Shares	$17,674	$4,467		$530,020	$2,330
Institutional Shares	$212,452	$120,784		$1,586,068	$14,243
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	2,080,809	4,325,747		27,222,283	60,162
Advisor Shares	1,046,677	261,129		18,675,386	235,020
Institutional Shares	12,519,919	6,966,781		55,043,430	1,436,249
Net asset value per share
Investor Shares	$16.84	$17.10		$28.08	$9.91
Advisor Shares	$16.89	$17.11		$28.38	$9.91
Institutional Shares	$16.97	$17.34		$28.81	$9.92
Cost of total investments	$216,850	$186,172		$1,968,149	$16,911
Cost of foreign currency held	$123	$221		$2,062	$101
Proceeds from short positions in securities	$–	$–		$–	$1,572

*	Consolidated statement
(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2023 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL EXPLORER
ASSETS:
Investments in securities, unaffiliated, at value(1)	$1,938,351	$5,910,697	$5,289,811	$37,974
Short-term investments, at value	87,500	477,634	245,272	6,368
Total investments	2,025,851	6,388,331	5,535,083	44,342
Cash	14,660	46,677	58,275	–
Foreign currency	3,469	–	8,839	102
Security lending income receivable	–	8	194	–
Receivable from investments sold	203	91,751	66,066	45
Receivable from fund shares sold	347	20,973	2,806	91
Dividends and interest receivable	8,126	100,950	21,998	241
Other assets	233	434	884	3
Total assets	2,052,889	6,649,124	5,694,145	44,824
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	–	55	–	–
Dividends payable	–	10,427	–	–
Payable for investments purchased	–	79,383	131,783	90
Payable for fund shares redeemed	403	22,924	10,308	122
Payable upon return of securities loaned	–	–	35,578	–
Payable for operating expenses	809	712	1,496	55
Payable for management fees	163	357	419	3
Payable for deferred director’s compensation	207	359	810	2
Payable for foreign taxes on unrealized gains	–	–	–	24
Total liabilities	1,582	114,217	180,394	296
Total net assets	$2,051,307	$6,534,907	$5,513,751	$44,528
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,655,554	$7,281,785	$4,679,448	$40,570
Total distributable earnings (loss)	395,753	(746,878)	834,303	3,958
Total net assets	$2,051,307	$6,534,907	$5,513,751	$44,528
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$214,017	$739,765	$1,758,208
Advisor Shares	$249,578	$2,911,084	$898,990	$9,919
Institutional Shares	$1,587,712	$2,884,058	$2,856,553	$34,609
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	11,433,647	85,365,511	67,924,116
Advisor Shares	13,355,305	336,166,641	34,886,851	890,394
Institutional Shares	84,739,172	333,092,771	109,747,857	3,106,509
Net asset value per share
Investor Shares	$18.72	$8.67	$25.88
Advisor Shares	$18.69	$8.66	$25.77	$11.14
Institutional Shares	$18.74	$8.66	$26.03	$11.14
Cost of total investments	$1,569,317	$7,092,064	$4,654,638	$40,740
Cost of foreign currency held	$3,427	$–	$8,814	$100

(1)	Includes value of securities on loan of $34,159 for International.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2023 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$4,167,787	$21,658,523	$4,355,701		$1,233,675
Investments in securities, affiliated, at value	159,670	2,032,740	–		–
Short-term investments, at value	43,805	2,633,582	120,786		11,629
Total investments	4,371,262	26,324,845	4,476,487		1,245,304
Cash	37,128	125,120	44,359		12,018
Deposits with broker for swap contracts	–	3,020	–		–
Foreign currency	2,664	68,154	–	(1)	–
Security lending income receivable	–	–	–		–	(1)
Receivable from investments sold	118,413	277,774	7,715		–
Receivable from fund shares sold	5,947	150,086	3,917		524
Swaps contracts, at value	–	1,677	–		–
Dividends and interest receivable	12,300	114,225	620		1,918
Other assets	278	1,644	532		217
Total assets	4,547,992	27,066,545	4,533,630		1,259,981
LIABILITIES:
Payable for investments purchased	74,319	270,335	7,643		–
Payable for fund shares redeemed	2,639	30,803	4,314		1,606
Payable for operating expenses	459	10,829	771		377
Payable for management fees	372	1,994	340		98
Payable for deferred director’s compensation	222	1,353	475		196
Payable for foreign taxes on unrealized gains	373	10,522	–		–
Total liabilities	78,384	325,836	13,543		2,277
Total net assets	$4,469,608	$26,740,709	$4,520,087		$1,257,704
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,199,641	$21,989,226	$3,360,123		$703,500
Total distributable earnings	269,967	4,751,483	1,159,964		554,204
Total net assets	$4,469,608	$26,740,709	$4,520,087		$1,257,704
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$316,951	$2,622,566	$1,451,476		$383,497
Advisor Shares	$1,234,640	$7,012,271	$617,659		$329,905
Institutional Shares	$2,918,017	$17,105,872	$2,450,952		$544,302
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	18,878,994	61,893,979	46,045,859		23,514,966
Advisor Shares	73,247,872	165,745,055	19,229,847		20,341,488
Institutional Shares	171,096,614	402,289,230	65,149,567		33,531,003
Net asset value per share
Investor Shares	$16.79	$42.37	$31.52		$16.31
Advisor Shares	$16.86	$42.31	$32.12		$16.22
Institutional Shares	$17.05	$42.52	$37.62		$16.23
Cost of total investments excluding affiliated issuers	$3,629,164	$20,468,592	$3,021,429		$838,884
Cost of securities of affiliated issuers held	$205,276	$1,014,257	$–		$–
Cost of foreign currency held	$2,653	$67,953	$–	(1)	$–

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2023 (Unaudited) (Continued)

Dollar values in thousands

	SELECT EQUITY		SMALL CAP	SUSTAINABLE EMERGING MARKETS		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$34,884		$1,863,450	$75,105		$237,989
Short-term investments, at value	2,024		19,229	2,207		4,268
Total investments	36,908		1,882,679	77,312		242,257
Cash	147		23,979	392		2,195
Foreign currency	–	(1)	–	504		90
Security lending income receivable	–		–	–	(1)	–
Receivable from investments sold	–		–	1,160		1,839
Receivable from fund shares sold	2		10,702	78		591
Dividends and interest receivable	50		391	222		640
Other assets	7		210	16		36
Total assets	37,114		1,917,961	79,684		247,648
LIABILITIES:
Payable for investments purchased	–		–	668		1,858
Payable for fund shares redeemed	133		901	116		297
Payable upon return of securities loaned	–		–	488		–
Payable for operating expenses	41		398	214		156
Payable for management fees	–		146	4		14
Payable for deferred director’s compensation	8		183	14		33
Payable for foreign taxes on unrealized gains	–		–	252		–
Total liabilities	182		1,628	1,756		2,358
Total net assets	$36,932		$1,916,333	$77,928		$245,290
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$34,897		$1,726,603	$213,538		$158,255
Total distributable earnings (loss)	2,035		189,730	(135,610)		87,035
Total net assets	$36,932		$1,916,333	$77,928		$245,290
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,879		$617,228	$13,479		$87,836
Advisor Shares	$1,230		$325,510	$35,841		$68,701
Institutional Shares	$32,823		$973,595	$28,608		$88,753
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	241,630		19,454,308	894,208		6,974,060
Advisor Shares	103,035		10,164,859	2,380,769		5,485,965
Institutional Shares	2,765,468		29,728,798	1,865,988		7,084,034
Net asset value per share
Investor Shares	$11.92		$31.73	$15.07		$12.59
Advisor Shares	$11.94		$32.02	$15.05		$12.52
Institutional Shares	$11.87		$32.75	$15.33		$12.53
Cost of total investments	$34,061		$1,238,762	$75,254		$168,173
Cost of foreign currency held	$–	(1)	$–	$505		$87

(1)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – March 31, 2023 (Unaudited) (Continued)

Dollar values in thousands

	VALUE INCOME
ASSETS:
Investments in securities, unaffiliated, at value	$10,668
Short-term investments, at value	140
Total investments	10,808
Cash	–	(1)
Foreign currency	6
Receivable from investments sold	–	(1)
Receivable from fund shares sold	–	(1)
Receivable from the Adviser	1
Dividends and interest receivable	47
Other assets	5
Total assets	10,867
LIABILITIES:
Due to broker	3
Written options, at value	7	(2)
Payable for fund shares redeemed	69
Payable for operating expenses	49
Payable for deferred director’s compensation	3
Total liabilities	131
Total net assets	$10,736
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$11,795
Total distributable loss	(1,059)
Total net assets	$10,736
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$637
Advisor Shares	$1,537
Institutional Shares	$8,562
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	70,839
Advisor Shares	171,002
Institutional Shares	952,203
Net asset value per share
Investor Shares	$8.99
Advisor Shares	$8.99
Institutional Shares	$8.99
Cost of total investments	$11,368
Cost of foreign currency held	$6

(1)	Amount rounds to less than $1
(2)	Written options, premiums received $11

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2023 (Unaudited)

Dollar values in thousands

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES*	FLOATING RATE	FOCUS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$4,050	$8	$79	$8,589
Income from non-cash dividends	3,922	–	–	–
Interest	766	923	2,054	242
Total investment income	8,738	931	2,133	8,831
EXPENSES:
Management fees	16,663	88	159	7,622
Transfer agent fees
Investor Shares	373	18	21	271
Advisor Shares	671	12	21	340
Institutional Shares	20	12	12	14
Shareholder Communications	118	2	7	26
Custodian fees	5	9	2	14
Accounting fees	40	38	83	37
Professional fees	138	21	14	59
Registration fees
Investor Shares	14	10	13	14
Advisor Shares	24	10	17	15
Institutional Shares	14	10	13	12
Director’s fees	89	2	3	30
Other operating expenses	66	1	1	28
Total operating expenses	18,235	233	366	8,482
Less amounts waived or paid by the Adviser	–	(103)	(116)	–
Total operating expenses	18,235	130	250	8,482
Net investment income (loss)	(9,497)	801	1,883	349
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(155,636)	(52)	(122)	(2,822)
Foreign currency forward contracts	–	79	–	5,590
Foreign currency related transactions	250	(30)	–	13
Futures contracts	–	499	–	–
Written options	–	–	–	(7,936)
Swap contracts	–	(1)	–	–
Total realized gain (loss)	(155,386)	495	(122)	(5,155)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,007,799	1,802	668	143,089
Foreign currency forward contracts	–	(28)	–	(7,680)
Foreign currency related transactions	72	– (1)	–	– (1)
Futures contracts	–	(517)	–	–
Swap contracts	–	12	–	–
Total increase in unrealized appreciation or depreciation	1,007,871	1,269	668	135,409
Net gain on investments and foreign currency related transactions	852,485	1,764	546	130,254
Net increase in net assets resulting from operations	$842,988	$2,565	$2,429	$130,603

* Consolidated statement
(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$360	$8	$–	$143

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2023 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED*
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$554	$982	$8,070	$9
Income from non-cash dividends	–	49	–	–
Interest	34	27	597	618
Income from securities lending	–	6 (1)	–	–
Total investment income	588	1,064	8,667	627
EXPENSES:
Management fees	1,210	878	13,092	76
Transfer agent fees
Investor Shares	58	98	874	18
Advisor Shares	19	15	272	12
Institutional Shares	13	13	17	12
Shareholder Communications	10	9	56	2
Custodian fees	10	–	19	11
Accounting fees	40	40	40	38
Professional fees	30	36	104	16
Registration fees
Investor Shares	8	8	16	10
Advisor Shares	11	7	19	10
Institutional Shares	11	12	11	10
Director’s fees	5	4	68	2
Dividends on securities sold short	–	–	–	4
Interest on securities sold short	–	–	–	57
Other operating expenses	9	10	57	1
Total operating expenses	1,434	1,130	14,645	279
Less amounts waived or paid by the Adviser	(18)	(18)	–	(114)
Net expenses	1,416	1,112	14,645	165
Net investment income (loss)	(828)	(48)	(5,978)	462
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(10,327)	6,034	(368)	99
Foreign currency forward contracts	–	–	–	(161)
Foreign currency related transactions	7	(3)	106	(32)
Futures contracts	–	–	–	288
Securities sold short	–	–	–	(5)
Swap contracts	–	–	–	(14)
Total realized gain (loss)	(10,320)	6,031	(262)	175
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	54,524	31,468	451,057	1,113
Foreign currency forward contracts	–	–	–	(172)
Foreign currency related transactions	13	31	148	– (1)
Futures contracts	–	–	–	(325)
Swap contracts	–	–	–	(264)
Securities sold short	–	–	–	78
Total increase in unrealized appreciation or depreciation	54,537	31,499	451,205	430
Net gain on investments and foreign currency related transactions	44,217	37,530	450,943	605
Net increase in net assets resulting from operations	$43,389	$37,482	$444,965	$1,067

* Consolidated statement
(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$6	$48	$225	$3

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2023 (Unaudited) (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL EXPLORER
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$16,027	$8,628	$39,789	$398
Interest	257	232,998	1,646	–	(1)
Income from securities lending	–	8	557	–
Total investment income	16,284	241,634	41,992	398
EXPENSES:
Management fees	9,813	20,396	25,338	170
Transfer agent fees
Investor Shares	246	888	1,914	–
Advisor Shares	107	1,220	365	17
Institutional Shares	15	25	21	14
Shareholder Communications	21	121	57	–	(1)
Custodian fees	35	27	90	33
Accounting fees	40	59	40	23
Professional fees	71	158	198	12
Registration fees
Investor Shares	12	22	17
Advisor Shares	13	40	14	11
Institutional Shares	13	34	92	15
Director’s fees	32	94	110	2
Other operating expenses	34	97	111	1
Total operating expenses	10,452	23,181	28,367	298
Less amounts waived or paid by the Adviser	–	–	–	(77)
Total operating expenses	10,452	23,181	28,367	221
Net investment income	5,832	218,453	13,625	177
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	4,393	(20,866)	11,913	440
Foreign currency forward contracts	–	14	–	(25)
Foreign currency related transactions	379	(4)	971	4
Futures contracts	–	3,824	–	–
Total realized gain (loss)	4,772	(17,032)	12,884	419
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	431,457	200,768	1,252,824	6,773
Foreign currency forward contracts	–	(103)	–	–
Foreign currency related transactions	312	4	2,019	3
Futures contracts	–	(4,289)	–	–
Total increase in unrealized appreciation or depreciation	431,769	196,380	1,254,843	6,776
Net gain on investments and foreign currency related transactions	436,541	179,348	1,267,727	7,195
Net increase in net assets resulting from operations	$442,373	$397,801	$1,281,352	$7,372

(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,165	$–	$3,715	$17
(3) Net of increase in foreign taxes on unrealized gains	–	–	–	24

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2023 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$14,786	$198,136	$6,510	$12,286
Dividends, from affiliated issuers	1,341	6,474	–	–
Interest	878	2,273	792	204
Income from securities lending	–	–	–	–	(1)
Total investment income	17,005	206,883	7,302	12,490
EXPENSES:
Management fees	22,050	108,956	20,225	6,455
Transfer agent fees
Investor Shares	375	2,705	1,611	427
Advisor Shares	511	2,488	254	120
Institutional Shares	19	27	25	14
Shareholder Communications	201	315	88	56
Custodian fees	35	651	12	7
Accounting fees	40	49	29	29
Professional fees	135	477	124	56
Registration fees
Investor Shares	17	20	20	11
Advisor Shares	21	76	16	10
Institutional Shares	28	109	25	12
Fund administration fees	–	50	–	–
Director’s fees	77	333	86	26
Other operating expenses	68	379	81	23
Total operating expenses	23,577	116,635	22,596	7,246
Net investment income (loss)	(6,572)	90,248	(15,294)	5,244
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	(56,601)	(21,113)	(185,618)	150,292
Investments, from affiliated issuers	(9,272)	94,202	–	–
Foreign currency related transactions	729	1,499	(73)	–
Swap contracts	–	6,034	–	–
Total realized gain (loss)	(65,144)	80,622	(185,691)	150,292
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	852,241	5,369,438	663,178	34,797
Investments, from affiliated issuers	21,702	599,044	–	–
Foreign currency related transactions	652	3,927	– (1)	–
Swap contracts	–	2,205	–	–
Total increase in unrealized appreciation or depreciation	874,595	5,974,614	663,178	34,797
Net gain on investments and foreign currency related transactions	809,451	6,055,236	477,487	185,089
Net increase in net assets resulting from operations	$802,879	$6,145,484	$462,193	$190,333

(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,315	$23,110	$–	$–
(4) Net of foreign taxes on realized gains	–	6	–	–
(5) Net of increase in foreign taxes on unrealized gains	373	7,475	–	–

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2023 (Unaudited) (Continued)

Dollar values in thousands

	SELECT EQUITY	SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$211	$1,579	$492	$2,397
Interest	3	357	8	36
Income from securities lending	–	–	– (2)	–
Total investment income	214	1,936	500	2,433
EXPENSES:
Management fees	128	9,094	305	894
Transfer agent fees
Investor Shares	22	702	24	110
Advisor Shares	13	130	27	38
Institutional Shares	12	18	13	13
Shareholder Communications	8	87	13	17
Custodian fees	1	6	18	6
Accounting fees	29	30	40	29
Professional fees	24	71	39	28
Registration fees
Investor Shares	8	12	9	9
Advisor Shares	8	18	13	9
Institutional Shares	8	18	9	12
Director’s fees	3	42	3	4
Other operating expenses	5	38	6	6
Total operating expenses	269	10,266	519	1,175
Less amounts waived or paid by the Adviser	(79)	–	(139)	(33)
Net expenses	190	10,266	380	1,142
Net investment income (loss)	24	(8,330)	120	1,291
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	(270)	(55,026)	(2,523)	16,086
Foreign currency related transactions	1	–	(42)	(6)
Total realized gain (loss)	(269)	(55,026)	(2,565)	16,080
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	7,507	321,867	16,124	32,470
Foreign currency related transactions	(1)	–	26	5
Total increase in unrealized appreciation or depreciation	7,506	321,867	16,150	32,475
Net gain on investments and foreign currency related transactions	7,237	266,841	13,585	48,555
Net increase in net assets resulting from operations	$7,261	$258,511	$13,705	$49,846

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$3	$–	$74	$20
(2) Amount rounds to less than $1
(3) Net of foreign taxes on realized gains	–	–	20	–
(4) Net of decrease in foreign taxes on unrealized gains	–	–	48	–

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Statements of Operations – For the Six Months Ended March 31, 2023 (Unaudited) (Continued)

Dollar values in thousands

	VALUE INCOME
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$170
Interest	25
Total investment income	195
EXPENSES:
Management fees	35
Transfer agent fees
Investor Shares	20
Advisor Shares	12
Institutional Shares	12
Shareholder Communications	1
Custodian fees	12
Accounting fees	24
Professional fees	14
Registration fees
Investor Shares	12
Advisor Shares	13
Institutional Shares	13
Director’s fees	2
Other operating expenses	–	(1)
Total operating expenses	170
Less amounts waived or paid by the Adviser	(117)
Net expenses	53
Net investment income	142
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(431)
Foreign currency related transactions	–	(1)
Written options	6
Total realized loss	(425)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,337
Foreign currency related transactions	–	(1)
Written options	7
Total increase in unrealized appreciation or depreciation	1,344
Net gain on investments and foreign currency related transactions	919
Net increase in net assets resulting from operations	$1,061

(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$–	(1)

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS DEBT OPPORTUNITIES*
	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022	Six Months Ended 3/31/2023(1)	Period Ended 9/30/2022(2)
OPERATIONS:
Net investment income (loss)	$(9,497)	$(42,238)	$801	$491
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(155,636)	(616,472)	(52)	(97)
Foreign currency forward contracts	–	–	79	365
Foreign currency related transactions	250	(3,285)	(30)	(11)
Futures contracts	–	–	499	167
Swap contracts	–	–	(1)	(43)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,007,799	(3,057,117)	1,802	(1,525)
Foreign currency forward contracts	–	–	(28)	35
Foreign currency related transactions	72	(66)	– (3)	(6)
Futures contracts	–	–	(517)	311
Swap contracts	–	–	12	(46)
Net increase (decrease) in net assets resulting from operations	842,988	(3,719,178)	2,565	(359)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(387)	(71,898)	(10)	(2)
Advisor Shares	(6,812)	(366,044)	(54)	(9)
Institutional Shares	(7,043)	(246,476)	(1,427)	(497)
Total distributions to shareholders	(14,242)	(684,418)	(1,491)	(508)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(805,568)	(1,070,988)	3,859	22,066
Total increase (decrease) in net assets	23,178	(5,474,584)	4,933	21,199
Net assets, beginning of period	3,251,606	8,726,190	21,199	–
Net assets, end of period	$3,274,784	$3,251,606	$26,132	$21,199

*	Consolidated statement
(1)	Unaudited.
(2)	For the period from commencement of operations (April 7, 2022) through September 30, 2022.
(3)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	FLOATING RATE		FOCUS
	Six Months Ended 3/31/2023(1)	Period Ended 9/30/2022(2)	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$1,883	$1,458	$349	$(3,382)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(122)	(600)	(2,822)	(134,890)
Foreign currency forward contracts	–	–	5,590	3,082
Foreign currency related transactions	–	–	13	(153)
Written options	–	–	(7,936)	17,350
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	668	(2,850)	143,089	(299,398)
Foreign currency forward contracts	–	–	(7,680)	8,501
Foreign currency related transactions	–	–	– (3)	– (3)
Written options	–	–	–	(227)
Net increase (decrease) in net assets resulting from operations	2,429	(1,992)	130,603	(409,117)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(121)	(41)	(757)	(52,159)
Advisor Shares	(623)	(511)	(3,709)	(188,039)
Institutional Shares	(1,089)	(904)	(3,577)	(114,170)
Total distributions to shareholders	(1,833)	(1,456)	(8,043)	(354,368)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(1,713)	50,681	(308,806)	73,552
Total increase (decrease) in net assets	(1,117)	47,233	(186,246)	(689,933)
Net assets, beginning of period	47,233	–	1,608,442	2,298,375
Net assets, end of period	$46,116	$47,233	$1,422,196	$1,608,442

(1)	Unaudited.
(2)	For the period from commencement of operations (December 1, 2021) through September 30, 2022.
(3)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$(828)	$(2,091)	$(48)	$1,355
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(10,327)	(18,524)	6,034	(9,000)
Foreign currency related transactions	7	26	(3)	(82)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	54,524	(107,589)	31,468	(81,813)
Foreign currency related transactions	13	(10)	31	(41)
Net increase (decrease) in net assets resulting from operations	43,389	(128,188)	37,482	(89,581)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	–	(4,800)	(654)	(22,537)
Advisor Shares	–	(1,618)	(46)	(2,161)
Institutional Shares	(233)	(20,198)	(1,374)	(23,620)
Total distributions to shareholders	(233)	(26,616)	(2,074)	(48,318)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(10,385)	33,064	(12,433)	(19,588)
Total increase (decrease) in net assets	32,771	(121,740)	22,975	(157,487)
Net assets, beginning of period	232,401	354,141	176,251	333,738
Net assets, end of period	$265,172	$232,401	$199,226	$176,251

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL UNCONSTRAINED*
	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022	Six Months Ended 3/31/2023(1)	Period Ended 9/30/2022(2)
OPERATIONS:
Net investment income (loss)	$(5,978)	$(5,147)	$462	$186
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(368)	(49,639)	99	(43)
Foreign currency forward contracts	–	–	(161)	430
Foreign currency related transactions	106	(502)	(32)	(14)
Securities sold short	–	–	(5)	7
Futures contracts	–	–	288	81
Swap contracts	–	–	(14)	(15)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	451,057	(1,521,743)	1,113	(876)
Foreign currency forward contracts	–	–	(172)	73
Foreign currency related transactions	148	(120)	– (3)	(3)
Securities sold short	–	–	78	124
Futures contracts	–	–	(325)	190
Swap contracts	–	–	(264)	169
Net increase (decrease) in net assets resulting from operations	444,965	(1,577,151)	1,067	309
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	–	(152,763)	(43)	(3)
Advisor Shares	–	(124,592)	(185)	(20)
Institutional Shares	–	(303,744)	(1,109)	(137)
Total distributions to shareholders	–	(581,099)	(1,337)	(160)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(738,672)	(407,198)	2,404	14,886
Total increase (decrease) in net assets	(293,707)	(2,565,448)	2,134	15,035
Net assets, beginning of period	3,174,065	5,739,513	15,035	–
Net assets, end of period	$2,880,358	$3,174,065	$17,169	$15,035

*	Consolidated statement
(1)	Unaudited.
(2)	For the period from commencement of operations (March 31, 2022) through September 30, 2022.
(3)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022
OPERATIONS:
Net investment income	$5,832	$23,334	$218,453	$362,065
Net realized gain (loss) on:
Investments, from unaffiliated issuers	4,393	95,660	(20,866)	75,704
Foreign currency forward contracts	–	–	14	1,011
Foreign currency related transactions	379	(857)	(4)	(251)
Futures contracts	–	–	3,824	14,566
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	431,457	(600,098)	200,768	(1,184,698)
Foreign currency forward contracts	–	–	(103)	37
Foreign currency related transactions	312	(255)	4	(4)
Futures contracts	–	–	(4,289)	441
Unfunded loan commitments	–	–	–	7
Net increase (decrease) in net assets resulting from operations	442,373	(482,216)	397,801	(731,122)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(8,029)	(24,940)	(30,986)	(90,749)
Advisor Shares	(10,883)	(29,976)	(116,171)	(238,921)
Institutional Shares	(62,232)	(171,531)	(110,716)	(193,092)
Total distributions to shareholders	(81,144)	(226,447)	(257,873)	(522,762)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(128,047)	51,359	585,907	(9,127)
Total increase (decrease) in net assets	233,182	(657,304)	725,835	(1,263,011)
Net assets, beginning of period	1,818,125	2,475,429	5,809,072	7,072,083
Net assets, end of period	$2,051,307	$1,818,125	$6,534,907	$5,809,072

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL		INTERNATIONAL EXPLORER
	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022	Six Months Ended 3/31/2023(1)	Period Ended 9/30/2022(2)
OPERATIONS:
Net investment income	$13,625	$88,785	$177	$19
Net realized gain (loss) on:
Investments, from unaffiliated issuers	11,913	182,162	440	(199)
Foreign currency forward contracts	–	–	(25)	–
Foreign currency related transactions	971	(3,853)	4	8
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,252,824	(2,603,625)	6,773	(3,195)
Foreign currency related transactions	2,019	(2,787)	3	– (3)
Net increase (decrease) in net assets resulting from operations	1,281,352	(2,339,318)	7,372	(3,367)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(43,596)	(570,026)
Advisor Shares	(23,884)	(322,303)	(8)	–
Institutional Shares	(80,781)	(947,348)	(39)	–
Total distributions to shareholders	(148,261)	(1,839,677)	(47)	–
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(612,878)	(485,489)	16,667	23,903
Total increase (decrease) in net assets	520,213	(4,664,484)	23,992	20,536
Net assets, beginning of period	4,993,538	9,658,022	20,536	–
Net assets, end of period	$5,513,751	$4,993,538	$44,528	$20,536

(1)	Unaudited.
(2)	For the period from commencement of operations (May 16, 2022) through September 30, 2022.
(3)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID		INTERNATIONAL VALUE
	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$(6,572)	$(6,495)	$90,248	$305,788
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(56,601)	(129,249)	(21,113)	421,460
Investments, from affiliated issuers	(9,272)	(30,526)	94,202	1,258
Foreign currency forward contracts	–	–	–	56,644
Foreign currency related transactions	729	(1,472)	1,499	(5,636)
Swap contracts	–	–	6,034	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	852,241	(1,703,098)	5,369,438	(5,225,802)
Investments, from affiliated issuers	21,702	(144,548)	599,044	(83,625)
Foreign currency forward contracts	–	–	–	(5,810)
Foreign currency related transactions	652	(759)	3,927	(4,309)
Swap contracts	–	–	2,205	(498)
Net increase (decrease) in net assets resulting from operations	802,879	(2,016,147)	6,145,484	(4,540,530)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	–	(14,628)	(43,449)	(255,824)
Advisor Shares	(297)	(51,584)	(104,292)	(494,136)
Institutional Shares	(3,176)	(107,479)	(278,867)	(1,481,257)
Total distributions to shareholders	(3,473)	(173,691)	(426,608)	(2,231,217)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(298,361)	(127,455)	890,803	4,796,949
Total increase (decrease) in net assets	501,045	(2,317,293)	6,609,679	(1,974,798)
Net assets, beginning of period	3,968,563	6,285,856	20,131,030	22,105,828
Net assets, end of period	$4,469,608	$3,968,563	$26,740,709	$20,131,030

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP		MID CAP VALUE
	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$(15,294)	$(48,169)	$5,244	$12,675
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(185,618)	(12,910)	150,292	277,492
Foreign currency related transactions	(73)	(21)	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	663,178	(2,500,946)	34,797	(529,378)
Foreign currency related transactions	– (2)	(3)	–	–
Net increase (decrease) in net assets resulting from operations	462,193	(2,562,049)	190,333	(239,211)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(3,829)	(396,844)	(70,676)	(90,957)
Advisor Shares	(2,663)	(143,826)	(73,203)	(71,587)
Institutional Shares	(10,835)	(550,241)	(100,129)	(101,879)
Total distributions to shareholders	(17,327)	(1,090,911)	(244,008)	(264,423)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(170,002)	479,163	3,412	(216,745)
Total increase (decrease) in net assets	274,864	(3,173,797)	(50,263)	(720,379)
Net assets, beginning of period	4,245,223	7,419,020	1,307,967	2,028,346
Net assets, end of period	$4,520,087	$4,245,223	$1,257,704	$1,307,967

(1)	Unaudited.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SELECT EQUITY		SMALL CAP
	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$24	$57	$(8,330)	$(23,992)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(270)	605	(55,026)	(277,985)
Investments, from affiliated issuers	–	–	–	(30,484)
Foreign currency related transactions	1	– (2)	–	– (2)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	7,507	(8,795)	321,867	(1,132,581)
Investments, from affiliated issuers	–	–	–	8,852
Foreign currency related transactions	(1)	– (2)	–	–
Net increase (decrease) in net assets resulting from operations	7,261	(8,133)	258,511	(1,456,190)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(69)	(142)	(1,557)	(106,455)
Advisor Shares	(56)	(86)	(1,332)	(131,363)
Institutional Shares	(816)	(987)	(4,453)	(157,713)
Total distributions to shareholders	(941)	(1,215)	(7,342)	(395,531)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	1,056	14,298	(150,363)	(380,807)
Total increase (decrease) in net assets	7,376	4,950	100,806	(2,232,528)
Net assets, beginning of period	29,556	24,606	1,815,527	4,048,055
Net assets, end of period	$36,932	$29,556	$1,916,333	$1,815,527

(1)	Unaudited.
(2)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS		VALUE
	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022	Six Months Ended 3/31/2023(1)	Year Ended 9/30/2022
OPERATIONS:
Net investment income	$120	$805	$1,291	$2,935
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(2,523)	(240)	16,086	45,254
Foreign currency related transactions	(42)	(28)	(6)	(35)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	16,124	(32,151)	32,470	(92,642)
Foreign currency related transactions	26	(56)	5	(8)
Net increase (decrease) in net assets resulting from operations	13,705	(31,670)	49,846	(44,496)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(112)	(659)	(13,355)	(12,565)
Advisor Shares	(277)	–	(9,301)	(11,837)
Institutional Shares	(277)	(89)	(16,019)	(19,119)
Total distributions to shareholders	(666)	(748)	(38,675)	(43,521)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	2,158	23,380	7,024	(56,154)
Total increase (decrease) in net assets	15,197	(9,038)	18,195	(144,171)
Net assets, beginning of period	62,731	71,769	227,095	371,266
Net assets, end of period	$77,928	$62,731	$245,290	$227,095

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE INCOME
	Six Months Ended 3/31/2023(1)	Period Ended 9/30/2022(2)
OPERATIONS:
Net investment income	$142	$167
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(431)	(89)
Foreign currency related transactions	– (3)	(1)
Written options	6	3
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,337	(1,897)
Foreign currency related transactions	– (3)	– (3)
Written options	7	(3)
Net increase (decrease) in net assets resulting from operations	1,061	(1,820)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(8)	(12)
Advisor Shares	(19)	(18)
Institutional Shares	(111)	(131)
Total distributions to shareholders	(138)	(161)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	707	11,087
Total increase in net assets	1,630	9,106
Net assets, beginning of period	9,106	–
Net assets, end of period	$10,736	$9,106

(1)	Unaudited.
(2)	For the period from commencement of operations (February 28, 2022) through September 30, 2022.
(3)	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	77

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
3/31/2023(5)	$12.12	(0.05)	3.66	3.61	(0.02)	—	(0.02)	$15.71
9/30/2022	$25.55	(0.17)	(11.19)	(11.36)	—	(2.07)	(2.07)	$12.12
9/30/2021	$22.98	(0.29)	3.97	3.68	—	(1.11)	(1.11)	$25.55
9/30/2020	$13.44	(0.17)	9.71	9.54	—	—	—	$22.98
9/30/2019	$11.17	(0.07)	2.34	2.27	— (6)	—	— (6)	$13.44
9/30/2018	$12.83	— (6)	(1.23)	(1.23)	(0.02)	(0.41)	(0.43)	$11.17
Advisor Shares
3/31/2023(5)	$12.25	(0.04)	3.69	3.65	(0.05)	—	(0.05)	$15.85
9/30/2022	$25.77	(0.14)	(11.31)	(11.45)	—	(2.07)	(2.07)	$12.25
9/30/2021	$23.13	(0.24)	3.99	3.75	—	(1.11)	(1.11)	$25.77
9/30/2020	$13.51	(0.14)	9.76	9.62	—	—	—	$23.13
9/30/2019	$11.21	(0.03)	2.34	2.31	(0.01)	—	(0.01)	$13.51
9/30/2018	$12.87	0.03	(1.25)	(1.22)	(0.03)	(0.41)	(0.44)	$11.21
Institutional Shares
3/31/2023(5)	$12.33	(0.04)	3.72	3.68	(0.07)	—	(0.07)	$15.94
9/30/2022	$25.90	(0.12)	(11.38)	(11.50)	—	(2.07)	(2.07)	$12.33
9/30/2021	$23.22	(0.22)	4.01	3.79	—	(1.11)	(1.11)	$25.90
9/30/2020	$13.55	(0.13)	9.80	9.67	— (6)	—	— (6)	$23.22
9/30/2019	$11.23	(0.02)	2.34	2.32	— (6)	—	— (6)	$13.55
9/30/2018	$12.89	0.04	(1.25)	(1.21)	(0.04)	(0.41)	(0.45)	$11.23
EMERGING MARKETS DEBT OPPORTUNITIES FUND
Investor Shares
3/31/2023(5)	$9.60	0.34	0.64	0.98	(0.36)	(0.23)	(0.59)	$9.99
9/30/2022(7)	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$9.60
Advisor Shares
3/31/2023(5)	$9.60	0.33	0.67	1.00	(0.36)	(0.23)	(0.59)	$10.01
9/30/2022(7)	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$9.60
Institutional Shares
3/31/2023(5)	$9.60	0.35	0.60	0.95	(0.36)	(0.23)	(0.59)	$9.96
9/30/2022(7)	$10.00	0.23	(0.39)	(0.16)	(0.24)	—	(0.24)	$9.60
FLOATING RATE FUND
Investor Shares
3/31/2023(5)	$9.30	0.37	0.11	0.48	(0.36)	—	(0.36)	$9.42
9/30/2022(8)	$10.00	0.32	(0.72)	(0.40)	(0.30)	—	(0.30)	$9.30
Advisor Shares
3/31/2023(5)	$9.30	0.37	0.12	0.49	(0.37)	—	(0.37)	$9.42
9/30/2022(8)	$10.00	0.32	(0.72)	(0.40)	(0.30)	—	(0.30)	$9.30
Institutional Shares
3/31/2023(5)	$9.30	0.38	0.11	0.49	(0.37)	—	(0.37)	$9.42
9/30/2022(8)	$10.00	0.33	(0.72)	(0.39)	(0.31)	—	(0.31)	$9.30

The accompanying notes are an integral part of the financial statements.

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(19)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
3/31/2023(5)	29.79%	$338,466	1.29%	n/a	(0.77)%	32.16%
9/30/2022	(48.39)%	$349,016	1.28%	n/a	(0.92)%	87.26%
9/30/2021	16.15%	$899,701	1.26%	n/a	(1.09)%	126.20%
9/30/2020	71.06%	$643,044	1.28%	n/a	(0.96)%	138.63%
9/30/2019	20.33%	$255,336	1.35%	n/a	(0.56)%	159.86%
9/30/2018	(9.99)%	$477,908	1.36%	n/a	(0.02)%	121.12%
Advisor Shares
3/31/2023(5)	29.93%	$1,497,892	1.14%	n/a	(0.60)%	32.16%
9/30/2022	(48.32)%	$1,620,067	1.11%	n/a	(0.75)%	87.26%
9/30/2021	16.35%	$4,648,125	1.09%	n/a	(0.92)%	126.20%
9/30/2020	71.28%	$3,513,504	1.13%	n/a	(0.81)%	138.63%
9/30/2019	20.59%	$1,585,519	1.18%	n/a	(0.23)%	159.86%
9/30/2018	(9.87)%	$1,031,825	1.18%	n/a	0.22%	121.12%
Institutional Shares
3/31/2023(5)	29.97%	$1,438,426	1.05%	n/a	(0.52)%	32.16%
9/30/2022	(48.27)%	$1,282,523	1.03%	n/a	(0.66)%	87.26%
9/30/2021	16.46%	$3,178,364	1.00%	n/a	(0.83)%	126.20%
9/30/2020	71.45%	$2,475,795	1.04%	n/a	(0.72)%	138.63%
9/30/2019	20.71%	$820,920	1.08%	n/a	(0.15)%	159.86%
9/30/2018	(9.80)%	$681,242	1.08%	n/a	0.29%	121.12%
EMERGING MARKETS DEBT OPPORTUNITIES FUND
Investor Shares
3/31/2023(5)	11.74%	$245	1.25%	36.28%	6.69%	83.12%
9/30/2022(7)	(1.72)%	$88	1.25%	170.55%	5.07%	38.16%
Advisor Shares
3/31/2023(5)	11.91%	$2,703	1.15%	5.48%	6.67%	83.12%
9/30/2022(7)	(1.78)%	$433	1.15%	28.37%	5.02%	38.16%
Institutional Shares
3/31/2023(5)	11.83%	$22,930	1.10%	1.56%	6.96%	83.12%
9/30/2022(7)	(1.65)%	$20,678	1.10%	1.57%	4.84%	38.16%
FLOATING RATE FUND
Investor Shares
3/31/2023(5)	5.26%	$3,827	1.20%	3.43%	7.97%	45.59%
9/30/2022(8)	(4.17)%	$2,451	1.20%	7.19%	4.02%	48.90%
Advisor Shares
3/31/2023(5)	5.32%	$15,212	1.10%	1.63%	8.00%	45.59%
9/30/2022(8)	(4.09)%	$16,705	1.10%	1.61%	4.16%	48.90%
Institutional Shares
3/31/2023(5)	5.34%	$27,077	1.05%	1.33%	8.07%	45.59%
9/30/2022(8)	(4.07)%	$28,077	1.05%	1.27%	4.10%	48.90%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	79

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
FOCUS FUND
Investor Shares
3/31/2023(5)	$15.19	(0.01)	1.27	1.26	(0.05)	—	(0.05)	$16.40
9/30/2022	$22.30	(0.06)	(3.61)	(3.67)	—	(3.44)	(3.44)	$15.19
9/30/2021	$18.34	(0.11)	4.73	4.62	—	(0.66)	(0.66)	$22.30
9/30/2020	$15.63	(0.06)	3.35	3.29	(0.04)	(0.54)	(0.58)	$18.34
9/30/2019	$14.39	(0.01)	1.70	1.69	— (6)	(0.45)	(0.45)	$15.63
9/30/2018	$11.79	(0.04)	3.82	3.78	—	(1.18)	(1.18)	$14.39
Advisor Shares
3/31/2023(5)	$15.25	— (6)	1.29	1.29	(0.08)	—	(0.08)	$16.46
9/30/2022	$22.36	(0.03)	(3.64)	(3.67)	—	(3.44)	(3.44)	$15.25
9/30/2021	$18.36	(0.08)	4.74	4.66	—	(0.66)	(0.66)	$22.36
9/30/2020	$15.66	(0.04)	3.35	3.31	(0.07)	(0.54)	(0.61)	$18.36
9/30/2019	$14.39	0.01	1.71	1.72	—	(0.45)	(0.45)	$15.66
9/30/2018(10)	$13.82	— (6)	0.57	0.57	—	—	—	$14.39
Institutional Shares
3/31/2023(5)	$15.30	0.01	1.29	1.30	(0.10)	—	(0.10)	$16.50
9/30/2022	$22.40	(0.02)	(3.64)	(3.66)	—	(3.44)	(3.44)	$15.30
9/30/2021	$18.37	(0.06)	4.75	4.69	—	(0.66)	(0.66)	$22.40
9/30/2020(11)	$16.37	(0.01)	2.01	2.00	—	—	—	$18.37
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2023(5)	$14.15	(0.07)	2.76	2.69	—	—	—	$16.84
9/30/2022	$23.07	(0.17)	(7.02)	(7.19)	—	(1.73)	(1.73)	$14.15
9/30/2021	$18.40	(0.20)	5.27	5.07	—	(0.40)	(0.40)	$23.07
9/30/2020	$13.39	(0.13)	5.14	5.01	—	—	—	$18.40
9/30/2019	$12.40	(0.08)	1.07	0.99	—	—	—	$13.39
9/30/2018	$10.32	(0.09)	2.23	2.14	— (6)	(0.06)	(0.06)	$12.40
Advisor Shares
3/31/2023(5)	$14.18	(0.06)	2.77	2.71	—	—	—	$16.89
9/30/2022	$23.09	(0.16)	(7.02)	(7.18)	—	(1.73)	(1.73)	$14.18
9/30/2021	$18.41	(0.19)	5.27	5.08	—	(0.40)	(0.40)	$23.09
9/30/2020(11)	$14.96	(0.08)	3.53	3.45	—	—	—	$18.41
Institutional Shares
3/31/2023(5)	$14.25	(0.05)	2.79	2.74	(0.02)	—	(0.02)	$16.97
9/30/2022	$23.15	(0.11)	(7.06)	(7.17)	—	(1.73)	(1.73)	$14.25
9/30/2021	$18.41	(0.14)	5.28	5.14	—	(0.40)	(0.40)	$23.15
9/30/2020(11)	$14.96	(0.07)	3.52	3.45	—	—	—	$18.41

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(19)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
FOCUS FUND
Investor Shares
3/31/2023(5)	8.37%	$235,871	1.26%		n/a		(0.10)%	130.98%
9/30/2022	(20.76)%	$237,102	1.24%		n/a		(0.31)%	240.40%
9/30/2021	25.70%	$340,450	1.25%		n/a		(0.52)%	316.74%
9/30/2020	21.76%	$262,246	1.30%		n/a		(0.39)%	285.25%
9/30/2019	12.35%	$170,186	1.37%		n/a		(0.07)%	368.38%
9/30/2018	34.31%	$79,673	1.51	%(9)	1.70	%(9)	(0.27)%	355.37%
Advisor Shares
3/31/2023(5)	8.43%	$643,443	1.11%		n/a		0.03%	130.98%
9/30/2022	(20.60)%	$817,890	1.10%		n/a		(0.17)%	240.40%
9/30/2021	25.84%	$1,219,909	1.10%		n/a		(0.36)%	316.74%
9/30/2020	21.98%	$735,871	1.13%		n/a		(0.26)%	285.25%
9/30/2019	12.49%	$521,293	1.17%		n/a		0.04%	368.38%
9/30/2018(10)	4.12%	$38,135	1.40	%(9)	2.74	%(9)	0.16%	355.37%
Institutional Shares
3/31/2023(5)	8.54%	$542,882	1.02%		n/a		0.13%	130.98%
9/30/2022	(20.56)%	$553,450	1.01%		n/a		(0.08)%	240.40%
9/30/2021	25.93%	$738,016	1.01%		n/a		(0.27)%	316.74%
9/30/2020(11)	12.28%	$437,948	1.04%		n/a		(0.14)%	285.25%
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2023(5)	19.01%	$35,046	1.40%		1.41%		(0.94)%	23.63%
9/30/2022	(33.87)%	$36,925	1.38%		n/a		(0.91)%	59.23%
9/30/2021	27.93%	$63,547	1.38%		n/a		(0.96)%	47.02%
9/30/2020	37.42%	$106,480	1.35%		n/a		(0.89)%	40.44%
9/30/2019	7.98%	$107,323	1.40%		n/a		(0.62)%	52.30%
9/30/2018	20.90%	$75,321	1.50%		1.71%		(0.75)%	38.71%
Advisor Shares
3/31/2023(5)	19.11%	$17,674	1.30%		1.55%		(0.81)%	23.63%
9/30/2022	(33.79)%	$13,438	1.30%		1.41%		(0.84)%	59.23%
9/30/2021	27.97%	$19,954	1.30%		1.40%		(0.88)%	47.02%
9/30/2020(11)	23.06%	$19,698	1.30%		1.74%		(0.73)%	40.44%
Institutional Shares
3/31/2023(5)	19.23%	$212,452	1.08%		n/a		(0.60)%	23.63%
9/30/2022	(33.65)%	$182,038	1.06%		n/a		(0.58)%	59.23%
9/30/2021	28.30%	$270,640	1.08%		n/a		(0.63)%	47.02%
9/30/2020(11)	23.06%	$84,267	1.20%		n/a		(0.62)%	40.44%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL EQUITY FUND
Investor Shares
3/31/2023(5)	$14.19	(0.02)	3.07	3.05	(0.14)	—	(0.14)	$17.10
9/30/2022	$24.46	0.06	(6.59)	(6.53)	—	(3.74)	(3.74)	$14.19
9/30/2021	$23.03	(0.11)	4.33	4.22	—	(2.79)	(2.79)	$24.46
9/30/2020	$20.60	(0.05)	4.26	4.21	—	(1.78)	(1.78)	$23.03
9/30/2019	$22.66	(0.02)	1.02	1.00	(0.03)	(3.03)	(3.06)	$20.60
9/30/2018	$19.60	0.03	3.17	3.20	—	(0.14)	(0.14)	$22.66
Advisor Shares
3/31/2023(5)	$14.19	(0.01)	3.08	3.07	(0.15)	—	(0.15)	$17.11
9/30/2022	$24.46	0.03	(6.56)	(6.53)	—	(3.74)	(3.74)	$14.19
9/30/2021	$23.04	(0.11)	4.32	4.21	—	(2.79)	(2.79)	$24.46
9/30/2020(12)	$22.81	(0.02)	0.25	0.23	—	—	—	$23.04
Institutional Shares
3/31/2023(5)	$14.40	— (6)	3.13	3.13	(0.19)	—	(0.19)	$17.34
9/30/2022	$24.72	0.13	(6.71)	(6.58)	—	(3.74)	(3.74)	$14.40
9/30/2021	$23.21	(0.06)	4.36	4.30	—	(2.79)	(2.79)	$24.72
9/30/2020	$20.71	(0.03)	4.32	4.29	(0.01)	(1.78)	(1.79)	$23.21
9/30/2019	$22.80	0.02	1.01	1.03	(0.09)	(3.03)	(3.12)	$20.71
9/30/2018	$19.66	0.10	3.18	3.28	—	(0.14)	(0.14)	$22.80
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2023(5)	$24.32	(0.07)	3.83	3.76	—	—	—	$28.08
9/30/2022	$39.09	(0.08)	(10.71)	(10.79)	—	(3.98)	(3.98)	$24.32
9/30/2021	$34.89	(0.10)	6.70	6.60	—	(2.40)	(2.40)	$39.09
9/30/2020	$27.06	(0.06)	9.80	9.74	—	(1.91)	(1.91)	$34.89
9/30/2019	$27.66	(0.01)	1.01	1.00	—	(1.60)	(1.60)	$27.06
9/30/2018	$25.69	(0.03)	3.07	3.04	—	(1.07)	(1.07)	$27.66
Advisor Shares
3/31/2023(5)	$24.57	(0.06)	3.87	3.81	—	—	—	$28.38
9/30/2022	$39.40	(0.04)	(10.81)	(10.85)	—	(3.98)	(3.98)	$24.57
9/30/2021	$35.10	(0.05)	6.75	6.70	—	(2.40)	(2.40)	$39.40
9/30/2020	$27.21	(0.03)	9.86	9.83	(0.03)	(1.91)	(1.94)	$35.10
9/30/2019	$27.76	0.03	1.02	1.05	—	(1.60)	(1.60)	$27.21
9/30/2018	$25.75	0.01	3.07	3.08	—	(1.07)	(1.07)	$27.76
Institutional Shares
3/31/2023(5)	$24.93	(0.04)	3.92	3.88	—	—	—	$28.81
9/30/2022	$39.89	(0.01)	(10.97)	(10.98)	—	(3.98)	(3.98)	$24.93
9/30/2021	$35.47	(0.01)	6.83	6.82	—	(2.40)	(2.40)	$39.89
9/30/2020	$27.47	— (6)	9.96	9.96	(0.05)	(1.91)	(1.96)	$35.47
9/30/2019	$27.99	0.06	1.02	1.08	— (6)	(1.60)	(1.60)	$27.47
9/30/2018	$25.92	0.03	3.11	3.14	—	(1.07)	(1.07)	$27.99

The accompanying notes are an integral part of the financial statements.

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(19)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL EQUITY FUND
Investor Shares
3/31/2023(5)	21.56%	$73,975	1.29%	n/a	(0.20)%	65.68%
9/30/2022	(31.48)%	$66,270	1.28%	n/a	0.33%	92.81%
9/30/2021	19.70%	$151,122	1.26%	n/a	(0.47)%	119.10%
9/30/2020	21.90%	$134,498	1.26%	n/a	(0.27)%	137.93%
9/30/2019	6.90%	$118,936	1.38%	n/a	(0.09)%	91.33%
9/30/2018	16.38%	$123,225	1.36%	n/a	0.13%	120.14%
Advisor Shares
3/31/2023(5)	21.67%	$4,467	1.25%	2.01%	(0.14)%	65.68%
9/30/2022	(31.48)%	$4,027	1.25%	1.61%	0.14%	92.81%
9/30/2021	19.64%	$14,273	1.25%	1.62%	(0.46)%	119.10%
9/30/2020(12)	1.01%	$13,092	1.25%	2.51%	(0.53)%	137.93%
Institutional Shares
3/31/2023(5)	21.80%	$120,784	1.04%	n/a	0.06%	65.68%
9/30/2022	(31.34)%	$105,954	1.04%	n/a	0.72%	92.81%
9/30/2021	19.91%	$168,343	1.05%	n/a	(0.24)%	119.10%
9/30/2020	22.17%	$109,307	1.05%	n/a	(0.12)%	137.93%
9/30/2019	7.10%	$136,019	1.16%	n/a	0.09%	91.33%
9/30/2018	16.73%	$196,802	1.10%	n/a	0.45%	120.14%
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2023(5)	15.46%	$764,270	1.14%	n/a	(0.55)%	19.61%
9/30/2022	(31.13)%	$782,904	1.14%	n/a	(0.26)%	37.32%
9/30/2021	19.89%	$1,514,576	1.13%	n/a	(0.27)%	44.44%
9/30/2020	38.37%	$1,358,867	1.14%	n/a	(0.23)%	44.27%
9/30/2019	4.85%	$1,052,916	1.15%	n/a	(0.02)%	48.64%
9/30/2018	12.19%	$1,176,471	1.15%	n/a	(0.13)%	44.27%
Advisor Shares
3/31/2023(5)	15.51%	$530,020	1.01%	n/a	(0.43)%	19.61%
9/30/2022	(31.03)%	$625,332	1.00%	n/a	(0.13)%	37.32%
9/30/2021	20.07%	$1,253,950	0.99%	n/a	(0.12)%	44.44%
9/30/2020	38.52%	$957,127	1.01%	n/a	(0.09)%	44.27%
9/30/2019	5.03%	$615,920	1.01%	n/a	0.11%	48.64%
9/30/2018	12.32%	$583,463	1.00%	n/a	0.03%	44.27%
Institutional Shares
3/31/2023(5)	15.56%	$1,586,068	0.91%	n/a	(0.32)%	19.61%
9/30/2022	(30.97)%	$1,765,829	0.90%	n/a	(0.03)%	37.32%
9/30/2021	20.20%	$2,970,987	0.89%	n/a	(0.03)%	44.44%
9/30/2020	38.67%	$2,466,599	0.90%	n/a	0.01%	44.27%
9/30/2019	5.11%	$1,726,115	0.91%	n/a	0.23%	48.64%
9/30/2018	12.48%	$1,645,152	0.91%	n/a	0.11%	44.27%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	83

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL UNCONSTRAINED FUND
Investor Shares
3/31/2023(5)	$10.10	0.27	0.36	0.63	(0.60)	(0.22)	(0.82)	$9.91
9/30/2022(13)	$10.00	0.17	0.04	0.21	(0.11)	—	(0.11)	$10.10
Advisor Shares
3/31/2023(5)	$10.11	0.28	0.34	0.62	(0.60)	(0.22)	(0.82)	$9.91
9/30/2022(13)	$10.00	0.18	0.04	0.22	(0.11)	—	(0.11)	$10.11
Institutional Shares
3/31/2023(5)	$10.11	0.28	0.35	0.63	(0.60)	(0.22)	(0.82)	$9.92
9/30/2022(13)	$10.00	0.14	0.09	0.23	(0.12)	—	(0.12)	$10.11
GLOBAL VALUE FUND
Investor Shares
3/31/2023(5)	$15.56	0.03	3.78	3.81	(0.05)	(0.60)	(0.65)	$18.72
9/30/2022	$21.58	0.16	(4.26)	(4.10)	(0.19)	(1.73)	(1.92)	$15.56
9/30/2021	$15.94	0.17	5.48	5.65	(0.01)	—	(0.01)	$21.58
9/30/2020	$17.12	0.07	(1.01)	(0.94)	(0.24)	—	(0.24)	$15.94
9/30/2019	$18.24	0.21	(0.38)	(0.17)	(0.15)	(0.80)	(0.95)	$17.12
9/30/2018	$17.87	0.18	0.55	0.73	(0.12)	(0.24)	(0.36)	$18.24
Advisor Shares
3/31/2023(5)	$15.55	0.04	3.78	3.82	(0.08)	(0.60)	(0.68)	$18.69
9/30/2022	$21.57	0.19	(4.26)	(4.07)	(0.22)	(1.73)	(1.95)	$15.55
9/30/2021	$15.91	0.19	5.49	5.68	(0.02)	—	(0.02)	$21.57
9/30/2020	$17.09	0.09	(1.01)	(0.92)	(0.26)	—	(0.26)	$15.91
9/30/2019	$18.22	0.23	(0.39)	(0.16)	(0.17)	(0.80)	(0.97)	$17.09
9/30/2018	$17.86	0.21	0.54	0.75	(0.15)	(0.24)	(0.39)	$18.22
Institutional Shares
3/31/2023(5)	$15.60	0.05	3.79	3.84	(0.10)	(0.60)	(0.70)	$18.74
9/30/2022	$21.63	0.21	(4.27)	(4.06)	(0.24)	(1.73)	(1.97)	$15.60
9/30/2021	$15.96	0.21	5.50	5.71	(0.04)	—	(0.04)	$21.63
9/30/2020	$17.14	0.11	(1.01)	(0.90)	(0.28)	—	(0.28)	$15.96
9/30/2019	$18.27	0.26	(0.40)	(0.14)	(0.19)	(0.80)	(0.99)	$17.14
9/30/2018	$17.90	0.24	0.54	0.78	(0.17)	(0.24)	(0.41)	$18.27
HIGH INCOME FUND
Investor Shares
3/31/2023(5)	$8.46	0.30	0.28	0.58	(0.31)	(0.06)	(0.37)	$8.67
9/30/2022	$10.28	0.51	(1.58)	(1.07)	(0.53)	(0.22)	(0.75)	$8.46
9/30/2021	$9.53	0.55	0.74	1.29	(0.54)	—	(0.54)	$10.28
9/30/2020	$9.66	0.60	(0.13)	0.47	(0.60)	—	(0.60)	$9.53
9/30/2019	$9.87	0.61	(0.17)	0.44	(0.60)	(0.05)	(0.65)	$9.66
9/30/2018	$10.20	0.58	(0.13)	0.45	(0.58)	(0.20)	(0.78)	$9.87
Advisor Shares
3/31/2023(5)	$8.45	0.31	0.27	0.58	(0.31)	(0.06)	(0.37)	$8.66
9/30/2022	$10.27	0.53	(1.59)	(1.06)	(0.54)	(0.22)	(0.76)	$8.45
9/30/2021	$9.53	0.56	0.74	1.30	(0.56)	—	(0.56)	$10.27
9/30/2020	$9.66	0.61	(0.13)	0.48	(0.61)	—	(0.61)	$9.53
9/30/2019	$9.87	0.63	(0.17)	0.46	(0.62)	(0.05)	(0.67)	$9.66
9/30/2018	$10.20	0.60	(0.13)	0.47	(0.60)	(0.20)	(0.80)	$9.87
Institutional Shares
3/31/2023(5)	$8.45	0.31	0.28	0.59	(0.32)	(0.06)	(0.38)	$8.66
9/30/2022	$10.27	0.54	(1.59)	(1.05)	(0.55)	(0.22)	(0.77)	$8.45
9/30/2021	$9.53	0.57	0.74	1.31	(0.57)	—	(0.57)	$10.27
9/30/2020	$9.66	0.62	(0.13)	0.49	(0.62)	—	(0.62)	$9.53
9/30/2019	$9.87	0.64	(0.17)	0.47	(0.63)	(0.05)	(0.68)	$9.66
9/30/2018	$10.19	0.61	(0.12)	0.49	(0.61)	(0.20)	(0.81)	$9.87

The accompanying notes are an integral part of the financial statements.

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(19)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL UNCONSTRAINED FUND
Investor Shares
3/31/2023(5)	6.96%	$596	2.24	%(9)	13.09	%(9)	5.60%	99.22%
9/30/2022(13)	2.10%	$466	1.75	%(9)	54.5	%(9)	3.28%	40.30%
Advisor Shares
3/31/2023(5)	6.90%	$2,330	2.14	%(9)	4.58	%(9)	5.71%	99.22%
9/30/2022(13)	2.24%	$2,011	1.62	%(9)	9.54	%(9)	3.66%	40.30%
Institutional Shares
3/31/2023(5)	7.03%	$14,243	2.09	%(9)	2.90	%(9)	5.75%	99.22%
9/30/2022(13)	2.27%	$12,558	1.48	%(9)	2.57	%(9)	2.82%	40.30%
GLOBAL VALUE FUND
Investor Shares
3/31/2023(5)	24.94%	$214,017	1.26%		n/a		0.37%	6.05%
9/30/2022	(21.10)%	$199,274	1.25%		n/a		0.83%	24.37%
9/30/2021	35.46%	$287,469	1.24%		n/a		0.80%	39.62%
9/30/2020	(5.63)%	$242,744	1.26%		n/a		0.42%	37.09%
9/30/2019	(0.50)%	$506,067	1.25%		n/a		1.25%	31.18%
9/30/2018	4.16%	$724,848	1.25%		n/a		1.00%	27.98%
Advisor Shares
3/31/2023(5)	25.04%	$249,578	1.11%		n/a		0.51%	6.05%
9/30/2022	(21.01)%	$254,970	1.11%		n/a		0.97%	24.37%
9/30/2021	35.70%	$324,013	1.10%		n/a		0.95%	39.62%
9/30/2020	(5.48)%	$259,859	1.12%		n/a		0.54%	37.09%
9/30/2019	(0.40)%	$599,418	1.10%		n/a		1.38%	31.18%
9/30/2018	4.27%	$851,738	1.10%		n/a		1.14%	27.98%
Institutional Shares
3/31/2023(5)	25.10%	$1,587,712	1.01%		n/a		0.63%	6.05%
9/30/2022	(20.92)%	$1,363,881	1.01%		n/a		1.07%	24.37%
9/30/2021	35.80%	$1,863,947	1.01%		n/a		1.01%	39.62%
9/30/2020	(5.37)%	$1,321,157	1.02%		n/a		0.67%	37.09%
9/30/2019	(0.30)%	$1,970,393	1.01%		n/a		1.54%	31.18%
9/30/2018	4.40%	$2,143,564	1.01%		n/a		1.31%	27.98%
HIGH INCOME FUND
Investor Shares
3/31/2023(5)	6.86%	$739,765	0.94%		n/a		7.07%	8.81%
9/30/2022	(11.00)%	$756,049	0.94%		n/a		5.34%	55.84%
9/30/2021	13.79%	$1,436,340	0.95%		n/a		5.42%	58.10%
9/30/2020	5.14%	$1,149,422	0.96%		n/a		6.43%	71.78%
9/30/2019	4.81%	$873,574	0.98%		n/a		6.41%	74.82%
9/30/2018	4.66%	$986,645	0.99%		n/a		5.88%	79.10%
Advisor Shares
3/31/2023(5)	6.95%	$2,911,084	0.79%		n/a		7.23%	8.81%
9/30/2022	(10.88)%	$2,570,217	0.79%		n/a		5.56%	55.84%
9/30/2021	13.86%	$3,263,582	0.79%		n/a		5.56%	58.10%
9/30/2020	5.29%	$2,281,480	0.82%		n/a		6.57%	71.78%
9/30/2019	4.98%	$2,194,146	0.82%		n/a		6.56%	74.82%
9/30/2018	4.83%	$1,970,272	0.82%		n/a		6.03%	79.10%
Institutional Shares
3/31/2023(5)	7.00%	$2,884,058	0.70%		n/a		7.32%	8.81%
9/30/2022	(10.81)%	$2,482,806	0.70%		n/a		5.68%	55.84%
9/30/2021	13.97%	$2,372,161	0.70%		n/a		5.63%	58.10%
9/30/2020	5.40%	$1,385,864	0.72%		n/a		6.67%	71.78%
9/30/2019	5.08%	$720,592	0.73%		n/a		6.64%	74.82%
9/30/2018	5.02%	$289,036	0.74%		n/a		6.13%	79.10%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL EXPLORER FUND
Advisor Shares
3/31/2023(5)	$8.69	0.05	2.41	2.46	(0.01)	—	(0.01)	$11.14
9/30/2022(14)	$10.00	0.02	(1.33)	(1.31)	—	—	—	$8.69
Institutional Shares
3/31/2023(5)	$8.69	0.06	2.41	2.47	(0.02)	—	(0.02)	$11.14
9/30/2022(14)	$10.00	0.01	(1.32)	(1.31)	—	—	—	$8.69
INTERNATIONAL FUND
Investor Shares
3/31/2023(5)	$20.93	0.04	5.52	5.56	(0.30)	(0.31)	(0.61)	$25.88
9/30/2022	$36.66	0.28	(8.90)	(8.62)	(0.24)	(6.87)	(7.11)	$20.93
9/30/2021	$32.86	0.24	4.68	4.92	(0.08)	(1.04)	(1.12)	$36.66
9/30/2020	$32.52	0.08	2.00	2.08	(0.30)	(1.44)	(1.74)	$32.86
9/30/2019	$33.49	0.29	1.38	1.67	(0.37)	(2.27)	(2.64)	$32.52
9/30/2018	$32.28	0.35	1.08	1.43	(0.22)	—	(0.22)	$33.49
Advisor Shares
3/31/2023(5)	$20.87	0.06	5.50	5.56	(0.35)	(0.31)	(0.66)	$25.77
9/30/2022	$36.58	0.32	(8.86)	(8.54)	(0.30)	(6.87)	(7.17)	$20.87
9/30/2021	$32.80	0.30	4.65	4.95	(0.13)	(1.04)	(1.17)	$36.58
9/30/2020	$32.46	0.15	1.98	2.13	(0.35)	(1.44)	(1.79)	$32.80
9/30/2019	$33.45	0.34	1.37	1.71	(0.43)	(2.27)	(2.70)	$32.46
9/30/2018	$32.25	0.43	1.05	1.48	(0.28)	—	(0.28)	$33.45
Institutional Shares
3/31/2023(5)	$21.09	0.07	5.56	5.63	(0.38)	(0.31)	(0.69)	$26.03
9/30/2022	$36.90	0.35	(8.95)	(8.60)	(0.34)	(6.87)	(7.21)	$21.09
9/30/2021	$33.08	0.33	4.69	5.02	(0.16)	(1.04)	(1.20)	$36.90
9/30/2020	$32.72	0.17	2.01	2.18	(0.38)	(1.44)	(1.82)	$33.08
9/30/2019	$33.71	0.35	1.39	1.74	(0.46)	(2.27)	(2.73)	$32.72
9/30/2018	$32.50	0.46	1.05	1.51	(0.30)	—	(0.30)	$33.71
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2023(5)	$13.90	(0.04)	2.93	2.89	—	—	—	$16.79
9/30/2022	$21.19	(0.06)	(6.65)	(6.71)	—	(0.58)	(0.58)	$13.90
9/30/2021	$17.33	(0.09)	4.06	3.97	(0.11)	—	(0.11)	$21.19
9/30/2020	$13.61	0.16	3.58	3.74	(0.02)	—	(0.02)	$17.33
9/30/2019	$23.47	(0.03)	(1.56)	(1.59)	—	(8.27)	(8.27)	$13.61
9/30/2018	$24.69	(0.10)	2.05	1.95	—	(3.17)	(3.17)	$23.47
Advisor Shares
3/31/2023(5)	$13.94	(0.03)	2.95	2.92	— (6)	—	— (6)	$16.86
9/30/2022	$21.23	(0.03)	(6.68)	(6.71)	—	(0.58)	(0.58)	$13.94
9/30/2021	$17.35	(0.05)	4.06	4.01	(0.13)	—	(0.13)	$21.23
9/30/2020	$13.62	0.20	3.57	3.77	(0.04)	—	(0.04)	$17.35
9/30/2019(15)	$11.91	0.01	1.70	1.71	—	—	—	$13.62
Institutional Shares
3/31/2023(5)	$14.12	(0.02)	2.97	2.95	(0.02)	—	(0.02)	$17.05
9/30/2022	$21.47	(0.01)	(6.76)	(6.77)	—	(0.58)	(0.58)	$14.12
9/30/2021	$17.54	(0.04)	4.11	4.07	(0.14)	—	(0.14)	$21.47
9/30/2020	$13.76	0.23	3.59	3.82	(0.04)	—	(0.04)	$17.54
9/30/2019	$23.59	0.03	(1.59)	(1.56)	—	(8.27)	(8.27)	$13.76
9/30/2018	$24.75	(0.04)	2.05	2.01	—	(3.17)	(3.17)	$23.59

The accompanying notes are an integral part of the financial statements.

86	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(19)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL EXPLORER FUND
Advisor Shares
3/31/2023(5)	28.34%	$9,919	1.40%	2.26%	1.05%	15.00%
9/30/2022(14)	(13.10)%	$5,811	1.40%	6.08%	0.64%	11.60%
Institutional Shares
3/31/2023(5)	28.40%	$34,609	1.35%	1.71%	1.10%	15.00%
9/30/2022(14)	(13.10)%	$14,725	1.35%	2.91%	0.25%	11.60%
INTERNATIONAL FUND
Investor Shares
3/31/2023(5)	26.83%	$1,758,208	1.18%	n/a	0.37%	38.38%
9/30/2022	(29.32)%	$1,575,634	1.19%	n/a	1.03%	50.49%
9/30/2021	15.32%	$3,019,360	1.18%	n/a	0.69%	67.41%
9/30/2020	6.52%	$3,142,072	1.19%	n/a	0.27%	53.82%
9/30/2019	6.29%	$3,903,758	1.19%	n/a	0.95%	41.01%
9/30/2018	4.45%	$4,733,866	1.18%	n/a	1.06%	55.16%
Advisor Shares
3/31/2023(5)	26.92%	$898,990	1.05%	n/a	0.50%	38.38%
9/30/2022	(29.24)%	$829,517	1.05%	n/a	1.18%	50.49%
9/30/2021	15.47%	$1,718,258	1.04%	n/a	0.84%	67.41%
9/30/2020	6.71%	$1,799,962	1.04%	n/a	0.48%	53.82%
9/30/2019	6.46%	$2,141,985	1.04%	n/a	1.11%	41.01%
9/30/2018	4.58%	$2,367,026	1.04%	n/a	1.29%	55.16%
Institutional Shares
3/31/2023(5)	26.91%	$2,856,553	0.96%	n/a	0.59%	38.38%
9/30/2022	(29.14)%	$2,588,387	0.97%	n/a	1.28%	50.49%
9/30/2021	15.56%	$4,920,404	0.95%	n/a	0.93%	67.41%
9/30/2020	6.80%	$4,718,706	0.96%	n/a	0.55%	53.82%
9/30/2019	6.52%	$4,513,365	0.96%	n/a	1.15%	41.01%
9/30/2018	4.67%	$5,815,955	0.95%	n/a	1.36%	55.16%
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2023(5)	20.79%	$316,951	1.29%	n/a	(0.51)%	12.85%
9/30/2022	(32.53)%	$301,480	1.28%	n/a	(0.32)%	22.12%
9/30/2021	22.99%	$531,882	1.30%	n/a	(0.42)%	28.29%
9/30/2020	27.52%	$400,490	1.33%	n/a	1.06%	27.84%
9/30/2019	(1.38)%	$177,807	1.43%	n/a	(0.24)%	55.98%
9/30/2018	8.70%	$228,317	1.55%	n/a	(0.44)%	59.53%
Advisor Shares
3/31/2023(5)	20.98%	$1,234,640	1.14%	n/a	(0.35)%	12.85%
9/30/2022	(32.47)%	$1,161,239	1.14%	n/a	(0.16)%	22.12%
9/30/2021	23.20%	$1,856,538	1.14%	n/a	(0.26)%	28.29%
9/30/2020	27.70%	$1,223,773	1.18%	n/a	1.32%	27.84%
9/30/2019(15)	14.36%	$434,784	1.25%	n/a	0.13%	55.98%
Institutional Shares
3/31/2023(5)	20.96%	$2,918,017	1.06%	n/a	(0.26)%	12.85%
9/30/2022	(32.38)%	$2,505,844	1.06%	n/a	(0.08)%	22.12%
9/30/2021	23.30%	$3,897,436	1.06%	n/a	(0.17)%	28.29%
9/30/2020	27.85%	$1,836,163	1.09%	n/a	1.49%	27.84%
9/30/2019	(1.18)%	$608,417	1.16%	n/a	0.20%	55.98%
9/30/2018	8.94%	$175,808	1.35%	n/a	(0.17)%	59.53%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	87

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2023(5)	$32.96	0.11	10.02	10.13	(0.08)	(0.64)	(0.72)	$42.37
9/30/2022	$44.49	0.45	(7.77)	(7.32)	(1.17)	(3.04)	(4.21)	$32.96
9/30/2021	$32.94	1.01	10.88	11.89	(0.09)	(0.25)	(0.34)	$44.49
9/30/2020	$34.87	0.19	(1.06)	(0.87)	(0.23)	(0.83)	(1.06)	$32.94
9/30/2019	$36.85	0.61	(0.64)	(0.03)	(0.65)	(1.30)	(1.95)	$34.87
9/30/2018	$39.08	0.42	(1.14)	(0.72)	(0.41)	(1.10)	(1.51)	$36.85
Advisor Shares
3/31/2023(5)	$32.89	0.15	9.99	10.14	(0.08)	(0.64)	(0.72)	$42.31
9/30/2022	$44.46	0.52	(7.76)	(7.24)	(1.29)	(3.04)	(4.33)	$32.89
9/30/2021	$32.90	1.14	10.78	11.92	(0.11)	(0.25)	(0.36)	$44.46
9/30/2020	$34.81	0.27	(1.09)	(0.82)	(0.26)	(0.83)	(1.09)	$32.90
9/30/2019	$36.85	0.65	(0.63)	0.02	(0.76)	(1.30)	(2.06)	$34.81
9/30/2018	$39.11	0.48	(1.16)	(0.68)	(0.48)	(1.10)	(1.58)	$36.85
Institutional Shares
3/31/2023(5)	$33.04	0.16	10.04	10.20	(0.08)	(0.64)	(0.72)	$42.52
9/30/2022	$44.69	0.55	(7.80)	(7.25)	(1.36)	(3.04)	(4.40)	$33.04
9/30/2021	$33.06	1.16	10.86	12.02	(0.14)	(0.25)	(0.39)	$44.69
9/30/2020	$34.96	0.28	(1.08)	(0.80)	(0.27)	(0.83)	(1.10)	$33.06
9/30/2019	$37.02	0.69	(0.64)	0.05	(0.81)	(1.30)	(2.11)	$34.96
9/30/2018	$39.28	0.53	(1.18)	(0.65)	(0.51)	(1.10)	(1.61)	$37.02
MID CAP FUND
Investor Shares
3/31/2023(5)	$28.45	(0.13)	3.28	3.15	(0.08)	—	(0.08)	$31.52
9/30/2022	$53.28	(0.37)	(15.87)	(16.24)	—	(8.59)	(8.59)	$28.45
9/30/2021	$47.75	(0.49)	13.20	12.71	—	(7.18)	(7.18)	$53.28
9/30/2020	$37.16	(0.31)	15.43	15.12	—	(4.53)	(4.53)	$47.75
9/30/2019	$44.83	(0.23)	0.53	0.30	—	(7.97)	(7.97)	$37.16
9/30/2018	$42.58	(0.26)	8.21	7.95	—	(5.70)	(5.70)	$44.83
Advisor Shares
3/31/2023(5)	$29.02	(0.11)	3.34	3.23	(0.13)	—	(0.13)	$32.12
9/30/2022	$54.11	(0.32)	(16.18)	(16.50)	—	(8.59)	(8.59)	$29.02
9/30/2021	$48.33	(0.43)	13.39	12.96	—	(7.18)	(7.18)	$54.11
9/30/2020	$37.52	(0.27)	15.61	15.34	—	(4.53)	(4.53)	$48.33
9/30/2019	$45.10	(0.17)	0.56	0.39	—	(7.97)	(7.97)	$37.52
9/30/2018	$42.75	(0.20)	8.25	8.05	—	(5.70)	(5.70)	$45.10
Institutional Shares
3/31/2023(5)	$33.98	(0.11)	3.91	3.80	(0.16)	—	(0.16)	$37.62
9/30/2022	$61.87	(0.33)	(18.97)	(19.30)	—	(8.59)	(8.59)	$33.98
9/30/2021	$54.25	(0.43)	15.23	14.80	—	(7.18)	(7.18)	$61.87
9/30/2020	$41.54	(0.26)	17.50	17.24	—	(4.53)	(4.53)	$54.25
9/30/2019	$48.89	(0.16)	0.78	0.62	—	(7.97)	(7.97)	$41.54
9/30/2018	$45.84	(0.18)	8.93	8.75	—	(5.70)	(5.70)	$48.89

The accompanying notes are an integral part of the financial statements.

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(19)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2023(5)	30.98%	$2,622,566	1.18%	n/a	0.57%	10.18%
9/30/2022	(18.40)%	$2,059,112	1.19%	n/a	1.13%	22.69%
9/30/2021	36.13%	$2,728,996	1.18%	n/a	2.39%	32.90%
9/30/2020	(2.71)%	$1,983,618	1.19%	n/a	0.57%	28.06%
9/30/2019	0.38%	$2,761,826	1.19%	n/a	1.80%	23.69%
9/30/2018	(1.99)%	$3,371,735	1.18%	n/a	1.11%	21.55%
Advisor Shares
3/31/2023(5)	31.08%	$7,012,271	1.03%	n/a	0.76%	10.18%
9/30/2022	(18.27)%	$4,705,187	1.05%	n/a	1.29%	22.69%
9/30/2021	36.31%	$6,072,617	1.04%	n/a	2.70%	32.90%
9/30/2020	(2.56)%	$3,645,568	1.05%	n/a	0.81%	28.06%
9/30/2019	0.52%	$4,336,510	1.05%	n/a	1.93%	23.69%
9/30/2018	(1.87)%	$4,683,702	1.04%	n/a	1.27%	21.55%
Institutional Shares
3/31/2023(5)	31.13%	$17,105,872	0.95%	n/a	0.80%	10.18%
9/30/2022	(18.20)%	$13,366,731	0.95%	n/a	1.36%	22.69%
9/30/2021	36.45%	$13,304,215	0.95%	n/a	2.72%	32.90%
9/30/2020	(2.48)%	$7,944,724	0.96%	n/a	0.85%	28.06%
9/30/2019	0.63%	$7,169,774	0.95%	n/a	2.03%	23.69%
9/30/2018	(1.79)%	$7,295,259	0.95%	n/a	1.41%	21.55%
MID CAP FUND
Investor Shares
3/31/2023(5)	11.10%	$1,451,476	1.19%	n/a	(0.85)%	21.33%
9/30/2022	(36.55)%	$1,387,480	1.18%	n/a	(0.97)%	34.12%
9/30/2021	29.84%	$2,495,355	1.18%	n/a	(0.98)%	40.72%
9/30/2020	45.66%	$2,106,948	1.18%	n/a	(0.81)%	44.52%
9/30/2019	5.11%	$1,599,647	1.19%	n/a	(0.63)%	47.96%
9/30/2018	21.12%	$2,003,621	1.18%	n/a	(0.62)%	49.83%
Advisor Shares
3/31/2023(5)	11.17%	$617,659	1.05%	n/a	(0.71)%	21.33%
9/30/2022	(36.46)%	$572,155	1.05%	n/a	(0.83)%	34.12%
9/30/2021	30.02%	$923,543	1.04%	n/a	(0.85)%	40.72%
9/30/2020	45.83%	$667,057	1.05%	n/a	(0.68)%	44.52%
9/30/2019	5.36%	$429,052	1.04%	n/a	(0.48)%	47.96%
9/30/2018	21.26%	$644,777	1.04%	n/a	(0.48)%	49.83%
Institutional Shares
3/31/2023(5)	11.23%	$2,450,952	0.96%	n/a	(0.62)%	21.33%
9/30/2022	(36.41)%	$2,285,588	0.95%	n/a	(0.74)%	34.12%
9/30/2021	30.15%	$4,000,122	0.95%	n/a	(0.75)%	40.72%
9/30/2020	45.98%	$4,015,667	0.95%	n/a	(0.59)%	44.52%
9/30/2019	5.41%	$3,029,773	0.96%	n/a	(0.41)%	47.96%
9/30/2018	21.37%	$3,516,293	0.95%	n/a	(0.39)%	49.83%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	89

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

						Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
3/31/2023(5)	$17.11	0.06		2.46	2.52	(0.05)	(3.27)	(3.32)	$16.31
9/30/2022	$23.12	0.12		(3.07)	(2.95)	(0.04)	(3.02)	(3.06)	$17.11
9/30/2021	$16.26	0.12		7.10	7.22	(0.09)	(0.27)	(0.36)	$23.12
9/30/2020	$19.81	0.15		(1.71)	(1.56)	(0.12)	(1.87)	(1.99)	$16.26
9/30/2019	$23.56	0.10		(0.90)	(0.80)	(0.05)	(2.90)	(2.95)	$19.81
9/30/2018	$23.98	0.02		1.86	1.88	(0.02)	(2.28)	(2.30)	$23.56
Advisor Shares
3/31/2023(5)	$17.06	0.07		2.46	2.53	(0.10)	(3.27)	(3.37)	$16.22
9/30/2022	$23.07	0.15		(3.07)	(2.92)	(0.07)	(3.02)	(3.09)	$17.06
9/30/2021	$16.23	0.16		7.07	7.23	(0.12)	(0.27)	(0.39)	$23.07
9/30/2020	$19.77	0.17		(1.70)	(1.53)	(0.14)	(1.87)	(2.01)	$16.23
9/30/2019	$23.53	0.13		(0.90)	(0.77)	(0.09)	(2.90)	(2.99)	$19.77
9/30/2018	$23.94	0.05		1.85	1.90	(0.03)	(2.28)	(2.31)	$23.53
Institutional Shares
3/31/2023(5)	$17.08	0.07		2.46	2.53	(0.11)	(3.27)	(3.38)	$16.23
9/30/2022	$23.09	0.16		(3.06)	(2.90)	(0.09)	(3.02)	(3.11)	$17.08
9/30/2021	$16.24	0.17		7.08	7.25	(0.13)	(0.27)	(0.40)	$23.09
9/30/2020	$19.80	0.18		(1.71)	(1.53)	(0.16)	(1.87)	(2.03)	$16.24
9/30/2019	$23.56	0.14		(0.89)	(0.75)	(0.11)	(2.90)	(3.01)	$19.80
9/30/2018	$23.98	0.07		1.85	1.92	(0.06)	(2.28)	(2.34)	$23.56
SELECT EQUITY FUND
Investor Shares
3/31/2023(5)	$9.84	—	(6)	2.38	2.38	(0.01)	(0.29)	(0.30)	$11.92
9/30/2022	$13.48	0.01		(3.00)	(2.99)	—	(0.65)	(0.65)	$9.84
9/30/2021	$10.17	(0.01)		3.32	3.31	—	—	—	$13.48
9/30/2020(16)	$10.00	—	(6)	0.17	0.17	—	—	—	$10.17
Advisor Shares
3/31/2023(5)	$9.87	0.01		2.37	2.38	(0.02)	(0.29)	(0.31)	$11.94
9/30/2022	$13.49	0.02		(2.99)	(2.97)	—	(0.65)	(0.65)	$9.87
9/30/2021	$10.18	0.01		3.30	3.31	—	—	—	$13.49
9/30/2020(16)	$10.00	0.01		0.17	0.18	—	—	—	$10.18
Institutional Shares
3/31/2023(5)	$9.81	0.01		2.37	2.38	(0.03)	(0.29)	(0.32)	$11.87
9/30/2022	$13.44	0.03		(2.99)	(2.96)	(0.02)	(0.65)	(0.67)	$9.81
9/30/2021	$10.18	0.02		3.30	3.32	(0.06)	—	(0.06)	$13.44
9/30/2020(16)	$10.00	0.01		0.17	0.18	—	—	—	$10.18

The accompanying notes are an integral part of the financial statements.

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(19)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
3/31/2023(5)	14.71%	$383,497	1.22%	n/a	0.66%	17.74%
9/30/2022	(15.39)%	$391,804	1.20%	n/a	0.57%	15.17%
9/30/2021	44.94%	$693,149	1.20%	n/a	0.56%	16.04%
9/30/2020	(8.93)%	$541,320	1.21%	n/a	0.90%	43.12%
9/30/2019	(2.49)%	$842,896	1.20%	n/a	0.52%	19.18%
9/30/2018	8.55%	$1,294,179	1.19%	n/a	0.07%	19.15%
Advisor Shares
3/31/2023(5)	14.83%	$329,905	1.07%	n/a	0.78%	17.74%
9/30/2022	(15.29)%	$397,898	1.04%	n/a	0.72%	15.17%
9/30/2021	45.12%	$551,822	1.05%	n/a	0.73%	16.04%
9/30/2020	(8.76)%	$518,198	1.06%	n/a	1.02%	43.12%
9/30/2019	(2.32)%	$630,296	1.06%	n/a	0.66%	19.18%
9/30/2018	8.68%	$951,667	1.05%	n/a	0.24%	19.15%
Institutional Shares
3/31/2023(5)	14.83%	$544,302	1.00%	n/a	0.88%	17.74%
9/30/2022	(15.21)%	$518,265	0.98%	n/a	0.78%	15.17%
9/30/2021	45.22%	$783,375	0.98%	n/a	0.79%	16.04%
9/30/2020	(8.76)%	$619,243	1.00%	n/a	1.08%	43.12%
9/30/2019	(2.22)%	$796,385	0.98%	n/a	0.72%	19.18%
9/30/2018	8.75%	$1,058,092	0.98%	n/a	0.30%	19.15%
SELECT EQUITY FUND
Investor Shares
3/31/2023(5)	24.40%	$2,879	1.25%	3.52%	(0.01)%	13.56%
9/30/2022	(23.43)%	$2,345	1.25%	3.16%	0.05%	20.96%
9/30/2021	32.55%	$2,919	1.25%	4.35%	(0.05)%	34.69%
9/30/2020(16)	1.70%	$983	1.25%	17.96%	0.03%	26.96%
Advisor Shares
3/31/2023(5)	24.38%	$1,230	1.15%	3.63%	0.13%	13.56%
9/30/2022	(23.26)%	$1,561	1.15%	3.68%	0.14%	20.96%
9/30/2021	32.51%	$1,784	1.15%	4.83%	0.05%	34.69%
9/30/2020(16)	1.80%	$778	1.15%	9.66%	0.15%	26.96%
Institutional Shares
3/31/2023(5)	24.49%	$32,823	1.10%	1.28%	0.15%	13.56%
9/30/2022	(23.33)%	$25,650	1.10%	1.39%	0.22%	20.96%
9/30/2021	32.71%	$19,903	1.10%	1.56%	0.16%	34.69%
9/30/2020(16)	1.80%	$11,266	1.10%	2.36%	0.20%	26.96%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	91

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SMALL CAP FUND
Investor Shares
3/31/2023(5)	$27.82	(0.15)	4.14	3.99	(0.08)	—	(0.08)	$31.73
9/30/2022	$50.34	(0.36)	(17.09)	(17.45)	—	(5.07)	(5.07)	$27.82
9/30/2021	$42.80	(0.53)	10.77	10.24	—	(2.70)	(2.70)	$50.34
9/30/2020	$33.17	(0.38)	12.66	12.28	—	(2.65)	(2.65)	$42.80
9/30/2019	$38.97	(0.29)	(0.08)	(0.37)	—	(5.43)	(5.43)	$33.17
9/30/2018	$33.61	(0.31)	10.64	10.33	—	(4.97)	(4.97)	$38.97
Advisor Shares
3/31/2023(5)	$28.08	(0.13)	4.17	4.04	(0.10)	—	(0.10)	$32.02
9/30/2022	$50.70	(0.32)	(17.23)	(17.55)	—	(5.07)	(5.07)	$28.08
9/30/2021	$43.03	(0.47)	10.84	10.37	—	(2.70)	(2.70)	$50.70
9/30/2020	$33.30	(0.34)	12.72	12.38	—	(2.65)	(2.65)	$43.03
9/30/2019	$39.05	(0.25)	(0.07)	(0.32)	—	(5.43)	(5.43)	$33.30
9/30/2018	$33.63	(0.26)	10.65	10.39	—	(4.97)	(4.97)	$39.05
Institutional Shares
3/31/2023(5)	$28.74	(0.12)	4.28	4.16	(0.15)	—	(0.15)	$32.75
9/30/2022	$51.74	(0.28)	(17.65)	(17.93)	—	(5.07)	(5.07)	$28.74
9/30/2021	$43.82	(0.43)	11.05	10.62	—	(2.70)	(2.70)	$51.74
9/30/2020	$33.83	(0.31)	12.95	12.64	—	(2.65)	(2.65)	$43.82
9/30/2019	$39.54	(0.23)	(0.05)	(0.28)	—	(5.43)	(5.43)	$33.83
9/30/2018	$33.98	(0.24)	10.77	10.53	—	(4.97)	(4.97)	$39.54
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2023(5)	$12.48	0.02	2.68	2.70	(0.11)	—	(0.11)	$15.07
9/30/2022	$19.25	0.18	(6.75)	(6.57)	(0.20)	—	(0.20)	$12.48
9/30/2021	$16.39	0.07	3.11	3.18	(0.32)	—	(0.32)	$19.25
9/30/2020	$15.22	0.24	1.20	1.44	(0.27)	—	(0.27)	$16.39
9/30/2019	$15.08	0.18	0.10	0.28	(0.14)	—	(0.14)	$15.22
9/30/2018	$15.58	0.15	(0.56)	(0.41)	(0.09)	—	(0.09)	$15.08
Advisor Shares
3/31/2023(5)	$12.47	0.02	2.70	2.72	(0.14)	—	(0.14)	$15.05
9/30/2022(17)	$14.61	0.06	(2.20)	(2.14)	—	—	—	$12.47
Institutional Shares
3/31/2023(5)	$12.71	0.03	2.74	2.77	(0.15)	—	(0.15)	$15.33
9/30/2022	$19.55	0.18	(6.85)	(6.67)	(0.17)	—	(0.17)	$12.71
9/30/2021	$16.56	0.10	3.14	3.24	(0.25)	—	(0.25)	$19.55
9/30/2020	$15.25	0.27	1.21	1.48	(0.17)	—	(0.17)	$16.56
9/30/2019	$15.03	0.20	0.10	0.30	(0.08)	—	(0.08)	$15.25
9/30/2018	$15.50	0.14	(0.53)	(0.39)	(0.08)	—	(0.08)	$15.03

The accompanying notes are an integral part of the financial statements.

92	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(19)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SMALL CAP FUND
Investor Shares
3/31/2023(5)	14.35%	$617,228	1.22%	n/a	(1.01)%	14.16%
9/30/2022	(38.24)%	$571,380	1.20%	n/a	(1.00)%	33.64%
9/30/2021	24.45%	$1,089,099	1.19%	n/a	(1.06)%	39.79%
9/30/2020	39.51%	$896,297	1.20%	n/a	(1.05)%	40.59%
9/30/2019	2.02%	$611,745	1.20%	n/a	(0.88)%	47.32%
9/30/2018	34.71%	$495,803	1.20%	n/a	(0.90)%	43.85%
Advisor Shares
3/31/2023(5)	14.42%	$325,510	1.07%	n/a	(0.87)%	14.16%
9/30/2022	(38.16)%	$361,941	1.06%	n/a	(0.87)%	33.64%
9/30/2021	24.63%	$1,325,015	1.06%	n/a	(0.93)%	39.79%
9/30/2020	39.66%	$999,213	1.08%	n/a	(0.94)%	40.59%
9/30/2019	2.16%	$589,147	1.08%	n/a	(0.77)%	47.32%
9/30/2018	34.89%	$495,650	1.06%	n/a	(0.75)%	43.85%
Institutional Shares
3/31/2023(5)	14.49%	$973,595	0.99%	n/a	(0.79)%	14.16%
9/30/2022	(38.12)%	$882,206	0.98%	n/a	(0.78)%	33.64%
9/30/2021	24.76%	$1,633,941	0.96%	n/a	(0.83)%	39.79%
9/30/2020	39.82%	$1,106,482	0.99%	n/a	(0.84)%	40.59%
9/30/2019	2.25%	$636,076	0.99%	n/a	(0.69)%	47.32%
9/30/2018	34.94%	$814,426	1.01%	n/a	(0.70)%	43.85%
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2023(5)	21.78%	$13,479	1.15%	1.75%	0.24%	13.24%
9/30/2022	(34.51)%	$12,297	1.26%	1.58%	1.06%	21.48%
9/30/2021	19.50%	$61,975	1.35%	1.75%	0.36%	23.22%
9/30/2020	9.58%	$46,541	1.35%	1.73%	1.59%	21.57%
9/30/2019	1.91%	$45,717	1.35%	1.93%	1.19%	30.58%
9/30/2018	(2.70)%	$49,562	1.41%*	1.78%	0.89%	35.24%
Advisor Shares
3/31/2023(5)	21.90%	$35,841	1.05%	1.40%	0.34%	13.24%
9/30/2022(17)	(14.65)%	$26,872	1.05%	1.97%	0.96%	21.48%
Institutional Shares
3/31/2023(5)	21.89%	$28,608	1.00%	1.32%	0.40%	13.24%
9/30/2022	(34.46)%	$23,562	1.07%	1.45%	1.13%	21.48%
9/30/2021	19.74%	$9,794	1.20%	1.89%	0.51%	23.22%
9/30/2020	9.73%	$6,695	1.20%	2.29%	1.72%	21.57%
9/30/2019	2.04%	$6,315	1.20%	2.47%	1.34%	30.58%
9/30/2018	(2.57)%	$5,842	1.33%*	2.00%	0.87%	35.24%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	93

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
VALUE FUND
Investor Shares
3/31/2023(5)	$12.02	0.06	2.59	2.65	(0.03)	(2.05)	(2.08)	$12.59
9/30/2022	$16.28	0.13	(2.44)	(2.31)	(0.16)	(1.79)	(1.95)	$12.02
9/30/2021	$12.41	0.10	4.82	4.92	(0.06)	(0.99)	(1.05)	$16.28
9/30/2020	$12.88	0.09	(0.02)	0.07	(0.11)	(0.43)	(0.54)	$12.41
9/30/2019	$15.10	0.11	(0.56)	(0.45)	(0.10)	(1.67)	(1.77)	$12.88
9/30/2018	$15.25	0.11	1.19	1.30	(0.05)	(1.40)	(1.45)	$15.10
Advisor Shares
3/31/2023(5)	$11.97	0.07	2.58	2.65	(0.05)	(2.05)	(2.10)	$12.52
9/30/2022	$16.21	0.15	(2.42)	(2.27)	(0.18)	(1.79)	(1.97)	$11.97
9/30/2021	$12.37	0.13	4.79	4.92	(0.09)	(0.99)	(1.08)	$16.21
9/30/2020	$12.83	0.11	(0.02)	0.09	(0.12)	(0.43)	(0.55)	$12.37
9/30/2019	$15.04	0.13	(0.55)	(0.42)	(0.12)	(1.67)	(1.79)	$12.83
9/30/2018	$15.22	0.12	1.19	1.31	(0.09)	(1.40)	(1.49)	$15.04
Institutional Shares
3/31/2023(5)	$11.98	0.07	2.59	2.66	(0.06)	(2.05)	(2.11)	$12.53
9/30/2022	$16.24	0.15	(2.43)	(2.28)	(0.19)	(1.79)	(1.98)	$11.98
9/30/2021	$12.40	0.13	4.80	4.93	(0.10)	(0.99)	(1.09)	$16.24
9/30/2020	$12.86	0.12	(0.02)	0.10	(0.13)	(0.43)	(0.56)	$12.40
9/30/2019	$15.08	0.14	(0.56)	(0.42)	(0.13)	(1.67)	(1.80)	$12.86
9/30/2018	$15.26	0.14	1.19	1.33	(0.11)	(1.40)	(1.51)	$15.08
VALUE INCOME FUND
Investor Shares
3/31/2023(5)	$8.15	0.11	0.85	0.96	(0.12)	—	(0.12)	$8.99
9/30/2022(18)	$10.00	0.15	(1.86)	(1.71)	(0.14)	—	(0.14)	$8.15
Advisor Shares
3/31/2023(5)	$8.15	0.12	0.84	0.96	(0.12)	—	(0.12)	$8.99
9/30/2022(18)	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$8.15
Institutional Shares
3/31/2023(5)	$8.15	0.13	0.83	0.96	(0.12)	—	(0.12)	$8.99
9/30/2022(18)	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$8.15

The accompanying notes are an integral part of the financial statements.

94	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)(19)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE FUND
Investor Shares
3/31/2023(5)	23.03%	$87,836	1.09%	n/a	0.95%	15.04%
9/30/2022	(16.50)%	$82,183	1.06%	n/a	0.86%	27.96%
9/30/2021	41.36%	$108,551	1.05%	n/a	0.67%	25.99%
9/30/2020	0.35%	$78,717	1.08%	n/a	0.73%	39.07%
9/30/2019	(1.80)%	$131,134	1.06%	n/a	0.87%	28.36%
9/30/2018	9.32%	$184,869	1.01%	n/a	0.72%	24.53%
Advisor Shares
3/31/2023(5)	23.20%	$68,701	0.88%	0.98%	1.18%	15.04%
9/30/2022	(16.35)%	$54,633	0.88%	0.96%	1.02%	27.96%
9/30/2021	41.53%	$99,646	0.88%	0.95%	0.84%	25.99%
9/30/2020	0.54%	$84,035	0.88%	0.92%	0.94%	39.07%
9/30/2019	(1.59)%	$108,557	0.88%	0.93%	1.06%	28.36%
9/30/2018	9.43%	$130,949	0.88%	0.89%	0.83%	24.53%
Institutional Shares
3/31/2023(5)	23.25%	$88,753	0.87%	n/a	1.12%	15.04%
9/30/2022	(16.34)%	$90,279	0.85%	n/a	1.01%	27.96%
9/30/2021	41.61%	$163,069	0.83%	n/a	0.88%	25.99%
9/30/2020	0.64%	$123,440	0.82%	n/a	1.02%	39.07%
9/30/2019	(1.57)%	$168,607	0.84%	n/a	1.09%	28.36%
9/30/2018	9.56%	$184,908	0.80%	n/a	0.94%	24.53%
VALUE INCOME FUND
Investor Shares
3/31/2023(5)	11.81%	$637	1.20%	11.01%	2.54%	20.29%
9/30/2022(18)	(17.16)%	$733	1.20%	13.46%	2.73%	15.65%
Advisor Shares
3/31/2023(5)	11.80%	$1,537	1.10%	5.44%	2.74%	20.29%
9/30/2022(18)	(17.11)%	$1,178	1.10%	9.98%	2.86%	15.65%
Institutional Shares
3/31/2023(5)	11.81%	$8,562	1.05%	2.36%	2.78%	20.29%
9/30/2022(18)	(17.10)%	$7,195	1.05%	2.55%	2.86%	15.65%

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	95

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

**	Expense limit from October 1, 2021 to February 28, 2022 was 1.35% for Investor Shares and 1.20% for Institutional Shares. Expense limit was lowered effective March 1, 2022 to 1.15% for Investor Shares and 1.00% for Institutional Shares.
*	Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018 to 1.35% for Investor Shares and 1.20% for Institutional Shares.
(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Unaudited. For the six months ended March 31, 2023.
(6)	Amount is between $0.005 and $(0.005) per share.
(7)	For the period from commencement of operations (April 7, 2022) through September 30, 2022.
(8)	For the period from commencement of operations (December 1, 2021) through September 30, 2022.
(9)	Includes interest expense and dividend expense for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(m) in Notes to Financial Statements for additional information.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
FOCUS FUND
Investor Shares
9/30/2018	1.50%	1.69%
Advisor Shares
9/30/2018&	1.40%	2.74%
GLOBAL UNCONSTRAINED FUND
Investor Shares
3/31/2023#	1.45%	12.30%
9/30/2022#	1.45%	53.92%
Advisor Shares
3/31/2023#	1.35%	3.79%
9/30/2022#	1.35%	9.22%
Institutional Shares
3/31/2023#	1.30%	2.11%
9/30/2022#	1.30%	2.38%
@	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(&)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
#	For the period from commencement of operations (March 31, 2022) through September 30, 2022.
(10)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(11)	For the period from commencement of operations (February 3, 2020) through September 30, 2020.
(12)	For the period from commencement of operations (August 5, 2020) through September 30, 2020.
(13)	For the period from commencement of operations (March 31, 2022) through September 30, 2022.
(14)	For the period from commencement of operations (May 16, 2022) through September 30, 2022.
(15)	For the period from commencement of operations (December 5, 2018) through September 30, 2019.
(16)	For the period from commencement of operations (February 28, 2020) through September 30, 2020.
(17)	For the period from commencement of operations (April 25, 2022) through September 30, 2022.
(18)	For the period from commencement of operations (February 28, 2022) through September 30, 2022.
(19)	The net asset value for financial statement purposes includes the impact of investment transactions and other items reflected on trade date, while the daily dealing net asset value may include the impact of investment transactions and other items on the following day. Total return is based on daily dealing net asset value.

The accompanying notes are an integral part of the financial statements.

96	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Notes to Financial Statements – March 31, 2023

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995 as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2023, Artisan Partners Funds is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Debt Opportunities Fund (“Emerging Markets Debt Opportunities Fund”	April 7, 2022	April 7, 2022	April 7, 2022
Artisan Floating Rate Fund (“Floating Rate Fund”)	December 1, 2021	December 1, 2021	December 1, 2021
Artisan Focus Fund (“Focus Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	August 5, 2020	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Unconstrained Fund (“Global Unconstrained Fund”)	March 31, 2022	March 31, 2022	March 31, 2022
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Explorer Fund (“International Explorer Fund”)	N/A	May 16, 2022	May 16, 2022
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28, 2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	April 25, 2022	June 26, 2006
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011
Artisan Value Income Fund (“Value Income Fund”)	February 28, 2022	February 28, 2022	February 28, 2022

During the reporting period, Developing World Fund, Floating Rate Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Explorer Fund, International Small-Mid Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, Value Fund, and Value Income Fund operated as open-end, diversified mutual funds. During the reporting period, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, Select Equity Fund, and Sustainable Emerging Markets Fund operated as open-end, non-diversified mutual funds. The investment objective of each Fund (except Developing World Fund, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund, High Income Fund and Value Income Fund) is to seek maximum long-term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. Emerging Markets Debt Opportunities Fund’s, Floating Rate Fund’s, Global Unconstrained Fund’s, and High Income Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Focus Fund’s investment objective is to seek maximum long-term capital appreciation. Value Income Fund’s investment objective is to provide total return through a combination of income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above, except for International Explorer Fund which only offers Advisor Shares and Institutional Shares. Investor Shares of the Funds are generally available to members of the general public. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to a Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through one or more wholly-owned subsidiaries. References herein to each such Fund include references to a subsidiary in respect of the Fund’s investment exposure. The allocation of the Fund’s portfolio in a subsidiary will vary over time. Each such Fund will treat a subsidiary’s assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)

Investments in Subsidiaries – Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated financial statements include the accounts of the Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of March 31, 2023, Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. had $370,125 in net assets, representing 1.40% of Emerging Markets Debt Opportunities Fund’s net assets and Artisan Global Unconstrained Subsidiary Ltd. had $109,297 in net assets, representing 0.64% of Global Unconstrained Fund’s net assets.

(b)

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Over-the-counter derivatives (including total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) were valued at the latest net asset value reported by the investment company.

Fixed income securities, including loan participation notes, were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

A new rule adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices, Rule 2a-5 under the 1940 Act (Rule 2a-5), has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4 without resulting in a material impact to the Funds. Artisan Partners was designated by the board of directors as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Artisan Partners’ Procedures for Valuation of Portfolio Securities Held by Artisan Partners Funds, Inc. and under the general oversight of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not reliable.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.

(c)

Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2019 through 2022) and have concluded that, as of March 31, 2023, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the period ended March 31, 2023, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2023, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends have been accrued based on the Funds’ understanding of the applicable country’s tax rules and rates. Foreign taxes imposed on realized and unrealized gains was based on the Funds’ understanding of the applicable country’s tax rules and rates and, if applicable, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments”, as applicable, on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(d)

Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(e)

Restricted securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(f)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities and included in other assets less liabilities in the Schedules of Investments. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(g)

Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)

Equity-linked securities – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities that the Funds typically purchase and, in those cases, the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)

Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)

Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of March 31, 2023, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)

Unfunded Commitments – Pursuant to the terms of certain term loan agreements, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund, and High Income Fund are obligated to fund term loan commitments at the borrower’s discretion. During the period, Floating Rate Fund and High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses are presented separately on the Statements of Operations. As of March 31, 2023, the Funds had no unfunded loan commitments.

Redemption Fees – Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund generally impose a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believes such waiver is in the best interest of the Fund, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short- term trading. During the period ended March 31, 2023, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(m)

Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

100	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Funds incur expenses as a result of executing short sales.

During the period ended March 31, 2023, Global Unconstrained Fund engaged in short sales and paid interest on securities sold short, which is included in Interest in the Statements of Operations. For the period ended March 31, 2023, Global Unconstrained Fund incurred fees and expenses on short sales, which is included in other operating expenses in the Statements of Operations. As of March 31, 2023, Global Unconstrained Fund had open short sale positions.

(n)

Securities Lending – In order to generate incremental revenue, a Fund may participate in a securities lending program, in which securities from its portfolio may be loaned to third parties. As a matter of policy, securities loans by such Funds are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before a Fund can dispose of it. The borrower pays to a participating Fund an amount equal to any dividends or interest received on securities lent (known as “manufactured payments” or “substitute payments”). Manufactured payments for dividends or interest received by a participating Fund while its securities are loaned out will not be considered qualified dividend income and will have other tax implications. To the extent that a Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. A participating Fund retains all or a portion of the interest received on investment of the cash collateral and/or receives a fee from the borrower. The Funds will typically invest cash collateral in government money market funds. A participating Fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the Fund from its securities lending activities. A participating Fund may recall loaned securities on demand.

Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), currently serves as the securities lending agent for the Funds. GSAL receives as compensation for its services a portion of the amount earned by each Fund for lending securities.

Income from the securities lending program is recorded when earned or as soon as reliable information became available from the lending agent. Net income for each Fund is reflected in the Statements of Operations under “Income from securities lending.” During the period ended March 31, 2023, Global Equity Fund, High Income Fund, International Fund, Mid Cap Value Fund and Sustainable Emerging Markets Fund participated in the securities lending program. As of March 31, 2023, International Fund and Sustainable Emerging Markets Fund had securities on loan.

(o)

Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends related to corporate actions, if any, were included in dividend income, and generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and included accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)	Risks:

Like all mutual funds, the Funds take investment risks and it is possible for you to lose money by investing in a Fund. Investors in each Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This section describes certain of the principal risks associated with investing in each Fund, but is not a complete list of every risk involved in investing in each Fund and the Fund may be exposed to additional risks not listed below. See the Funds’ prospectus and statement of additional information

Artisan Partners Funds	101

NOTES TO FINANCIAL STATEMENTS

regarding the risks of investing in shares of the Funds. An investment in a Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The success of a Fund is dependent on such Fund’s investment team’s investment decisions, which are based, in part, on the research process employed by the Fund’s investment team. The portfolio securities selected by the investment team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. To the extent an investment team considers environmental, social and governance factors in its research process, such Fund may forgo certain investment opportunities and underperform funds that do not consider environmental, social and governance factors.

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, impact Artisan Partners Funds and its service providers’ business functions and affect fund performance. For example, the global outbreak of the 2019 novel coronavirus (“COVID-19”), together with resulting voluntary and governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, has meaningfully disrupted the global economy and markets. Although the long-term economic fallout of COVID-19 is difficult to predict, it has had and is expected to continue to have, notwithstanding widespread COVID-19 vaccination efforts, ongoing material adverse effects across many, if not all, aspects of regional, national and global economies.

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

In addition, Russia’s military invasion of Ukraine in February 2022, the resulting responses by the US and other countries, and the potential for wider conflict could increase volatility and uncertainty in global financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, even if a Fund does not have direct exposure to Russian issuers or issuers in other countries directly affected by the invasion.

Investment risks typically are greater in emerging and developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. The securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. Each Fund that may invest in fixed income securities may invest in debt securities without considering the maturity of the investment. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect each Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade or be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds.

102	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Investments in loans, including floating or adjustable rate loans, are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Floating Rate Fund and High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which a Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford a Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or meet redemption obligations until a substantial period after the sale of the loans.

The London Interbank Offered Rate (“LIBOR”) is expected to cease to be available, or appropriate for use, by June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Regulators and market participants are working together to identify or develop a replacement rate. For instance, the US Federal Reserve based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace US dollar LIBOR. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate including but not limited to SOFR, may also adversely affect the Fund’s performance and/or NAV. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined and may vary depending on factors that include but are not limited to existing fallback or termination provisions in individual contracts.

As non-diversified funds, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, Select Equity Fund, and Sustainable Emerging Markets Fund may invest a larger portion of their assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

Operational failures, cyber-attacks or other disruptions that affect the Funds’ service providers, the Funds’ counterparties, other market participants or the issuers of securities held by the Funds may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing Fund operations.

A Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by Artisan Partners. For example, changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If a Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction.

In addition to the risks of an adverse change in the value of the underlying reference asset, a Fund’s use of derivatives, including, but not limited to, over-the-counter (“OTC”) derivatives, involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage and may be highly volatile, and a Fund could lose more than the amount it invests, especially in unusual or extreme market conditions. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

US and non-US legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, new regulation of derivative instruments and a Fund’s use of such instruments. New regulations could, among other things, restrict a Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to the Fund) and/or increase the costs of such transactions, and a Fund may as a result be unable to execute its investment strategies in a manner Artisan Partners might otherwise choose. In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivatives risk management program that takes into account how a Fund’s derivatives use affects its investment portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management.

Emerging Markets Debt Opportunities Fund’s and Global Unconstrained Fund’s investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt.

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(a). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2023 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Americas	$1,379,225	$-	$-		$1,379,225
Emerging Markets	581,605	553,393	-	(3)	1,134,998
Europe	102,970	325,037	-		428,007
Pacific Basin	254,139	-	-		254,139
Investment Company	26,050	-	-		26,050
Total Investments	$2,343,989	$878,430	$-	(3)	$3,222,419
Emerging Markets Debt Opportunities
Sovereign Government Bonds(1)	$-	$16,276	$-		$16,276
Corporate Bonds(1)	-	4,544	-		4,544
Sovereign Government Treasury Bill	-	787	-		787
U.S. Treasury Obligations	-	2,195	-		2,195
Investment Companies	912	-	-		912
Total Investments	912	23,802	-		24,714
Foreign Currency Forward Contracts(2)	-	7	-		7
Futures(2)	(206)	-	-		(206)
Centrally Cleared Credit Default Swap(2)	-	1	-		1
OTC Credit Default Swap(2)	-	-	-		-
Centrally Cleared Interest Rate Swaps(2)	-	(36)	-		(36)
Total	$706	$23,774	$-		$24,480

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
Floating Rate
Bank Loans(1)	$-	$41,134		$-		$41,134
Corporate Bonds(1)	-	3,456		-		3,456
Warrants	-	-	(3)	-		-
Investment Companies	3,217	-		-		3,217
Total Investments	$3,217	$44,590		$-		$47,807
Focus
Common Stocks(1)	$1,293,612	$21,339		$-		$1,314,951
Options Purchased	23,838	-		-		23,838
Investment Company	89,962	-		-		89,962
Total Investments	1,407,412	21,339		-		1,428,751
Foreign Currency Forward Contracts(2)	-	1,300		-		1,300
Total	$1,407,412	$22,639		$-		$1,430,051
Global Discovery
Common Stocks(1)
Americas	$164,971	$-		$-		$164,971
Emerging Markets	2,773	5,280		-		8,053
Europe	15,315	46,325		-		61,640
Pacific Basin	2,107.00	9,552		-		11,659
Investment Company	16,127	-		-		16,127
Total Investments	$201,293	$61,157		$-		$262,450
Global Equity
Common Stocks(1)
Americas	$74,250	$5,873		$-		$80,123
Emerging Markets	20,147	19,140		-	(3)	39,287
Europe	9,746	53,264		-		63,010
Pacific Basin	-	14,191		-		14,191
Investment Company	3,561	-		-		3,561
Total Investments	$107,704	$92,468		$-	(3)	$200,172
Global Opportunities
Common Stocks(1)
Americas	$1,587,911	$-		$-		$1,587,911
Emerging Markets	33,486	28,341.00		-		61,827
Europe	59,211	729,785		-		788,996
Pacific Basin	-	300,256		-		300,256
Investment Company	113,084	-		-		113,084
Total Investments	$1,793,692	$1,058,382		$-		$2,852,074

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Global Unconstrained
Sovereign Government Bonds(1)	$-	$11,109	$-		$11,109
Corporate Bonds(1)	-	3,225	-		3,225
Common Stock(1)	-	265	-		265
Exchange Traded Fund(1)	37	-	-		37
Sovereign Government Treasury Bills	-	254	-		254
U.S. Treasury Obligations	-	124	-		124
Repurchase Agreements	-	1,614	-		1,614
Investment Companies	520	-	-		520
Total Investments before securities sold short	557	16,591	-		17,148
Common Stock(1)	-	(84)	-		(84)
Sovereign Government Bonds(1)	-	(1,286)	-		(1,286)
Total Investments after securities sold short	557	15,221	-		15,778
Foreign Currency Forward Contracts(2)	-	(99)	-		(99)
Futures(2)	(135)	-	-		(135)
Centrally Cleared Credit Default Swaps(2)	-	(11)	-		(11)
OTC Credit Default Swaps(2)	-	(1)	-		(1)
Centrally Cleared Interest Rate Swaps(2)	-	(85)	-		(85)
OTC Interest Rate Swap(2)	-	2	-		2
Total	$422	$15,027	$-		$15,449
Global Value
Common Stocks(1)
Americas	$883,082	$-	$-		$883,082
Emerging Markets	5,600	166,891	-		172,491
Europe	-	862,686	-		862,686
Pacific Basin	-	20,092	-		20,092
Investment Company	87,500	-	-		87,500
Total Investments	$976,182	$1,049,669	$-		$2,025,851
High Income
Corporate Bonds(1)	$-	$4,948,853	$-		$4,948,853
Bank Loans(1)	-	938,671	-		938,671
Common Stock(1)	-	23,173	-		23,173
Warrants	-	- (3)	-		-
Investment Company	477,634	-	-		477,634
Total Investments	477,634	5,910,697	-		6,388,331
Foreign Currency Forward Contracts(2)	-	(55)	-		(55)
Total	$477,634	$5,910,642	$-		$6,388,276
International
Common Stocks and Equity-Linked Security(1)
Americas	$872,098	$227,882	$-		$1,099,980
Emerging Markets	254,665	371,465	-	(3)	626,130
Europe	296,779	2,874,339	-		3,171,118
Pacific Basin	-	392,583	-		392,583
Investment Company	245,272	-	-		245,272
Total Investments	$1,668,814	$3,866,269	$-	(3)	$5,535,083

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
International Explorer
Common Stocks(1)
Americas	$2,906	$2,750	$-		$5,656
Emerging Markets	3,782	5,422	-		9,204
Europe	958	15,494	-		16,452
Pacific Basin	-	6,662	-		6,662
Investment Companies	6,368	-	-		6,368
Total Investments	$14,014	$30,328	$-		$44,342
International Small-Mid
Common Stocks(1)
Americas	$1,026,430	$-	$-		$1,026,430
Emerging Markets	210,910	76,057	-		286,967
Europe	1,639.00	2,122,384	-		2,124,023
Middle East	284,905	28,916	-		313,821
Pacific Basin	-	576,216	-		576,216
Investment Company	43,805	-	-		43,805
Total Investments	$1,567,689	$2,803,573	$-		$4,371,262
International Value
Common Stocks and Equity-Linked Security(1)
Americas	$3,925,632	$824,553	$-		$4,750,185
Emerging Markets	355,239	4,036,913	102,470		4,494,622
Europe	657,888	13,276,172	-		13,934,060
Pacific Basin	-	512,396	-		512,396
Investment Company	2,633,582	-	-		2,633,582
Total Investments	7,572,341	18,650,034	102,470		26,324,845
OTC Total Return Swap(1)	-	1,677	-		1,677
Total	$7,572,341	$18,651,711	$102,470		$26,326,522
Mid Cap
Common Stocks(1)	$4,355,701	$-	$-		$4,355,701
Investment Company	120,786	-	-		120,786
Total Investments	$4,476,487	$-	$-		$4,476,487
Mid Cap Value
Common Stocks(1)	$1,233,675	$-	$-		$1,233,675
Investment Company	11,629	-	-		11,629
Total Investments	$1,245,304	$-	$-		$1,245,304
Select Equity
Common Stocks(1)	$28,751	$6,133	$-		$34,884
Investment Company	2,024	-	-		2,024
Total Investments	$30,775	$6,133	$-		$36,908
Small Cap
Common Stocks(1)	$1,863,450	$-	$-		$1,863,450
Investment Company	19,229	-	-		19,229
Total Investments	$1,882,679	$-	$-		$1,882,679
Sustainable Emerging Markets
Common Stocks(1)
Americas	$718	$-	$-		$718
Emerging Markets	13,920	56,993	-	(3)	70,913
Pacific Basin	409	3,065	-	(3)	3,474
Investment Company	2,207	-	-		2,207
Total Investments	$17,254	$60,058	$-	(3)	$77,312

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value
Common Stocks(1)	$201,586	$36,403	$-	$237,989
Investment Company	4,268	-	-	4,268
Total Investments	$205,854	$36,403	$-	$242,257
Value Income
Common Stocks(1)	$8,298	$1,330	$-	$9,628
Corporate Bonds(1)	-	575	-	575
Convertible Bonds(1)	-	281	-	281
Convertible Preferred Stock(1)	184	-	-	184
Investment Companies	140	-	-	140
Total Investments	8,622	2,186	-	10,808
Written Option Contracts	(7)	-	-	(7)
Total	$8,615	$2,186	$-	$10,801

(1)See the Fund’s Schedule of Investments for industry or country classifications.

(2)Foreign currency forward contracts, futures contracts, OTC total return swaps and centrally cleared swap contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)Valued at $0.

Information about Level 3 fair value measurements (dollar value in thousands):

Assets	Fair Value at March 31, 2023		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Developing World Fund
Common Stock	$-	(1)	Last quote in inactive market less 100% discount	N/A
Global Equity Fund
Common Stock	$-	(1)	Last quote in inactive market less 100% discount	N/A
International Fund
Common Stock	$-	(1)	Last quote in inactive market less 100% discount	N/A
International Value Fund
Common Stock	$102,470		Mark-to-Model Approach	Increase
Sustainable Emerging Markets Fund
Common Stock	$-	(1)	Last quote in inactive market less 100% discount	N/A

(1)Includes one or more securities valued at $0.

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2023, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Developing World Fund		Emerging Markets Debt Opportunities Fund		Global Equity Fund		Global Unconstrained Fund		International Fund		International Value Fund	Sustainable Emerging Markets Fund
Balance as of September 30, 2022	$-	(1)	$1		$-	(1)	$8		$-	(1)	$-	$-	(1)
Transfers into Level 3	-		-		-		-		-		-	-
Net change in unrealized appreciation (depreciation)	-		9		-		5		-		2,470	93
Purchases	-		-	(1)	-		-	(1)	-		100,000	-
Sales	-		-	(1)	-		-	(1)	-		-	(20)
Realized Gain/(Loss)	-		1		-		5		-		-	(73)
Transfers out of Level 3	-		(11)		-		(18)		-		-	-
Balance as of March 31, 2023	$-	(1)	$-		$-	(1)	$-		$-	(1)	$102,470	$-	(1)
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2023	$-		$-		$-		$-		$-		$2,470	$-

(1)Includes one or more securities valued at $0.

(5)	Transfer agent and authorized agent fees and Shareholder communications expenses:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares of the Funds, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. See the Funds’ prospectus and statement of additional information about authorized agents. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2023 (in thousands):

	Six Months Ended 3/31/2023
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents		Total
Artisan Developing World Fund - Investor Shares	$24	$349		$373
Artisan Developing World Fund - Advisor Shares	17	654		671
Artisan Developing World Fund - Institutional Shares	20	-		20
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares	12	6		18
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares	12	-	(1)	12
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares	12	-		12
Artisan Floating Rate Fund - Investor Shares	13	8		21
Artisan Floating Rate Fund - Advisor Shares	12	9		21
Artisan Floating Rate Fund - Institutional Shares	12	-		12
Artisan Focus Fund - Investor Shares	28	243		271
Artisan Focus Fund - Advisor Shares	14	326		340
Artisan Focus Fund - Institutional Shares	14	-		14
Artisan Global Discovery Fund - Investor Shares	16	42		58
Artisan Global Discovery Fund - Advisor Shares	12	7		19
Artisan Global Discovery Fund - Institutional Shares	13	-		13
Artisan Global Equity Fund - Investor Shares	17	81		98

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2023
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents		Total
Artisan Global Equity Fund - Advisor Shares	$13	$2		$15
Artisan Global Equity Fund - Institutional Shares	13	-		13
Artisan Global Opportunities Fund - Investor Shares	32	842		874
Artisan Global Opportunities Fund - Advisor Shares	15	257		272
Artisan Global Opportunities Fund - Institutional Shares	17	-		17
Artisan Global Unconstrained Fund - Investor Shares	12	6		18
Artisan Global Unconstrained Fund - Advisor Shares	11	1		12
Artisan Global Unconstrained Fund - Institutional Shares	12	-		12
Artisan Global Value Fund - Investor Shares	22	224		246
Artisan Global Value Fund - Advisor Shares	13	94		107
Artisan Global Value Fund - Institutional Shares	15	-		15
Artisan High Income Fund - Investor Shares	18	870		888
Artisan High Income Fund - Advisor Shares	23	1,197		1,220
Artisan High Income Fund - Institutional Shares	25	-		25
Artisan International Fund - Investor Shares	100	1,814		1,914
Artisan International Fund - Advisor Shares	15	350		365
Artisan International Fund - Institutional Shares	21	-		21
Artisan International Explorer Fund - Advisor Shares	14	3		17
Artisan International Explorer Fund - Institutional Shares	14	-		14
Artisan International Small-Mid Fund - Investor Shares	25	350		375
Artisan International Small-Mid Fund - Advisor Shares	15	496		511
Artisan International Small-Mid Fund - Institutional Shares	19	-		19
Artisan International Value Fund - Investor Shares	43	2,662		2,705
Artisan International Value Fund - Advisor Shares	20	2,468		2,488
Artisan International Value Fund - Institutional Shares	27	-		27
Artisan Mid Cap Fund - Investor Shares	56	1,555		1,611
Artisan Mid Cap Fund - Advisor Shares	15	239		254
Artisan Mid Cap Fund - Institutional Shares	25	-		25
Artisan Mid Cap Value Fund - Investor Shares	47	380		427
Artisan Mid Cap Value Fund - Advisor Shares	15	105		120
Artisan Mid Cap Value Fund - Institutional Shares	14	-		14
Artisan Select Equity Fund - Investor Shares	13	9		22
Artisan Select Equity Fund - Advisor Shares	12	1		13
Artisan Select Equity Fund - Institutional Shares	12	-		12
Artisan Small Cap Fund - Investor Shares	50	652		702
Artisan Small Cap Fund - Advisor Shares	15	115		130
Artisan Small Cap Fund - Institutional Shares	18	-		18
Artisan Sustainable Emerging Markets Fund - Investor Shares	15	9		24
Artisan Sustainable Emerging Markets Fund - Advisor Shares	13	14		27
Artisan Sustainable Emerging Markets Fund - Institutional Shares	13	-		13
Artisan Value Fund - Investor Shares	21	89		110
Artisan Value Fund - Advisor Shares	13	25		38
Artisan Value Fund - Institutional Shares	13	-		13
Artisan Value Income Fund - Investor Shares	13	7		20
Artisan Value Income Fund - Advisor Shares	12	-	(1)	12
Artisan Value Income Fund - Institutional Shares	12	-		12

(1)Amount rounds to less than $1.

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(6)	Derivative Transactions:

Each Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivative risk management program that takes into account how its derivatives use affects its investment in portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management. To the extent a Fund is not a limited derivatives user (as defined in Rule 18f-4), Rule 18f-4, among other things, limits a Fund’s derivatives exposure through a value-at-risk test and requires such Funds to adopt and implement a derivatives risk management program that is reasonably designed to manage the Funds’ derivatives risks. Subject to certain conditions, Funds that are limited derivatives users are not subject to the full requirements of Rule 18f-4. In order to qualify as a limited derivatives user, a Fund’s derivatives “exposure” (as defined in Rule 18f-4) cannot exceed 10% of its net assets, excluding certain currency or interest rate derivatives used for hedging purposes in accordance with specific requirements set out in Rule 18f-4. Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund and High Income Fund are full derivatives users while the remaining Funds are limited derivatives users.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, High Income Fund and International Explorer Fund each used foreign currency contracts for hedging currency exposure during the period ended March 31, 2023.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

Futures Transactions

Each Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument during the period ended March 31, 2023. High Income Fund used futures contracts to manage duration exposure during the period ended March 31, 2023.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

Options Transactions

Each Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. Focus Fund and Value Income Fund held option contracts during the period ended March 31, 2023.

Each Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in a Fund’s use of options. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund held swaption contracts during the period ended March 31, 2023.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the period ended March 31, 2023, Focus Fund and Value Income Fund used options transactions to enhance alpha and minimize downside market risk.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimal credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies and other relevant factors.

To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the US Bankruptcy Code, each Fund intends to comply with provisions under the Bankruptcy Code that would allow it immediately to resell such collateral. Global Unconstrained Fund held repurchase agreements during the period ended March 31, 2023.

Swap Transactions

Each Fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. An example of one type of swap involves the exchange by the Fund with another party of their respective commitments to pay or receive cash flows, for example, an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statement of Operations. Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market factors. These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party or derivatives clearing organization when the swap contract is executed and is recorded as Due from brokers on the Statement of Assets and Liabilities.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if a Fund agrees to exchange payments in US dollars for payments in a non-US currency, the swap agreement would tend to decrease a Fund’s exposure to US interest rates and increase its exposure to that non-US currency and interest rates.

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to a Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency.

Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

A credit default swap on a bond is an agreement between a Fund and a counterparty that enables a Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a specific default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a US or non-US corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

Each Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection).

Each Fund may also engage in total return swaps, in which payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). Total return swap agreements may be used to obtain exposure to a security, commodity, or market without owning or taking physical custody of such security or investing directly in such market. Each Fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the fund’s use of futures contracts, in addition to the risks involved in the fund’s use of swap agreements. A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the Fund does not own or take physical custody of such asset or invest directly in such market.

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when a Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s NAV. During the period ended March 31, 2023, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used swap transactions to create investment leverage. During the period ended March 31, 2023, International Value Fund used swap transactions to gain exposure in the issuer.

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2023 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts		$281
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts		$(274)
	Interest rate	Futures contracts	Payable for variation margin on futures contracts		$(206)	*
	Credit	Centrally cleared swap contracts	Receivable for variation margin on centrally cleared swap contracts		$1	*
	Interest rate	Centrally cleared swap contracts	Receivable for variation margin on centrally cleared swap contracts		$(36)	*
	Credit	Over the counter swap contracts	Swap contracts, at value	$	- (1)
Focus	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts		$1,817
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts		$(517)
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value		$23,838
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts		$129
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts		$(228)
	Interest rate	Futures contracts	Receivable for variation margin on futures contracts		$(126)	*
	Equity	Futures contracts	Payable for variation margin on futures contracts		$(9)	*
	Credit	Centrally cleared swap contracts	Receivable for variation margin on centrally cleared swap contracts		$(11)	*
	Interest rate	Centrally cleared swap contracts	Receivable for variation margin on centrally cleared swap contracts		$(85)	*
	Credit	Over the counter swap contracts	Swap contracts, at value		$21
	Interest rate	Over the counter swap contracts	Swap contracts, at value		$2
High Income	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts		$(55)
International Value	Equity	Over the counter swap contracts	Swap contracts, at value		$1,677
Value Income	Equity	Written options contracts	Written options, at value		$(7)

(1)Amount rounds to less than $1.

*  Futures contracts and centrally cleared swap contracts are valued in this table at unrealized appreciation (depreciation). Amounts reported in the Statements of Assets and Liabilities reflect only the current day’s variation margin related to these contracts.

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on the Statements of Operations for the period ended March 31, 2023 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$79	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(28)
	Interest rate	Futures contracts	Net realized gain on futures contracts	$499	Net decrease in unrealized appreciation or depreciation on futures contracts	$(517)
	Equity	Purchased options contracts	Net realized gain on investments, from unaffiliated issuers	$-	Net decrease in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$(3)
	Credit	Centrally cleared swap contracts	Net realized gain on swap contracts	$-	Net increase in unrealized apprectiation or depreciation on swap contracts	$- (1)
	Interest rate	Centrally cleared swap contracts	Net realized loss on swap contracts	$(1)	Net increase in unrealized apprectiation or depreciation on swap contracts	$12
Focus	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$5,590	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(7,680)
	Equity	Purchased options contracts	Net realized loss on investments, from unaffiliated issuers	$(55)	Net increase in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$30
	Equity	Written options contracts	Net realized loss on written options	$(7,936)	Net decrease in unrealized appreciation or depreciation on written options	$-

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(161)	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(172)
	Interest rate	Futures contracts	Net realized gain on futures contracts	$281	Net decrease in unrealized appreciation or depreciation on futures contracts	$(295)
	Equity	Futures contracts	Net realized gain on futures contracts	$7	Net decrease in unrealized appreciation or depreciation on futures contracts	$(30)
	Equity	Purchased options contracts	Net realized gain on investments, from unaffiliated issuers	$2	Net increase in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$-
	Credit	Centrally cleared swap contracts	Net realized loss on swap contracts	$(49)	Net decrease in unrealized appreciation or depreciation on swap contracts	$(137)
	Interest rate	Centrally cleared swap contracts	Net realized gain on swap contracts	$35	Net decrease in unrealized appreciation or depreciation on swap contracts	$(127)
High Income	Interest rate	Futures contracts	Net realized gain on futures contracts	$3,824	Net decrease in unrealized appreciation or depreciation on futures contracts	$(4,289)
	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$14	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(103)
International Explorer	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(25)	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$-
International Value	Equity	OTC total return swap contracts	Net realized gain on swap contracts	$6,034	Net increase in unrealized apprectiation or depreciation on swap contracts	$2,205
Value Income	Equity	Written options contracts	Net realized gain on written options	$6	Net increase in unrealized appreciation or depreciation on written options	$7

(1)Amount rounds to less than $1.

The average monthly amount outstanding for each derivative type for the period ended March 31, 2023 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Emerging Markets Debt Opportunities	Centrally cleared credit default swaps	$242
	Centrally cleared interest rate swaps	$3,733
	Foreign currency forward contracts	$21,552
	Futures contracts	$11,834
	Swaptions	$1
Focus	Foreign currency forward contracts	$176,284
	Purchased options contracts	$27,190
Global Unconstrained	Centrally cleared credit default swaps	$7,474
	Centrally cleared interest rate swaps	$2,286
	Foreign currency forward contracts	$13,620
	Futures contracts	$8,444
	Swaptions	$1
	Variable rate swap	$31
High Income	Foreign currency forward contracts	$4,348
	Futures contracts	$13,967
International Explorer	Foreign currency forward contracts	$272
International Value	Total return swaps	$1,629
Value Income	Written options contracts	$5

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts as of March 31, 2023:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citigroup Global Markets	$71	$(54)	$-	17
	Standard Chartered Bank	203	(189)	-	14
	JPMorgan Chase Bank, N.A.	7	(7)	-	-
Focus	JPMorgan Chase Bank, N.A.	1,817	(517)	-	1,300
Global Unconstrained	Citigroup Global Markets	13	(13)	-	-
	JPMorgan Chase Bank, N.A.	26	(26)	-	-
	Standard Chartered Bank	90	(90)	-	-
International Value	UBS AG	1,677	-	-	1,677

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citigroup Global Markets	$54	$(54)	$-	$-
	Standard Chartered Bank	189	(189)	-	-
	JPMorgan Chase Bank, N.A.	31	(7)	-	24
Focus	JPMorgan Chase Bank, N.A.	517	(517)	-	-
Global Unconstrained	Citigroup Global Markets	21	(13)	-	8
	Goldman Sachs International	3	-	-	3
	JPMorgan Chase Bank, N.A.	70	(26)	-	44
	Standard Chartered Bank	134	(90)	-	44
High Income	Bank Of America, N.A.	55	-	-	55

(7)	Related Party Transactions:

(a)

Investment Advisory Agreement – The Adviser, with which the officers and two directors of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the period ended March 31, 2023. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Emerging Markets Debt Opportunities

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.750%
$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.675
Greater than $5 billion	0.650

Floating Rate Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.680%
$1 billion to $2 billion	0.660
$2 billion to $3.5 billion	0.640
$3.5 billion to $10 billion	0.620
Greater than $10 billion	0.600

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Focus Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

Global Equity Fund:

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.825
Greater than $5 billion	0.800

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Global Unconstrained Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.950%
$1 billion to $2 billion	0.925
$2 billion to $3.5 billion	0.900
$3.5 billion to $5 billion	0.875
Greater than $5 billion	0.850

Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Explorer Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.050%
Greater than $500 million	1.000

International Small-Mid Fund

Average Daily Net Assets	Annual Rate
Less than $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Greater than $5 billion	0.950

International Value Fund, Mid Cap Fund, Mid Cap Value Fund and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Select Equity Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.750%
$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.675
Greater than $5 billion	0.650

Sustainable Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.850%
$1 billion to $2 billion	0.825
$2 billion to $3.5 billion	0.800
$3.5 billion to $5 billion	0.775
Greater than $5 billion	0.750

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

Value Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.700%
$1 billion to $2 billion	0.675
$2 billion to $3.5 billion	0.650
$3.5 billion to $5 billion	0.625
Greater than $5 billion	0.600

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(b)

Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees, and to the extent that the fee waiver is insufficient to reimburse any ordinary operating expenses, to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. These contractual limits continue through January 31, 2024 at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the period ended March 31, 2023 (dollar values in thousands).

For the period ended March 31, 2023, Emerging Markets Debt Opportunities Fund, Global Unconstrained Fund, and Value Income Fund incurred operating expenses of approximately $15,000, $38,000, and $82,000, respectively, that were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser at March 31, 2023.

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Emerging Markets Debt Opportunities Fund - Investor Shares	1.25%	29	(1)
Emerging Markets Debt Opportunities Fund - Advisor Shares	1.15%	23	(1)
Emerging Markets Debt Opportunities Fund - Institutional Shares	1.10%	51	(1)
Floating Rate Fund - Investor Shares	1.20%	35	(2)
Floating Rate Fund - Advisor Shares	1.10%	43	(2)
Floating Rate Fund - Institutional Shares	1.05%	38	(2)
Global Discovery Fund - Investor Shares	1.40%	2
Global Discovery Fund - Advisor Shares	1.30%	16
Global Discovery Fund - Institutional Shares	1.25%	-
Global Equity Fund - Investor Shares	1.35%	-
Global Equity Fund - Advisor Shares	1.25%	18
Global Unconstrained Fund - Investor Shares	1.45%	29	(3)
Global Unconstrained Fund - Advisor Shares	1.35%	28	(3)
Global Unconstrained Fund - Institutional Shares	1.30%	57	(3)
International Explorer Fund - Advisor Shares	1.40%	31	(4)
International Explorer Fund - Institutional Shares	1.35%	46	(4)
Select Equity Fund - Investor Shares	1.25%	30
Select Equity Fund - Advisor Shares	1.15%	22
Select Equity Fund - Institutional Shares	1.10%	27
Sustainable Emerging Markets Fund - Investor Shares*	1.15%	40
Sustainable Emerging Markets Fund - Advisor Shares	1.05%	56	(5)
Sustainable Emerging Markets Fund - Institutional Shares*	1.00%	43
Value Fund - Advisor Shares	0.88%	33
Value Income Fund - Investor Shares	1.20%	34	(6)
Value Income Fund - Advisor Shares	1.10%	30	(6)
Value Income Fund - Institutional Shares	1.05%	53	(6)

*  Prior to March 1, 2022, expense limit, as a percentage of average daily net assets, was 1.35% and 1.20% for Investor Shares and Institutional Shares, respectively.

(1)For the period from commencement of operations (April 7, 2022) through September 30, 2022.

(2)For the period from commencement of operations (December 1, 2021) through September 30, 2022.

(3)For the period from commencement of operations (March 31, 2022) through September 30, 2022.

(4)For the period from commencement of operations (May 16, 2022) through September 30, 2022.

(5)For the period from commencement of operations (April 25, 2022) through September 30, 2022.

(6)For the period from commencement of operations (February 28, 2022) through September 30, 2022.

(c)

Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the period ended March 31, 2023, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $300,000.

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

Amount
Independent board chair	$100,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)

Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 7, 2023. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $400 million. The Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) the Eurodollar Rate for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.00%, (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% . The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes.

During the period ended March 31, 2023, there were borrowings under the line of credit as follows:

Fund	Average Borrowings	Average Borrowing Rates
Global Equity	$2,091,667	1.21%
International	9,650,000	1.32%
Small Cap	150,000	1.09%
Value	275,000	1.11%

All fees and interest expense related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at March 31, 2023.

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(9)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the period ended March 31, 2023 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$1,021,284	$1,880,938
Emerging Markets Debt Opportunities	16,259	13,780
Floating Rate	19,674	19,547
Focus	1,889,266	2,225,521
Global Discovery	55,806	75,865
Global Equity	124,258	132,667
Global Opportunities	556,953	1,308,515
Global Unconstrained	11,877	9,814
Global Value	115,940	361,781
High Income	1,101,935	483,505
International	2,004,350	2,773,589
International Explorer	17,080	4,145
International Small-Mid	524,438	647,209
International Value	2,204,907	3,337,632
Mid Cap	895,915	1,094,484
Mid Cap Value	232,830	459,014
Select Equity	4,361	4,873
Small Cap	267,367	478,583
Sustainable Emerging Markets	10,200	9,119
Value	35,434	68,161
Value Income	2,836	2,021

(10)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended March 31, 2023 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2023.
Transactions in securities of affiliates:

	As of 09/30/2022			Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	As of 03/31/2023
Funds	Shares Balance	Value	Purchases at Cost				Share Balance	Value	Dividend Income@
International Small-Mid Fund
Carenet, Inc.(1)	3,363	$27,595	$-	$(5,709)	$(2,202)	$2,410	2,696	$22,094	$128
CKD Corp.(1)	4,057	48,288	-	(3,958)	(2,548)	19,669	3,769	61,451	1,153
Daikokutenbussan Co. Ltd.(1)	838	30,492	-	(1,602)	(1,824)	3,004	793	30,070	-
Model N, Inc.*†	2,003	68,548	-	(15,832)	(241)	452	1,581	52,927	-
Ubicom Holdings, Inc.(1)	847	12,677	-	(641)	(791)	1,430	807	12,675	60
ViewRay, Inc.*	11,030	40,149	-	(5,530)	(1,666)	427	9,647	33,380	-
Total#		$227,749	$-	$(33,272)	$(9,272)	$27,392		$159,670	$1,341
International Value Fund
Arch Capital Group Ltd.*	23,073	$1,050,732	$40,474	$(293,375)	$105,743	$394,866	19,131	$1,298,440	$-
Berkeley Group Holdings plc(1)	5,543	203,196	20,500	(7,673)	(4,735)	89,406	5,796	300,694	4,614
Sensata Technologies Holding plc	8,750	326,188	18,828	(19,377)	(6,806)	114,773	8,669	433,606	1,860
Total		$1,580,116	$79,802	$(320,425)	$94,202	$599,045		$2,032,740	$6,474

@  Net of foreign taxes withheld, if any.

† Issuer was not an affiliate as of March 31, 2023.

* Non-income producing security.

# Total value as of March 31, 2023 is presented only for those issuers that were affiliates as of March 31, 2023.

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes (A) and (B) in the accompanying notes.

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

(11)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2023 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation) on Investments
Developing World	$2,216,070	$1,256,117	$(249,769)	$1,006,348
Emerging Markets Debt Opportunities	24,437	696	(419)	277
Floating Rate	49,989	227	(2,408)	(2,181)
Focus	1,294,464	140,783	(6,497)	134,286
Global Discovery	216,850	53,537	(7,936)	45,601
Global Equity	186,172	28,242	(14,242)	14,000
Global Opportunities	1,968,149	909,591	(25,666)	883,925
Global Unconstrained	16,911	520	(284)	236
Global Value	1,569,317	560,858	(104,324)	456,534
High Income	7,092,064	36,027	(739,761)	(703,734)
International	4,654,638	1,283,701	(403,256)	880,445
International Explorer	40,740	4,637	(1,035)	3,602
International Small-Mid	3,834,440	865,282	(328,459)	536,823
International Value	21,482,849	5,987,514	(1,145,518)	4,841,996
Mid Cap	3,021,429	1,550,372	(95,313)	1,455,059
Mid Cap Value	838,884	434,275	(27,856)	406,419
Select Equity	34,061	4,273	(1,427)	2,846
Small Cap	1,238,762	731,025	(87,108)	643,917
Sustainable Emerging Markets	75,254	19,379	(17,322)	2,057
Value	168,173	78,939	(4,856)	74,083
Value Income	11,368	353	(913)	(560)

The Funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. Accordingly, the table above does not include tax adjustments and reflects the aggregate book cost as of March 31, 2023.

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2023 and the year ended September 30, 2022 were as follows (in thousands):

	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$14,242	$-	$295,702	$388,716
Emerging Markets Debt Opportunities(1)	1,031	336	508	-
Floating Rate(2)	1,833	-	1,456	-
Focus	8,043	-	337,147	17,221
Global Discovery	233	-	7,395	19,221
Global Equity	2,074	-	19,459	28,859
Global Opportunities	-	-	27,681	553,418
Global Unconstrained(3)	1,100	177	160	-
Global Value	10,802	70,342	28,483	197,964
High Income	95	37,827	478,573	44,189
International	78,879	69,382	429,877	1,409,800

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
International Explorer(4)	$47	$-	$-	$-
International Small-Mid	3,473	-	45,109	128,582
International Value	48,410	378,198	1,229,228	1,001,989
Mid Cap	17,327	-	91,524	999,387
Mid Cap Value	6,654	237,354	34,762	229,661
Select Equity	500	441	545	670
Small Cap	7,342	-	29,251	366,277
Sustainable Emerging Markets	666	-	748	-
Value	830	37,845	6,388	37,133
Value Income(5)	138	-	161	-

(1)For the period from commencement of operations (April 7, 2022) through September 30, 2022.

(2)For the period from commencement of operations (December 1, 2021) through September 30, 2022.

(3)For the period from commencement of operations (March 31, 2022) through September 30, 2022.

(4)For the period from commencement of operations (May 16, 2022) through September 30, 2022.

(5)For the period from commencement of operations (February 28, 2022) through September 30, 2022.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, dividends in excess and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at September 30, 2022 as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Fund Shares Issued and outstanding
Developing World	$17,198	$4,448	$(21,646)
Emerging Markets Debt Opportunities	238	(238)	- (a)
Floating Rate	(9)	12	(3)
Focus	2,894	(2,894)	-
Global Discovery	825	(26)	(799)
Global Equity	(182)	94	88
Global Opportunities	4,565	505	(5,067)
Global Unconstrained	360	(360)	- (a)
Global Value	(3,147)	(6,920)	10,067
High Income	440	(8,169)	7,729
International	(9,806)	(57,306)	67,112
International Explorer	8	(8)	-
International Small-Mid	6,350	(6,350)	-
International Value	35,643	(84,300)	48,657
Mid Cap	16,655	62,561	(79,216)
Mid Cap Value	(5,931)	(29,620)	35,551
Select Equity	(4)	(4)	8
Small Cap	9,329	(2,864)	(6,465)
Sustainable Emerging Markets	(141)	141	-
Value	(483)	(8,189)	8,672
Value Income	(5)	4	1

(a)	Amount rounds to less than $1

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2022. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2022.

Additional tax information as of and for the year ended September 30, 2022 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)*	Tax Components of Net Assets Appreciation	Total Distributable Earnings
Developing World	$-	$-	$(413,684)	$(24,934)	$(334)	$(476,047)	$(914,999)
Emerging Markets Debt Opportunities(1)	455	287	-	-	(1)	(1,608)	(867)
Floating Rate(2)	-	-	-	-	(590)	(2,855)	(3,445)
Focus	8,043	-	-	-	(101,399)	(61,049)	(154,405)
Global Discovery	-	-	(13,872)	(1,261)	(15)	(14,411)	(29,559)
Global Equity	1,176	-	(9,054)	-	(23)	(22,783)	(30,684)
Global Opportunities	-	-	(22,825)	(516)	(311)	394,384	370,732
Global Unconstrained(3)	749	163	-	-	(2)	(761)	149
Global Value	8,278	70,073	-	-	(231)	(43,596)	34,524
High Income	-	37,826	-	-	(7,167)	(917,693)	(887,034)
International	78,878	69,382	-	-	(1,013)	(446,035)	(298,788)
International Explorer(4)	28	-	-	-	(162)	(3,233)	(3,367)
International Small-Mid	-	-	(167,001)	(1,505)	(206)	(360,727)	(529,439)
International Value	48,410	378,198	-	-	(1,379)	(1,392,622)	(967,393)
Mid Cap	-	-	(11,503)	(31,428)	(567)	758,596	715,098
Mid Cap Value	5,839	232,293	-	-	(263)	370,010	607,879
Select Equity	324	441	-	-	(7)	(5,043)	(4,285)
Small Cap	-	-	(300,919)	(14,621)	(194)	254,295	(61,439)
Sustainable Emerging Markets	667	-	-	-	(133,101)	(16,215)	(148,649)
Value	538	35,825	-	-	(44)	39,545	75,864
Value Income(5)	3	-	-	-	(76)	(1,909)	(1,982)

*	Other deferred gains and losses relate to (a) distribution payable at year end (b) other items including straddle loss deferral, deferred compensation and capital loss carryforward.
(1)	For the period from commencement of operations (April 7, 2022) through September 30, 2022.
(2)	For the period from commencement of operations (December 1, 2021) through September 30, 2022.
(3)	For the period from commencement of operations (March 31, 2022) through September 30, 2022.
(4)	For the period from commencement of operations (May 16, 2022) through September 30, 2022.
(5)	For the period from commencement of operations (February 28, 2022) through September 30, 2022.

As of September 30, 2022, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring – ST	Unexpiring – LT		Utilized in CY
Floating Rate	$588	$-		$-
Focus	101,319	-		-
International Explorer	162	-		-
Sustainable Emerging Markets	6,328	126,757	(1)	135
Value Income	-	-		-

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323, pursuant to IRC Section 382-383.

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(12)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,466,707	$20,596	7,470,810	$141,791
Advisor Shares	18,250,172	250,742	71,081,577	1,307,328
Institutional Shares	7,133,381	98,605	29,932,152	533,624
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	28,335	364	2,902,230	68,136
Advisor Shares	496,275	6,427	14,263,543	338,006
Institutional Shares	360,708	4,696	7,092,177	169,058
Cost of shares redeemed
Investor Shares	(8,742,474)	(110,346)	(16,787,479)	(297,852)
Advisor Shares	(56,441,369)	(785,950)	(133,496,326)	(2,343,680)
Institutional Shares	(21,237,709)	(290,702)	(55,734,088)	(987,399)
Net increase (decrease) from fund share transactions
Investor Shares	(7,247,432)	(89,386)	(6,414,439)	(87,925)
Advisor Shares	(37,694,922)	(528,781)	(48,151,206)	(698,346)
Institutional Shares	(13,743,620)	(187,401)	(18,709,759)	(284,717)

	EMERGING MARKETS DEBT OPPORTUNITIES
	Six Months Ended 3/31/2023		Period Ended 9/30/2022(1)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	14,508	$146	8,969	$88
Advisor Shares	219,661	2,198	44,242	438
Institutional Shares	12,028	120	2,106,225	21,058
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	959	9	165	2
Advisor Shares	5,443	54	929	9
Institutional Shares	144,768	1,427	51,335	497
Cost of shares redeemed
Investor Shares	(34)	-	-	-
Advisor Shares	(290)	(3)	-	-
Institutional Shares	(9,345)	(92)	(2,727)	(26)
Net increase from fund share transactions
Investor Shares	15,433	155	9,134	90
Advisor Shares	224,814	2,249	45,171	447
Institutional Shares	147,451	1,455	2,154,833	21,529

	FLOATING RATE
	Six Months Ended 3/31/2023		Period Ended 9/30/2022(2)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	165,263	$1,543	280,147	$2,719
Advisor Shares	266,067	2,501	2,737,014	26,946
Institutional Shares	86,603	814	3,318,819	33,023
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	12,851	120	4,253	41
Advisor Shares	66,332	623	53,482	511
Institutional Shares	115,058	1,081	94,596	902
Cost of shares redeemed
Investor Shares	(35,368)	(330)	(20,931)	(203)
Advisor Shares	(513,223)	(4,822)	(994,399)	(9,499)
Institutional Shares	(345,217)	(3,243)	(394,361)	(3,759)
Net increase (decrease) from fund share transactions
Investor Shares	142,746	1,333	263,469	2,557
Advisor Shares	(180,824)	(1,698)	1,796,097	17,958
Institutional Shares	(143,556)	(1,348)	3,019,054	30,166
Redemption Fees
Investor Shares		1		-

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

	FOCUS
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,844,352	$29,808	4,690,488	$84,203
Advisor Shares	5,132,360	82,626	15,192,061	287,151
Institutional Shares	5,462,749	86,797	10,512,079	182,072
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	46,081	752	2,442,848	51,056
Advisor Shares	202,531	3,317	8,143,796	170,694
Institutional Shares	66,966	1,099	1,731,756	36,384
Cost of shares redeemed
Investor Shares	(3,125,165)	(50,060)	(6,784,230)	(127,828)
Advisor Shares	(19,876,537)	(319,956)	(24,269,096)	(446,780)
Institutional Shares	(8,804,930)	(143,189)	(9,012,101)	(163,400)
Net increase (decrease) from fund share transactions
Investor Shares	(1,234,732)	(19,500)	349,106	7,431
Advisor Shares	(14,541,646)	(234,013)	(933,239)	11,065
Institutional Shares	(3,275,215)	(55,293)	3,231,734	55,056

	GLOBAL DISCOVERY
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	110,507	$1,790	441,723	$8,708
Advisor Shares	431,588	6,853	751,523	15,486
Institutional Shares	157,810	2,546	2,214,973	45,023
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	213,639	4,734
Advisor Shares	-	-	71,423	1,585
Institutional Shares	14,978	233	907,373	20,198
Cost of shares redeemed
Investor Shares	(639,852)	(10,085)	(800,050)	(14,980)
Advisor Shares	(332,908)	(4,994)	(739,039)	(12,743)
Institutional Shares	(430,582)	(6,728)	(2,035,430)	(34,947)
Net increase (decrease) from fund share transactions
Investor Shares	(529,345)	(8,295)	(144,688)	(1,538)
Advisor Shares	98,680	1,859	83,907	4,328
Institutional Shares	(257,794)	(3,949)	1,086,916	30,274

	GLOBAL EQUITY
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	39,489	$654	363,512	$6,926
Advisor Shares	61,154	946	284,081	4,849
Institutional Shares	137,603	2,361	1,987,292	33,399
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	39,781	651	1,087,193	22,418
Advisor Shares	2,832	46	104,739	2,161
Institutional Shares	76,048	1,262	1,026,998	21,464
Cost of shares redeemed
Investor Shares	(424,804)	(6,896)	(2,958,596)	(54,061)
Advisor Shares	(86,632)	(1,428)	(688,532)	(11,692)
Institutional Shares	(602,982)	(10,029)	(2,467,539)	(45,052)
Net increase (decrease) from fund share transactions
Investor Shares	(345,534)	(5,591)	(1,507,891)	(24,717)
Advisor Shares	(22,646)	(436)	(299,712)	(4,682)
Institutional Shares	(389,331)	(6,406)	546,751	9,811

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	778,594	$20,663	4,275,468	$137,036
Advisor Shares	1,909,278	51,113	6,618,480	211,795
Institutional Shares	1,867,346	50,236	10,812,675	360,106
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	3,998,126	148,890
Advisor Shares	-	-	3,000,905	112,774
Institutional Shares	-	-	7,348,834	279,991
Cost of shares redeemed
Investor Shares	(5,748,418)	(149,956)	(14,827,587)	(451,998)
Advisor Shares	(8,686,523)	(227,610)	(15,991,074)	(491,833)
Institutional Shares	(17,652,286)	(483,118)	(21,811,032)	(713,959)
Net increase (decrease) from fund share transactions
Investor Shares	(4,969,824)	(129,293)	(6,553,993)	(166,072)
Advisor Shares	(6,777,245)	(176,497)	(6,371,689)	(167,264)
Institutional Shares	(15,784,940)	(432,882)	(3,649,523)	(73,862)

	GLOBAL UNCONSTRAINED
	Six Months Ended 3/31/2023		Period Ended 9/30/2022(3)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,927	$97	45,885	$463
Advisor Shares	17,512	175	196,899	1,967
Institutional Shares	109,695	1,088	1,230,441	12,315
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,357	43	294	3
Advisor Shares	18,942	185	2,040	20
Institutional Shares	113,460	1,109	13,686	137
Cost of shares redeemed
Investor Shares	(282)	(3)	(19)	-
Advisor Shares	(373)	(4)	-	-
Institutional Shares	(29,116)	(286)	(1,917)	(19)
Net increase from fund share transactions
Investor Shares	14,002	137	46,160	466
Advisor Shares	36,081	356	198,939	1,987
Institutional Shares	194,039	1,911	1,242,210	12,433

	GLOBAL VALUE
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	324,014	$5,696	1,486,945	$29,522
Advisor Shares	1,523,517	26,506	3,990,120	77,572
Institutional Shares	4,856,245	82,741	21,133,681	396,244
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	454,862	7,728	1,169,733	23,816
Advisor Shares	606,275	10,276	1,363,221	27,701
Institutional Shares	3,080,893	52,344	7,107,819	144,786
Cost of shares redeemed
Investor Shares	(2,148,059)	(37,018)	(3,171,851)	(61,381)
Advisor Shares	(5,166,470)	(90,092)	(3,983,122)	(74,999)
Institutional Shares	(10,602,510)	(186,228)	(27,007,128)	(511,902)
Net increase (decrease) from fund share transactions
Investor Shares	(1,369,183)	(23,594)	(515,173)	(8,043)
Advisor Shares	(3,036,678)	(53,310)	1,370,219	30,274
Institutional Shares	(2,665,372)	(51,143)	1,234,372	29,128

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

	HIGH INCOME
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,939,104	$68,781	21,972,142	$210,935
Advisor Shares	95,726,641	825,499	112,796,323	1,065,335
Institutional Shares	101,571,204	875,406	127,041,635	1,186,468
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,413,653	29,427	9,043,579	86,993
Advisor Shares	12,212,960	105,227	22,457,803	214,298
Institutional Shares	7,115,972	61,300	13,101,185	124,855
Cost of shares redeemed(4)
Investor Shares	(15,383,204)	(132,605)	(81,347,747)	(772,200)
Advisor Shares	(75,902,382)	(652,055)	(148,814,020)	(1,401,726)
Institutional Shares	(69,414,533)	(595,073)	(77,269,224)	(724,085)
Net increase (decrease) from fund share transactions
Investor Shares	(4,030,447)	(34,397)	(50,332,026)	(474,272)
Advisor Shares	32,037,219	278,671	(13,559,894)	(122,093)
Institutional Shares	39,272,643	341,633	62,873,596	587,238
Redemption Fees
Investor Shares		19		116
Advisor Shares		183		275
Institutional Shares		31		80

	INTERNATIONAL
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,049,997	$50,628	4,878,673	$134,566
Advisor Shares	2,776,176	66,609	9,078,191	245,647
Institutional Shares	5,238,661	127,598	25,657,363	704,771
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,787,578	42,902	18,624,907	557,071
Advisor Shares	786,542	18,783	9,803,061	291,935
Institutional Shares	2,804,345	67,641	25,644,328	771,381
Cost of shares redeemed
Investor Shares	(11,180,963)	(267,141)	(30,595,419)	(830,194)
Advisor Shares	(8,430,255)	(200,430)	(26,103,285)	(712,537)
Institutional Shares	(21,044,620)	(519,468)	(61,890,825)	(1,648,129)
Net increase (decrease) from fund share transactions
Investor Shares	(7,343,388)	(173,611)	(7,091,839)	(138,557)
Advisor Shares	(4,867,537)	(115,038)	(7,222,033)	(174,955)
Institutional Shares	(13,001,614)	(324,229)	(10,589,134)	(171,977)

	INTERNATIONAL EXPLORER
	Six Months Ended 3/31/2023		Period Ended 9/30/2022(5)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Advisor Shares	420,819	$4,443	674,918	$6,881
Institutional Shares	1,500,831	15,091	1,730,893	17,443
Net asset value of shares issued in reinvestment of dividends and distributions
Advisor Shares	796	8	-	-
Institutional Shares	1,279	12	-	-
Cost of shares redeemed
Advisor Shares	(200,021)	(2,007)	(6,118)	(59)
Institutional Shares	(90,095)	(880)	(36,399)	(362)
Net increase from fund share transactions
Advisor Shares	221,594	2,444	668,800	6,822
Institutional Shares	1,412,015	14,223	1,694,494	17,081

128	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL SMALL-MID
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,547,909	$24,288	4,161,258	$72,617
Advisor Shares	8,645,489	137,165	27,893,529	477,225
Institutional Shares	16,238,435	260,233	49,845,304	876,465
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	688,580	14,109
Advisor Shares	16,852	264	2,266,734	46,559
Institutional Shares	179,689	2,848	4,721,866	98,120
Cost of shares redeemed
Investor Shares	(4,365,004)	(69,160)	(8,256,751)	(141,622)
Advisor Shares	(18,694,130)	(290,041)	(34,331,388)	(574,051)
Institutional Shares	(22,844,164)	(363,958)	(58,593,168)	(996,877)
Net increase (decrease) from fund share transactions
Investor Shares	(2,817,095)	(44,872)	(3,406,913)	(54,896)
Advisor Shares	(10,031,789)	(152,612)	(4,171,125)	(50,267)
Institutional Shares	(6,426,040)	(100,877)	(4,025,998)	(22,292)

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,598,926	$222,671	8,291,428	$328,863
Advisor Shares	39,584,034	1,554,131	60,092,836	2,405,960
Institutional Shares	55,305,857	2,180,649	146,452,838	6,097,063
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,132,434	42,772	5,974,617	251,146
Advisor Shares	2,581,861	97,310	11,140,147	465,887
Institutional Shares	6,502,377	246,239	30,721,316	1,289,424
Cost of shares redeemed
Investor Shares	(7,307,560)	(276,068)	(13,135,629)	(518,863)
Advisor Shares	(19,480,481)	(743,796)	(64,767,550)	(2,725,845)
Institutional Shares	(64,087,253)	(2,433,105)	(70,332,385)	(2,796,686)
Net increase from fund share transactions
Investor Shares	(576,200)	(10,625)	1,130,416	61,146
Advisor Shares	22,685,414	907,645	6,465,433	146,002
Institutional Shares	(2,279,019)	(6,217)	106,841,769	4,589,801

	MID CAP
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,621,597	$107,680	7,385,851	$288,438
Advisor Shares	3,328,539	98,137	7,488,704	286,518
Institutional Shares	5,487,339	191,304	14,203,132	642,122
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	111,050	3,217	7,472,214	341,032
Advisor Shares	82,923	2,447	3,050,814	141,832
Institutional Shares	269,708	9,318	8,489,882	461,850
Cost of shares redeemed
Investor Shares	(6,457,396)	(188,220)	(12,920,194)	(504,849)
Advisor Shares	(3,900,508)	(117,063)	(7,888,493)	(299,371)
Institutional Shares	(7,876,613)	(276,822)	(20,078,294)	(878,409)
Net increase (decrease) from fund share transactions
Investor Shares	(2,724,749)	(77,323)	1,937,871	124,621
Advisor Shares	(489,046)	(16,479)	2,651,025	128,979
Institutional Shares	(2,119,566)	(76,200)	2,614,720	225,563

Artisan Partners Funds	129

NOTES TO FINANCIAL STATEMENTS

	MID CAP VALUE
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	443,676	$7,544	3,346,819	$71,410
Advisor Shares	1,662,717	28,199	2,617,668	52,809
Institutional Shares	1,169,238	19,571	2,436,382	50,058
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,249,487	69,309	3,275,188	69,860
Advisor Shares	4,464,196	72,365	3,337,333	70,918
Institutional Shares	5,860,534	95,058	4,507,359	95,826
Cost of shares redeemed
Investor Shares	(4,078,908)	(69,624)	(13,701,582)	(267,761)
Advisor Shares	(9,103,300)	(153,577)	(6,559,601)	(136,708)
Institutional Shares	(3,836,495)	(65,433)	(10,527,284)	(223,157)
Net increase (decrease) from fund share transactions
Investor Shares	614,255	7,229	(7,079,575)	(126,491)
Advisor Shares	(2,976,387)	(53,013)	(604,600)	(12,981)
Institutional Shares	3,193,277	49,196	(3,583,543)	(77,273)

	SELECT EQUITY
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	29,209	$325	35,252	$452
Advisor Shares	25,090	259	20,516	206
Institutional Shares	106,794	1,247	1,091,230	13,142
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,388	69	10,699	142
Advisor Shares	5,163	56	6,464	86
Institutional Shares	75,441	816	74,662	987
Cost of shares redeemed
Investor Shares	(32,243)	(338)	(24,326)	(298)
Advisor Shares	(85,457)	(1,021)	(917)	(11)
Institutional Shares	(30,358)	(357)	(33,527)	(408)
Net increase from fund share transactions
Investor Shares	3,354	56	21,625	296
Advisor Shares	(55,204)	(706)	26,063	281
Institutional Shares	151,877	1,706	1,132,365	13,721

	SMALL CAP
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	867,436	$26,642	3,256,368	$118,733
Advisor Shares	1,884,472	56,684	10,094,246	357,099
Institutional Shares	3,413,396	106,106	11,286,868	402,996
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	49,814	1,521	2,406,177	104,067
Advisor Shares	42,554	1,311	2,969,408	129,469
Institutional Shares	123,394	3,887	2,704,864	120,637
Cost of shares redeemed
Investor Shares	(2,005,070)	(59,934)	(6,753,630)	(245,803)
Advisor Shares	(4,653,383)	(146,120)	(26,304,832)	(847,310)
Institutional Shares	(4,503,535)	(140,460)	(14,875,744)	(520,695)
Net increase (decrease) from fund share transactions
Investor Shares	(1,087,820)	(31,771)	(1,091,085)	(23,003)
Advisor Shares	(2,726,357)	(88,125)	(13,241,178)	(360,742)
Institutional Shares	(966,745)	(30,467)	(884,012)	2,938

130	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	SUSTAINABLE EMERGING MARKETS
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	36,586	$491	662,977	$11,430
Advisor Shares(6)	608,622	8,490	2,174,780	30,102
Institutional Shares	372,708	5,529	1,405,810	24,249
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	8,274	112	33,599	659
Advisor Shares(6)	20,528	277	-	-
Institutional Shares	16,842	232	4,462	89
Cost of shares redeemed
Investor Shares	(136,177)	(1,900)	(2,930,208)	(41,929)
Advisor Shares(6)	(402,684)	(5,624)	(20,477)	(280)
Institutional Shares	(377,759)	(5,449)	(56,922)	(940)
Net increase from fund share transactions
Investor Shares	(91,317)	(1,297)	(2,233,632)	(29,840)
Advisor Shares(6)	226,466	3,143	2,154,303	29,822
Institutional Shares	11,791	312	1,353,350	23,398

	VALUE
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	134,800	$1,685	856,850	$12,330
Advisor Shares	1,177,115	14,530	799,189	11,773
Institutional Shares	840,555	10,516	2,078,297	30,020
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,107,045	13,130	825,284	12,297
Advisor Shares	763,303	8,999	783,355	11,601
Institutional Shares	1,208,968	14,254	1,198,806	17,766
Cost of shares redeemed
Investor Shares	(1,103,606)	(13,736)	(1,514,916)	(22,102)
Advisor Shares	(1,016,766)	(12,506)	(3,166,768)	(44,521)
Institutional Shares	(2,498,474)	(29,848)	(5,786,232)	(85,318)
Net increase (decrease) from fund share transactions
Investor Shares	138,239	1,079	167,218	2,525
Advisor Shares	923,652	11,023	(1,584,224)	(21,147)
Institutional Shares	(448,951)	(5,078)	(2,509,129)	(37,532)

	VALUE INCOME
	Six Months Ended 3/31/2023		Period Ended 9/30/2022(7)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	32,334	$299	110,107	$1,067
Advisor Shares	25,075	227	142,757	1,376
Institutional Shares	72,213	661	876,184	8,756
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	861	8	1,389	12
Advisor Shares	2,173	19	2,039	18
Institutional Shares	12,454	111	15,001	131
Cost of shares redeemed
Investor Shares	(52,241)	(477)	(21,611)	(195)
Advisor Shares	(766)	(7)	(276)	(2)
Institutional Shares	(14,926)	(134)	(8,723)	(76)
Net increase from fund share transactions
Investor Shares	(19,046)	(170)	89,885	884
Advisor Shares	26,482	239	144,520	1,392
Institutional Shares	69,741	638	882,462	8,811

[1].	For the period from commencement of operations (April 7, 2022) through September 30, 2022.
[2].	For the period from commencement of operations (December 1, 2021) through September 30, 2022.
[3].	For the period from commencement of operations (March 31, 2022) through September 30, 2022.
[4].	Net of redemption fees.
[5].	For the period from commencement of operations (May 16, 2022) through September 30, 2022.
[6].	For the period from commencement of operations (April 25, 2022) through September 30, 2022.
[7].	For the period from commencement of operations (February 28, 2022) through September 30, 2022.

Artisan Partners Funds	131

NOTES TO FINANCIAL STATEMENTS

(13)	Accounting Pronouncements:

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other LIBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management has determined that the impact of implementation will not have a material effect on the funds.

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require the Funds to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

(14)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

132	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2023 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period 10/1/2022-3/31/2023(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,297.90	$7.39	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.49	1.29%
Advisor Shares
Actual	$1,000.00	$1,299.30	$6.54	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.74	1.14%
Institutional Shares
Actual	$1,000.00	$1,299.70	$6.02	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Artisan Emerging Markets Debt Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,117.40	$6.60	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Advisor Shares
Actual	$1,000.00	$1,119.10	$6.08	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Institutional Shares
Actual	$1,000.00	$1,118.30	$5.81	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%

Artisan Partners Funds	133

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period 10/1/2022-3/31/2023(1)	Expense Ratio(2)(3)
Artisan Floating Rate Fund
Investor Shares
Actual	$1,000.00	$1,052.60	$6.14	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Advisor Shares
Actual	$1,000.00	$1,053.20	$5.63	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Shares
Actual	$1,000.00	$1,053.40	$5.38	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Artisan Focus Fund
Investor Shares
Actual	$1,000.00	$1,083.70	$6.55	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%
Advisor Shares
Actual	$1,000.00	$1,084.30	$5.77	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59	1.11%
Institutional Shares
Actual	$1,000.00	$1,085.40	$5.30	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14	1.02%
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$1,190.10	$7.64	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04	1.40%
Advisor Shares
Actual	$1,000.00	$1,191.10	$7.10	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.54	1.30%
Institutional Shares
Actual	$1,000.00	$1,192.30	$5.90	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,215.60	$7.13	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.49	1.29%
Advisor Shares
Actual	$1,000.00	$1,216.70	$6.91	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Institutional Shares
Actual	$1,000.00	$1,218.00	$5.75	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,154.60	$6.12	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.74	1.14%
Advisor Shares
Actual	$1,000.00	$1,155.10	$5.43	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%
Institutional Shares
Actual	$1,000.00	$1,155.60	$4.89	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.58	0.91%

134	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period 10/1/2022-3/31/2023(1)	Expense Ratio(2)(3)
Artisan Global Unconstrained Fund
Investor Shares
Actual	$1,000.00	$1,069.60	$7.48	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.29	1.45%
Advisor Shares
Actual	$1,000.00	$1,069.00	$6.96	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79	1.35%
Institutional Shares
Actual	$1,000.00	$1,070.30	$6.71	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.54	1.30%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,249.40	$7.07	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%
Advisor Shares
Actual	$1,000.00	$1,250.40	$6.23	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59	1.11%
Institutional Shares
Actual	$1,000.00	$1,251.00	$5.67	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.09	1.01%
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,068.60	$4.85	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73	0.94%
Advisor Shares
Actual	$1,000.00	$1,069.50	$4.08	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99	$3.98	0.79%
Institutional Shares
Actual	$1,000.00	$1,070.00	$3.61	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,268.30	$6.67	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Advisor Shares
Actual	$1,000.00	$1,269.20	$5.94	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$1,269.10	$5.43	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Artisan International Explorer Fund
Advisor Shares
Actual	$1,000.00	$1,283.40	$7.97	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04	1.40%
Institutional Shares
Actual	$1,000.00	$1,284.00	$7.69	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79	1.35%

Artisan Partners Funds	135

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period 10/1/2022-3/31/2023(1)	Expense Ratio(2)(3)
Artisan International Small-Mid Fund
Investor Shares
Actual	$1,000.00	$1,207.90	$7.10	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.49	1.29%
Advisor Shares
Actual	$1,000.00	$1,209.80	$6.28	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.74	1.14%
Institutional Shares
Actual	$1,000.00	$1,209.60	$5.84	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.34	1.06%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,309.80	$6.80	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Advisor Shares
Actual	$1,000.00	$1,310.80	$5.93	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Institutional Shares
Actual	$1,000.00	$1,311.30	$5.47	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,111.00	$6.26	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	1.19%
Advisor Shares
Actual	$1,000.00	$1,111.70	$5.53	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$1,112.30	$5.06	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,147.10	$6.53	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Advisor Shares
Actual	$1,000.00	$1,148.30	$5.73	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.39	1.07%
Institutional Shares
Actual	$1,000.00	$1,148.30	$5.36	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Artisan Select Equity Fund
Investor Shares
Actual	$1,000.00	$1,244.00	$6.99	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Advisor Shares
Actual	$1,000.00	$1,243.80	$6.43	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Institutional Shares
Actual	$1,000.00	$1,244.90	$6.16	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%

136	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period 10/1/2022-3/31/2023(1)	Expense Ratio(2)(3)
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,143.50	$6.52	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Advisor Shares
Actual	$1,000.00	$1,144.20	$5.72	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.39	1.07%
Institutional Shares
Actual	$1,000.00	$1,144.90	$5.29	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99	0.99%
Artisan Sustainable Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$1,217.80	$6.36	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Advisor Shares
Actual	$1,000.00	$1,219.00	$5.81	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%
Institutional Shares
Actual	$1,000.00	$1,218.90	$5.53	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,230.30	$6.06	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Advisor Shares
Actual	$1,000.00	$1,232.00	$4.90	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43	0.88%
Institutional Shares
Actual	$1,000.00	$1,232.50	$4.84	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.38	0.87%
Artisan Value Income Fund
Investor Shares
Actual	$1,000.00	$1,118.10	$6.34	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Advisor Shares
Actual	$1,000.00	$1,118.00	$5.81	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Shares
Actual	$1,000.00	$1,118.10	$5.54	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29	1.05%

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2023, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended March 31, 2023.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.

Artisan Partners Funds	137

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources for most Funds and FactSet (to the extent available) as a secondary source for this information. The Adviser uses the Sustainable Industry Classification System (SICS®), developed by the Sustainability Accounting Standards Board (“SASB”), as the primary source with respect to Sustainable Emerging Markets Fund. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (MSCI) and Standard & Poor’s Financial Services, LLC (S&P). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaim all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of such damages.

The Sustainable Industry Classification System (SICS®) is the exclusive intellectual property of Sustainability Accounting Standards Board (SASB).

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

138	Artisan Partners Funds

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Disclosure of the Funds’ complete schedule of portfolio holdings is also required to be made monthly on Form N-PORT, with every third month made available to the public by the Securities and Exchange Commission 60 days after the end of the Funds’ fiscal quarter. You can find Securities and Exchange Commission filings on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also made available at https://connect.rightprospectus.com/Artisan, and will be made available, upon request, by calling (toll-free) 800-344-1770. The schedule of portfolio holdings for the second and fourth quarter of each Fund’s fiscal year are included in the semi-annual report and annual report, respectively.

Artisan Partners Funds	139

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2023 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable for semiannual reports.

	(2)	Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 5, 2023

By:	/s/ Shannon K. Jagodinski
Shannon K. Jagodinski
Principal Financial Officer

Date:	June 5, 2023